Everlake Financial
Advisors Separate
Account I

Financial Statements as of December 31, 2023 and for
the years ended December 31, 2023 and 2022 and
Report of Independent Registered Public Accounting
Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Audit and Risk Committee of the Board of Directors of
Everlake US Holdings Company and the Contractholders of
Everlake Financial Advisors Separate Account I

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of net assets for each of the sub-accounts of Everlake Financial Advisors Separate Account I (the “Account”) listed in Appendix A, as of December 31, 2023, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods presented in Appendix A and the related notes. In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the sub-accounts comprising the Account as of December 31, 2023, and the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented in Appendix A, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on the Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the Account’s fund managers; when replies were not received from fund managers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Chicago, Illinois
April 5, 2024

We have served as the auditor of Everlake Life Insurance Company (the sponsor Company) since 2001.

Everlake Financial Advisors Separate Account I     APPENDIX A

Sub-account	Statement of Net Assets	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
Alliance Bernstein VPS Discovery Value Portfolio - Class B	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Alliance Bernstein VPS International Value Class B	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Alliance Bernstein VPS Large Cap Growth Class B	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Alliance Bernstein VPS Relative Value Portfolio - Class B	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
American Century VP Balanced - Class I **	—	—	—	—
American Century VP International Class I	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
AST Academic Strategies Asset Allocation	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
AST Advanced Strategies	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
AST Balanced Asset Allocation	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
AST BlackRock Global Strategies^^	—	—	—	—
AST Bond Portfolio 2022##	—	—	—	—
AST Bond Portfolio 2023!	—	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
AST Bond Portfolio 2024	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
AST Bond Portfolio 2025**	—	—	—	—
AST Bond Portfolio 2026	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
AST Bond Portfolio 2027**	—	—	—	—
AST Bond Portfolio 2028**	—	—	—	—
AST Bond Portfolio 2029**	—	—	—	—
AST Bond Portfolio 2030	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	For the Period January 2, 2019* to December 31, 2019 and for Four Years Ended December 31, 2023
AST Bond Portfolio 2031	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	For the Period January 2, 2020* to December 31, 2020 and for Three Years Ended December 31, 2023
AST Bond Portfolio 2032	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	For the Period January 4, 2021* to December 31, 2021 and for Two Years Ended December 31, 2023
AST Bond Portfolio 2033**	—	—	—	—
AST Bond Portfolio 2034^	—	—	—	—
AST Capital Growth Asset Allocation	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
AST ClearBridge Dividend Growth**	—	—	—	—
AST Cohen & Steers Global Realty	—	For the Period January 1, 2023 to January 23, 2023#	For the Year Ended December 31, 2022 and for the Period January 1, 2023 to January 23, 2023#	For Four Years Ended December 31, 2022 and for the Period January 1, 2023 to January 23, 2023#
AST Cohen & Steers Realty	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
AST Core Fixed Income	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
AST Emerging Markets Equity	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
AST Global Bond	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	For the Period November 13, 2020* to December 31, 2020 and for Three Years Ended December 31, 2023
AST Government Money Market	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
AST High Yield	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
AST International Equity	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
AST International Value	—	For the Period January 1, 2023 to March 13, 2023#	For the Year Ended December 31, 2022 and for the Period January 1, 2023 to March 13, 2023#	For Four Years Ended December 31, 2022 and for the Period January 1, 2023 to March 13, 2023#
AST Investment Grade Bond	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
AST J.P. Morgan Global Thematic	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
AST J.P. Morgan International Equity	—	For the Period January 1, 2023 to March 13, 2023#	For the Year Ended December 31, 2022 and for the Period January 1, 2023 to March 13, 2023#	For Four Years Ended December 31, 2022 and for the Period January 1, 2023 to March 13, 2023#
AST J.P. Morgan Tactical Preservation Portfolio	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
AST Large-Cap Core	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Three Years Ended December 31, 2023
AST Large-Cap Growth Portfolio	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
AST Large-Cap Value	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023

Everlake Financial Advisors Separate Account I      APPENDIX A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
AST MFS Global Equity	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
AST MFS Growth Allocation @	—	—	—	—
AST Mid-Cap Growth	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
AST Neuberger Berman/LSV Mid-Cap Value	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
AST Preservation Asset Allocation	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
AST Prudential Growth Allocation	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
AST Quantitative Modeling**	—	—	—	—
AST Small-Cap Growth	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
AST Small-Cap Value	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
AST T. Rowe Price Asset Allocation	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
AST T. Rowe Price Natural Resources	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
AST Wellington Management Hedged Equity	—	For the Period January 1, 2023 to February 27, 2023#	For the Year Ended December 31, 2022 and for the Period January 1, 2023 to February 27, 2023#	For Four Years Ended December 31, 2022 and for the Period January 1, 2023 to February 27, 2023#
AST Western Asset Emerging Markets Debt @@	—	—	—	—
BNY Mellon Stock Index Fund, Inc.	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
BNY Mellon Sustainable U.S. Equity Portfolio, Inc**	—	—	—	—
BNY Mellon VIF Government Money Market	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
BNY Mellon VIF Growth and Income Initial Shares	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
DWS Capital Growth VIP - Class A	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
DWS Core Equity VIP - Class A	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
DWS CROCI® International VIP - Class A	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
DWS Global Income Builder VIP - Class A	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
DWS Global Small Cap VIP - Class A	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
DWS Government Money Market VIP - Class A	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
DWS Small Mid Cap Growth VIP - Class A	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Federated Hermes Government Money - Class II	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Fidelity VIP Asset Manager: Growth Service Class 2**	—	—	—	—
Fidelity VIP Contrafund Service Class 2	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Fidelity VIP Equity-Income Initial Class	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Fidelity VIP Equity-Income Service Class 2	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Fidelity VIP Freedom 2010 - Service Class 2	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Fidelity VIP Freedom 2020 - Service Class 2	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Fidelity VIP Freedom 2030 - Service Class 2	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Fidelity VIP Freedom Income - Service Class 2	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Fidelity VIP Government Money Market - Initial Class	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Fidelity VIP Government Money Market - Service Class 2	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Fidelity VIP Growth - Initial Class	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Fidelity VIP Growth & Income Service Class 2	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Fidelity VIP Growth Service Class 2	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Fidelity VIP High Income - Initial Class	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Fidelity VIP High Income Service Class 2	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Fidelity VIP II Contrafund - Initial Class	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Fidelity VIP II Index 500 - Initial Class	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023

Everlake Financial Advisors Separate Account I      APPENDIX A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
Fidelity VIP II Investment Grade Bond - Initial Class	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Fidelity VIP II Investment Grade Bond - Service Class 2	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Fidelity VIP III Growth Opportunities - Service Class 2	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Fidelity VIP III Mid Cap - Service Class 2	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Fidelity VIP Index 500 Service Class 2	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Fidelity VIP Overseas - Initial Class	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Fidelity VIP Overseas - Service Class 2	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Franklin DynaTech VIP Fund - Class 2	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Franklin Growth and Income VIP Fund - Class 2	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Franklin Income VIP Fund - Class 2	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Franklin Large Cap Growth VIP Fund - Class 2	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Franklin Mutual Global Discovery VIP Fund - Class 2	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Franklin Mutual Shares VIP Fund - Class 2	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Franklin Small Cap Value VIP Fund - Class 2	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Franklin Small-Mid Cap Growth VIP Fund - Class 2	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Franklin U.S. Government Securities VIP Fund - Class 2	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Goldman Sachs VIT International Equity Insights - Institutional Class**	—	—	—	—
Goldman Sachs VIT Large Cap Value - Institutional Class	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Goldman Sachs VIT Mid Cap Value - Institutional Class	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Goldman Sachs VIT Small Cap Equity Insights - Institutional Class	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Goldman Sachs VIT Strategic Growth - Institutional Class	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Goldman Sachs VIT U.S. Equity Insights - Institutional Class	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Invesco Oppenheimer V.I. International Growth Series II**	—	—	—	—
Invesco V.I. American Franchise Series I	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Invesco V.I. American Franchise Series II	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Invesco V.I. American Value Series I	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Invesco V.I. American Value Series II	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Invesco V.I. Capital Appreciation Series I	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Invesco V.I. Capital Appreciation Series II	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Invesco V.I. Comstock Series I	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Invesco V.I. Comstock Series II	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Invesco V.I. Conservative Balanced Series I	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Invesco V.I. Conservative Balanced Series II	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Invesco V.I. Core Equity Fund - Series I	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Invesco V.I. Core Equity Fund - Series II	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Invesco V.I. Core Plus Bond Series I	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Invesco V.I. Core Plus Bond Series II	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Invesco V.I. Discovery Mid Cap Growth Series I	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	For the Period April 30, 2020* to December 31, 2020 and for Three Years Ended December 31, 2023
Invesco V.I. Discovery Mid Cap Growth Series II	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Invesco V.I. Diversified Dividend Series I	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023

Everlake Financial Advisors Separate Account I      APPENDIX A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
Invesco V.I. Diversified Dividend Series II	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I	December 31, 2023	December 31, 2023	For the Period April 29, 2022* to December 31, 2022 and for the Year Ended December 31, 2023	For the Period April 29, 2022* to December 31, 2022 and for the Years Ended December 31, 2023
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II	December 31, 2023	December 31, 2023	For the Period April 29, 2022* to December 31, 2022 and for the Year Ended December 31, 2023	For the Period April 29, 2022* to December 31, 2022 and for the Year Ended December 31, 2023
Invesco V.I. Equity and Income Series I	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Invesco V.I. Equity and Income Series II	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Invesco V.I. EQV International Equity Fund Series I	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Invesco V.I. EQV International Equity Series II	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Invesco V.I. Global Core Equity Series I	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Invesco V.I. Global Core Equity Series II	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Invesco V.I. Global Series I	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Invesco V.I. Global Series II	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Invesco V.I. Global Strategic Income Series I	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Invesco V.I. Global Strategic Income Series II	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Invesco V.I. Government Money Market Series I	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Invesco V.I. Government Money Market Series II	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Invesco V.I. Government Securities Series I	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Invesco V.I. Government Securities Series II	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Invesco V.I. Growth and Income Series II	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Invesco V.I. High Yield Fund - Series I	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Invesco V.I. High Yield Series II	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Invesco V.I. Main Street Mid Cap Series I	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Invesco V.I. Main Street Mid Cap Series II	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Invesco V.I. Main Street Series I	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Invesco V.I. Main Street Series II	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Invesco V.I. Main Street Small Cap Series I	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Invesco V.I. Main Street Small Cap Series II	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Invesco V.I. Technology Series I	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Invesco V.I. Technology Series II	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Janus Henderson VIT Forty Institutional Shares	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Janus Henderson VIT Global Research Service Shares**	—	—	—	—
Janus Henderson VIT Overseas Service Shares**	—	—	—	—
Lazard Retirement Series Emerging Market Equity Service Shares	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Legg Mason Partners Clearbridge Variable Large Cap Value - Class I	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Lord Abbett Bond Debenture	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Lord Abbett Fundamental Equity	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Lord Abbett Growth and Income	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Lord Abbett Growth Opportunities	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Lord Abbett Mid Cap Stock	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
MFS VIT Growth Initial Class	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
MFS VIT Growth Service Class	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
MFS VIT High Yield Initial Class	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023

Everlake Financial Advisors Separate Account I      APPENDIX A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
MFS VIT Investors Trust Initial Class	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
MFS VIT Investors Trust Service Class	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
MFS VIT New Discovery Initial Class	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
MFS VIT New Discovery Service Class	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
MFS VIT Research Initial Class	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
MFS VIT Research Service Class	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
MFS VIT Total Return Bond Initial Class	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
MFS VIT Utilities Initial Class	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
MFS VIT Utilities Service Class	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Morgan Stanley VIF Core Plus Fixed Income Class I	—	For the Period January 1, 2023 to July 28, 2023#	For the Year Ended December 31, 2022 and for the Period January 1, 2023 to July 28, 2023#	For Four Years Ended December 31, 2022 and for the Period January 1, 2023 to July 28, 2023#
Morgan Stanley VIF Discovery Class I	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Morgan Stanley VIF Discovery Class II	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Morgan Stanley VIF Emerging Markets Debt Class II	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Morgan Stanley VIF Emerging Markets Equity Class I	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Morgan Stanley VIF Emerging Markets Equity Class II	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Morgan Stanley VIF Global Franchise Class II	—	For the Period January 1, 2023 to September 18, 2023#	For the Year Ended December 31, 2022 and for the Period January 1, 2023 to September 18, 2023#	For Four Years Ended December 31, 2022 and for the Period January 1, 2023 to September 18, 2023#
Morgan Stanley VIF Global Infrastructure Class I	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Morgan Stanley VIF Global Infrastructure Class II	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Morgan Stanley VIF Global Strategist Class I	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Morgan Stanley VIF Global Strategist Class II	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Morgan Stanley VIF Growth Class I	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Morgan Stanley VIF Growth Class II	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Morgan Stanley VIF U.S. Real Estate Class I	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Morgan Stanley VIF U.S. Real Estate Class II	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Morgan Stanley VIS Income Plus Class X Shares	—	For the Period January 1, 2023 to July 28, 2023#	For the Year Ended December 31, 2022 and for the Period January 1, 2023 to July 28, 2023#	For Four Years Ended December 31, 2022 and for the Period January 1, 2023 to July 28, 2023#
Morgan Stanley VIS Income Plus Class Y Shares	—	For the Period January 1, 2023 to July 28, 2023#	For the Year Ended December 31, 2022 and for the Period January 1, 2023 to July 28, 2023#	For Four Years Ended December 31, 2022 and for the Period January 1, 2023 to July 28, 2023#
Neuberger Berman AMT Mid Cap Growth Class I	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Neuberger Berman AMT Sustainable Equity Class I	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	For the Period April 30, 2019* to December 31, 2019 and for Four Years Ended December 31, 2023
PIMCO VIT CommodityRealReturn® Strategy Advisor Class	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
PIMCO VIT Emerging Markets Bond Advisor Class	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
PIMCO VIT International Bond (U.S. Dollar-Hedged) Institutional Class	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
PIMCO VIT Real Return Advisor Class	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
PIMCO VIT Total Return Advisor Class	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
PIMCO VIT Total Return Institutional Class	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
ProFund VP Communications Services**	—	—	—	—
ProFund VP Consumer Discretionary**	—	—	—	—
ProFund VP Consumer Staples**	—	—	—	—
ProFund VP Financials**	—	—	—	—
ProFund VP Health Care**	—	—	—	—
ProFund VP Industrials**	—	—	—	—
ProFund VP Large-Cap Growth**	—	—	—	—
ProFund VP Large-Cap Value**	—	—	—	—
ProFund VP Mid-Cap Growth**	—	—	—	—

Everlake Financial Advisors Separate Account I      APPENDIX A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
ProFund VP Mid-Cap Value**	—	—	—	—
ProFund VP Real Estate**	—	—	—	—
ProFund VP Small-Cap Growth**	—	—	—	—
ProFund VP Small-Cap Value**	—	—	—	—
ProFund VP Utilities**	—	—	—	—
Putnam VT Core Equity Fund - Class IB	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Putnam VT Diversified Income Class IB	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Putnam VT Emerging Markets Equity Fund Class IB	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Putnam VT Focused International Equity Class IB	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Putnam VT George Putnam Balanced Class IB	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Four Years Ended December 31, 2023
Putnam VT Global Asset Allocation Class IB	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Putnam VT Global Health Care Class IB	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Putnam VT Government Money Market Class IB	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Putnam VT High Yield Class IB	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Putnam VT Income Class IB	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Putnam VT International Equity Class IB	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Putnam VT International Value Class IB	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Putnam VT Large Cap Growth Fund - Class IB	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Putnam VT Large Cap Value Class IB	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Putnam VT Mortgage Securities Class IB	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Putnam VT Research Class IB	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Putnam VT Small Cap Growth Class IB	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Putnam VT Small Cap Value Class IB	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Putnam VT Sustainable Future Class IB	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Putnam VT Sustainable Leaders Class IB	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Rydex VT NASDAQ-100®**	—	—	—	—
Templeton Developing Markets VIP Fund - Class 2	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Templeton Foreign VIP Fund - Class 2	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Templeton Global Bond VIP Fund - Class 2	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Templeton Growth VIP Fund - Class 2	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023

* date represents commencement of operations

# represents the date the sub-account ceased operations

! sub-account was available, but had no net assets as of December 31, 2023

** sub-account was available but did not have assets at December 31, 2023 and did not have any activity for the year / period ended December 31, 2023
## sub-account ceased operations on January 4, 2023, and did not have net assets at December 31, 2023 and did not have any activity for the period ended December 31, 2023
^ sub-account ceased operations on January 2, 2023, and did not have net assets at December 31, 2023 and did not have any activity for the year/ period ended December 31, 2023

^^ sub-account commenced operations on January 23, 2023, and did not have net assets at December 31, 2023 and did not have any activity for the year/ period ended December 31, 2023

@ sub-account ceased operations on February 27, 2023, and did not have net assets at December 31, 2023 and did not have any activity for the year/ period ended December 31, 2023

@@ sub-account ceased operations on March 13, 2023, and did not have net assets at December 31, 2023 and did not have any activity for the year/ period ended December 31, 2023

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2023

	Alliance Bernstein	Alliance Bernstein	Alliance Bernstein	Alliance Bernstein
	VPS Discovery	VPS International	VPS Large	VPS Relative	American Century
	Value Portfolio -	Value	Cap Growth	Value Portfolio -	VP International
	Class B	Class B	Class B	Class B	Class I
ASSETS
Investments, at fair value	$5,176,412	$3,271,024	$29,269,006	$31,117,603	$7,799
Total assets	$5,176,412	$3,271,024	$29,269,006	$31,117,603	$7,799
NET ASSETS
Accumulation units	$5,133,133	$3,252,149	$29,162,144	$30,713,742	$7,799
Contracts in payout (annuitization) period	43,279	18,875	106,862	403,861	—
Total net assets	$5,176,412	$3,271,024	$29,269,006	$31,117,603	$7,799
FUND SHARE INFORMATION
Number of shares	296,813	222,367	437,112	1,081,223	737
Cost of investments	$5,058,992	$3,251,100	$23,625,358	$27,652,768	$6,399
UNIT VALUE (1)
Lowest	$41.19	$9.31	$27.56	$27.48	$24.44
Highest	$54.11	$11.92	$67.97	$47.02	$25.09

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

	Alliance Bernstein	Alliance Bernstein	Alliance Bernstein	Alliance Bernstein
	VPS Discovery	VPS International	VPS Large	VPS Relative	American Century
	Value Portfolio -	Value	Cap Growth	Value Portfolio -	VP International
	Class B	Class B	Class B	Class B	Class I
NET INVESTMENT INCOME (LOSS)
Dividends	$41,888	$22,163	$—	$398,511	$104
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(82,857)	(51,725)	(418,501)	(491,973)	(101)
Administrative expense	(10,015)	(6,312)	(33,359)	(34,693)	(7)
Net investment income (loss)	(50,984)	(35,874)	(451,860)	(128,155)	(4)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,419,601	782,865	3,899,645	5,614,944	114
Cost of investments sold	1,474,712	802,415	3,505,367	5,137,628	96
Realized gains (losses) on fund shares	(55,111)	(19,550)	394,278	477,316	18
Realized gain distributions	440,401	—	1,965,750	2,517,243	—
Net realized gains (losses)	385,290	(19,550)	2,360,028	2,994,559	18
Change in unrealized gains (losses)	372,625	473,961	5,622,240	15,570	758
Net realized and change in
unrealized gains (losses) on investments	757,915	454,411	7,982,268	3,010,129	776
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$706,931	$418,537	$7,530,408	$2,881,974	$772
(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the Sub-Account. Otherwise, when more than one contract is available for investment, a high and low UV is reported.
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2023

	AST		AST
	Academic	AST	Balanced	AST	AST
	Strategies	Advanced	Asset	Bond Portfolio	Bond Portfolio
	Asset Allocation	Strategies	Allocation	2023	2024
ASSETS
Investments, at fair value	$888,235	$1,134,822	$4,742,620	$—	$500,225
Total assets	$888,235	$1,134,822	$4,742,620	$—	$500,225
NET ASSETS
Accumulation units	$888,235	$1,134,822	$4,742,620	$—	$500,225
Contracts in payout (annuitization) period	—	—	—	—	—
Total net assets	$888,235	$1,134,822	$4,742,620	$—	$500,225
FUND SHARE INFORMATION
Number of shares	49,292	43,630	189,402	—	40,935
Cost of investments	$689,074	$615,195	$2,638,322	$—	$476,557
UNIT VALUE (1)
Lowest	$11.21	$16.95	$16.02	$—	$8.87
Highest	$18.04	$26.41	$24.50	$—	$10.37

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

	AST		AST
	Academic	AST	Balanced	AST	AST
	Strategies	Advanced	Asset	Bond Portfolio	Bond Portfolio
	Asset Allocation	Strategies	Allocation	2023	2024
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(16,844)	(16,175)	(61,154)	(5,964)	(4,026)
Administrative expense	(1,625)	(1,683)	(7,172)	(564)	(392)
Net investment income (loss)	(18,469)	(17,858)	(68,326)	(6,528)	(4,418)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	648,433	316,340	1,027,086	657,929	115,916
Cost of investments sold	475,597	202,830	563,064	620,551	112,211
Realized gains (losses) on fund shares	172,836	113,510	464,022	37,378	3,705
Realized gain distributions	—	—	—	—	—
Net realized gains (losses)	172,836	113,510	464,022	37,378	3,705
Change in unrealized gains (losses)	(64,940)	39,798	237,830	(16,129)	15,825
Net realized and change in
unrealized gains (losses) on investments	107,896	153,308	701,852	21,249	19,530
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$89,427	$135,450	$633,526	$14,721	$15,112
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2023

					AST
	AST	AST	AST	AST	Capital Growth
	Bond Portfolio	Bond Portfolio	Bond Portfolio	Bond Portfolio	Asset
	2026	2030	2031	2032	Allocation
ASSETS
Investments, at fair value	$167,740	$16,248	$144,227	$23,087	$1,877,763
Total assets	$167,740	$16,248	$144,227	$23,087	$1,877,763
NET ASSETS
Accumulation units	$167,740	$16,248	$144,227	$23,087	$1,877,763
Contracts in payout (annuitization) period	—	—	—	—	—
Total net assets	$167,740	$16,248	$144,227	$23,087	$1,877,763
FUND SHARE INFORMATION
Number of shares	14,460	1,482	15,626	2,904	66,282
Cost of investments	$153,544	$18,273	$162,848	$26,510	$1,005,316
UNIT VALUE (1)
Lowest	$8.93	$9.48	$8.22	$7.29	$17.37
Highest	$10.14	$10.17	$8.70	$7.60	$29.34

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

					AST
	AST	AST	AST	AST	Capital Growth
	Bond Portfolio	Bond Portfolio	Bond Portfolio	Bond Portfolio	Asset
	2026	2030	2031	2032	Allocation
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(1,633)	(199)	(1,870)	(300)	(26,215)
Administrative expense	(183)	(22)	(209)	(33)	(2,619)
Net investment income (loss)	(1,816)	(221)	(2,079)	(333)	(28,834)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	10,469	221	2,079	368	354,914
Cost of investments sold	9,877	261	2,440	440	214,840
Realized gains (losses) on fund shares	592	(40)	(361)	(72)	140,074
Realized gain distributions	—	—	—	—	—
Net realized gains (losses)	592	(40)	(361)	(72)	140,074
Change in unrealized gains (losses)	8,228	837	7,733	1,209	153,039
Net realized and change in
unrealized gains (losses) on investments	8,820	797	7,372	1,137	293,113
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$7,004	$576	$5,293	$804	$264,279
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2023

	AST	AST	AST	AST	AST
	Cohen & Steers	Cohen & Steers	Core	Emerging	Global
	Global Realty	Realty	Fixed Income	Markets Equity	Bond
ASSETS
Investments, at fair value	$—	$13,353	$138,329	$3,251	$9,947
Total assets	$—	$13,353	$138,329	$3,251	$9,947
NET ASSETS
Accumulation units	$—	$13,353	$138,329	$3,251	$9,947
Contracts in payout (annuitization) period	—	—	—	—	—
Total net assets	$—	$13,353	$138,329	$3,251	$9,947
FUND SHARE INFORMATION
Number of shares	—	795	10,456	360	878
Cost of investments	$—	$7,149	$141,720	$3,335	$10,721
UNIT VALUE (1)
Lowest	$—	$19.03	$10.55	$7.24	$8.47
Highest	$—	$40.11	$13.71	$13.10	$8.99

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

	AST	AST	AST	AST	AST
	Cohen & Steers	Cohen & Steers	Core	Emerging	Global
	Global Realty	Realty	Fixed Income	Markets Equity	Bond
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(1)	(182)	(1,461)	(47)	(121)
Administrative expense	—	(18)	(210)	(4)	(15)
Net investment income (loss)	(1)	(200)	(1,671)	(51)	(136)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,408	211	17,724	321	501
Cost of investments sold	760	122	19,238	341	566
Realized gains (losses) on fund shares	648	89	(1,514)	(20)	(65)
Realized gain distributions	—	—	—	—	—
Net realized gains (losses)	648	89	(1,514)	(20)	(65)
Change in unrealized gains (losses)	(567)	1,279	10,302	400	660
Net realized and change in
unrealized gains (losses) on investments	81	1,368	8,788	380	595
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$80	$1,168	$7,117	$329	$459
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2023

	AST		AST	AST	AST
	Government	AST	International	International	Investment
	Money Market	High Yield	Equity	Value	Grade Bond
ASSETS
Investments, at fair value	$193,696	$32,137	$161,633	$—	$2,430,987
Total assets	$193,696	$32,137	$161,633	$—	$2,430,987
NET ASSETS
Accumulation units	$193,696	$32,137	$161,633	$—	$2,430,987
Contracts in payout (annuitization) period	—	—	—	—	—
Total net assets	$193,696	$32,137	$161,633	$—	$2,430,987
FUND SHARE INFORMATION
Number of shares	193,696	2,645	6,346	—	279,424
Cost of investments	$193,696	$20,866	$121,645	$—	$2,346,354
UNIT VALUE (1)
Lowest	$7.17	$14.72	$12.58	$—	$14.05
Highest	$9.77	$20.22	$26.12	$—	$18.24

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

	AST		AST	AST	AST
	Government	AST	International	International	Investment
	Money Market	High Yield	Equity	Value	Grade Bond
NET INVESTMENT INCOME (LOSS)
Dividends	$10,647	$—	$—	$—	$—
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(3,978)	(292)	(1,952)	(35)	(34,429)
Administrative expense	(356)	(45)	(201)	(4)	(3,882)
Net investment income (loss)	6,313	(337)	(2,153)	(39)	(38,311)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	480,550	1,251	7,267	15,486	934,819
Cost of investments sold	480,550	890	4,774	13,063	939,844
Realized gains (losses) on fund shares	—	361	2,493	2,423	(5,025)
Realized gain distributions	—	—	—	—	—
Net realized gains (losses)	—	361	2,493	2,423	(5,025)
Change in unrealized gains (losses)	—	2,738	18,392	(1,395)	171,932
Net realized and change in
unrealized gains (losses) on investments	—	3,099	20,885	1,028	166,907
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$6,313	$2,762	$18,732	$989	$128,596

See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2023

			AST
	AST	AST	J.P. Morgan		AST
	J.P. Morgan	J.P. Morgan	Tactical	AST	Large-Cap
	Global	International	Preservation	Large-Cap	Growth
	Thematic	Equity	Portfolio	Core	Portfolio
ASSETS
Investments, at fair value	$91,151	$—	$1,523,440	$27,641	$177,663
Total assets	$91,151	$—	$1,523,440	$27,641	$177,663
NET ASSETS
Accumulation units	$91,151	$—	$1,523,440	$27,641	$177,663
Contracts in payout (annuitization) period	—	—	—	—	—
Total net assets	$91,151	$—	$1,523,440	$27,641	$177,663
FUND SHARE INFORMATION
Number of shares	4,208	—	65,553	881	2,451
Cost of investments	$59,428	$—	$1,110,574	$25,649	$124,521
UNIT VALUE (1)
Lowest	$15.63	$—	$12.58	$10.63	$40.81
Highest	$24.09	$—	$17.55	$27.78	$68.16

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

			AST
	AST	AST	J.P. Morgan		AST
	J.P. Morgan	J.P. Morgan	Tactical	AST	Large-Cap
	Global	International	Preservation	Large-Cap	Growth
	Thematic	Equity	Portfolio	Core	Portfolio
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(960)	(296)	(22,086)	(230)	(2,169)
Administrative expense	(127)	(24)	(2,371)	(38)	(236)
Net investment income (loss)	(1,087)	(320)	(24,457)	(268)	(2,405)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	8,930	84,003	340,223	1,091	11,843
Cost of investments sold	7,721	64,481	282,076	1,138	8,523
Realized gains (losses) on fund shares	1,209	19,522	58,147	(47)	3,320
Realized gain distributions	—	—	—	—	—
Net realized gains (losses)	1,209	19,522	58,147	(47)	3,320
Change in unrealized gains (losses)	9,740	(15,950)	87,705	5,329	53,093
Net realized and change in
unrealized gains (losses) on investments	10,949	3,572	145,852	5,282	56,413
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$9,862	$3,252	$121,395	$5,014	$54,008
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2023

				AST
				Neuberger	AST
	AST	AST	AST	Berman/LSV	Preservation
	Large-Cap	MFS Global	Mid-Cap	Mid-Cap	Asset
	Value	Equity	Growth	Value	Allocation
ASSETS
Investments, at fair value	$131,801	$20,037	$41,406	$64,687	$2,600,210
Total assets	$131,801	$20,037	$41,406	$64,687	$2,600,210
NET ASSETS
Accumulation units	$131,801	$20,037	$41,406	$64,687	$2,600,210
Contracts in payout (annuitization) period	—	—	—	—	—
Total net assets	$131,801	$20,037	$41,406	$64,687	$2,600,210
FUND SHARE INFORMATION
Number of shares	2,755	666	2,811	1,351	131,723
Cost of investments	$123,607	$7,507	$18,041	$39,366	$1,664,788
UNIT VALUE (1)
Lowest	$18.69	$20.10	$24.79	$21.25	$13.42
Highest	$41.52	$34.58	$40.18	$41.73	$17.90

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

				AST
				Neuberger	AST
	AST	AST	AST	Berman/LSV	Preservation
	Large-Cap	MFS Global	Mid-Cap	Mid-Cap	Asset
	Value	Equity	Growth	Value	Allocation
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(1,795)	(167)	(489)	(804)	(36,419)
Administrative expense	(185)	(29)	(57)	(94)	(3,801)
Net investment income (loss)	(1,980)	(196)	(546)	(898)	(40,220)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	2,940	1,202	1,361	4,942	266,107
Cost of investments sold	2,981	479	679	3,229	182,280
Realized gains (losses) on fund shares	(41)	723	682	1,713	83,827
Realized gain distributions	—	—	—	—	—
Net realized gains (losses)	(41)	723	682	1,713	83,827
Change in unrealized gains (losses)	11,805	1,815	6,888	5,440	199,254
Net realized and change in
unrealized gains (losses) on investments	11,764	2,538	7,570	7,153	283,081
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$9,784	$2,342	$7,024	$6,255	$242,861
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2023

	AST			AST	AST
	Prudential	AST	AST	T. Rowe Price	T. Rowe Price
	Growth	Small-Cap	Small-Cap	Asset	Natural
	Allocation	Growth	Value	Allocation	Resources
ASSETS
Investments, at fair value	$5,746,511	$21,191	$42,399	$3,067,609	$4,564
Total assets	$5,746,511	$21,191	$42,399	$3,067,609	$4,564
NET ASSETS
Accumulation units	$5,746,511	$21,191	$42,399	$3,067,609	$4,564
Contracts in payout (annuitization) period	—	—	—	—	—
Total net assets	$5,746,511	$21,191	$42,399	$3,067,609	$4,564
FUND SHARE INFORMATION
Number of shares	263,965	304	1,119	74,025	156
Cost of investments	$4,141,967	$19,285	$13,159	$2,082,757	$4,975
UNIT VALUE (1)
Lowest	$13.88	$26.27	$19.65	$17.24	$8.38
Highest	$24.93	$46.81	$35.13	$26.02	$16.59

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

	AST			AST	AST
	Prudential	AST	AST	T. Rowe Price	T. Rowe Price
	Growth	Small-Cap	Small-Cap	Asset	Natural
	Allocation	Growth	Value	Allocation	Resources
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(76,494)	(213)	(432)	(41,218)	(78)
Administrative expense	(8,479)	(29)	(57)	(4,417)	(9)
Net investment income (loss)	(84,973)	(242)	(489)	(45,635)	(87)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,498,512	1,077	666	443,758	1,613
Cost of investments sold	1,099,367	1,052	261	344,572	1,456
Realized gains (losses) on fund shares	399,145	25	405	99,186	157
Realized gain distributions	—	—	—	—	—
Net realized gains (losses)	399,145	25	405	99,186	157
Change in unrealized gains (losses)	543,333	3,153	4,743	356,409	(10)
Net realized and change in
unrealized gains (losses) on investments	942,478	3,178	5,148	455,595	147
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$857,505	$2,936	$4,659	$409,960	$60
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2023

	AST			BNY Mellon VIF	DWS
	Wellington	BNY Mellon	BNY Mellon VIF	Growth and	Capital Growth
	Management	Stock Index	Government	Income	VIP -
	Hedged Equity	Fund, Inc.	Money Market	Initial Shares	Class A
ASSETS
Investments, at fair value	$—	$298,132	$228,847	$49,314	$1,230,127
Total assets	$—	$298,132	$228,847	$49,314	$1,230,127
NET ASSETS
Accumulation units	$—	$298,132	$228,847	$49,314	$1,036,943
Contracts in payout (annuitization) period	—	—	—	—	193,184
Total net assets	$—	$298,132	$228,847	$49,314	$1,230,127
FUND SHARE INFORMATION
Number of shares	—	4,316	228,847	1,526	32,509
Cost of investments	$—	$174,884	$228,847	$41,457	$922,801
UNIT VALUE (1)
Lowest	$—	$32.09	$8.29	$34.46	$58.85
Highest	$—	$53.21	$11.39	$50.98	$60.35

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

	AST			BNY Mellon VIF	DWS
	Wellington	BNY Mellon	BNY Mellon VIF	Growth and	Capital Growth
	Management	Stock Index	Government	Income	VIP -
	Hedged Equity	Fund, Inc.	Money Market	Initial Shares	Class A
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$3,867	$8,858	$308	$789
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(282)	(3,551)	(2,590)	(655)	(4,415)
Administrative expense	(28)	(270)	(194)	(47)	(3,229)
Net investment income (loss)	(310)	46	6,074	(394)	(6,855)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	122,799	7,939	125,729	6,682	288,121
Cost of investments sold	86,859	5,073	125,729	5,930	246,172
Realized gains (losses) on fund shares	35,940	2,866	—	752	41,949
Realized gain distributions	—	9,808	—	5,116	43,454
Net realized gains (losses)	35,940	12,674	—	5,868	85,403
Change in unrealized gains (losses)	(34,905)	45,827	—	5,060	263,956
Net realized and change in
unrealized gains (losses) on investments	1,035	58,501	—	10,928	349,359
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$725	$58,547	$6,074	$10,534	$342,504
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2023

		DWS	DWS	DWS	DWS
	DWS	CROCI®	Global Income	Global	Government
	Core Equity VIP -	International VIP -	Builder VIP -	Small Cap VIP -	Money Market
	Class A	Class A	Class A	Class A	VIP - Class A
ASSETS
Investments, at fair value	$622,016	$140,584	$487,821	$451,088	$446,294
Total assets	$622,016	$140,584	$487,821	$451,088	$446,294
NET ASSETS
Accumulation units	$622,016	$138,282	$471,117	$418,406	$432,361
Contracts in payout (annuitization) period	—	2,302	16,704	32,682	13,933
Total net assets	$622,016	$140,584	$487,821	$451,088	$446,294
FUND SHARE INFORMATION
Number of shares	50,818	18,820	21,691	43,166	446,294
Cost of investments	$547,800	$163,675	$487,949	$498,531	$446,294
UNIT VALUE (1)
Lowest	$44.55	$15.19	$22.86	$47.22	$10.48
Highest	$45.69	$15.58	$23.30	$48.42	$10.67

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

		DWS	DWS	DWS	DWS
	DWS	CROCI®	Global Income	Global	Government
	Core Equity VIP -	International VIP -	Builder VIP -	Small Cap VIP -	Money Market
	Class A	Class A	Class A	Class A	VIP - Class A
NET INVESTMENT INCOME (LOSS)
Dividends	$5,273	$4,286	$15,023	$4,045	$13,872
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(2,385)	(547)	(1,973)	(1,872)	(1,154)
Administrative expense	(1,732)	(391)	(1,433)	(1,352)	(863)
Net investment income (loss)	1,156	3,348	11,617	821	11,855
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	67,652	3,687	75,419	71,310	30,777
Cost of investments sold	64,045	4,635	81,072	87,192	30,777
Realized gains (losses) on fund shares	3,607	(948)	(5,653)	(15,882)	—
Realized gain distributions	32,131	—	—	2,659	—
Net realized gains (losses)	35,738	(948)	(5,653)	(13,223)	—
Change in unrealized gains (losses)	90,521	19,292	55,542	105,370	—
Net realized and change in
unrealized gains (losses) on investments	126,259	18,344	49,889	92,147	—
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$127,415	$21,692	$61,506	$92,968	$11,855
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2023

		Federated
	DWS	Hermes
	Small Mid Cap	Government	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Growth VIP -	Money -	Contrafund	Equity Income -	Equity-Income
	Class A	Class II	Service Class 2	Initial Class	Service Class 2
ASSETS
Investments, at fair value	$271,907	$1,427,825	$21,058,581	$366,649	$410,233
Total assets	$271,907	$1,427,825	$21,058,581	$366,649	$410,233
NET ASSETS
Accumulation units	$271,907	$1,387,361	$20,998,960	$361,781	$406,508
Contracts in payout (annuitization) period	—	40,464	59,622	4,868	3,725
Total net assets	$271,907	$1,427,825	$21,058,582	$366,649	$410,233
FUND SHARE INFORMATION
Number of shares	19,847	1,427,825	449,681	14,754	17,157
Cost of investments	$304,173	$1,427,826	$15,213,999	$329,338	$373,758
UNIT VALUE (1)
Lowest	$30.27	$8.28	$29.56	$31.42	$27.19
Highest	$30.85	$11.98	$64.73	$40.86	$36.42

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

		Federated
	DWS	Hermes
	Small Mid Cap	Government	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Growth VIP -	Money -	Contrafund	Equity Income -	Equity-Income
	Class A	Class II	Service Class 2	Initial Class	Service Class 2
NET INVESTMENT INCOME (LOSS)
Dividends	$77	$64,069	$50,542	$6,909	$6,866
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(1,196)	(18,611)	(290,302)	(5,146)	(6,521)
Administrative expense	(870)	(1,447)	(38,361)	(382)	(443)
Net investment income (loss)	(1,989)	44,011	(278,121)	1,381	(98)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	62,808	139,270	4,223,464	97,620	112,680
Cost of investments sold	83,137	139,270	3,358,757	84,912	104,880
Realized gains (losses) on fund shares	(20,329)	—	864,707	12,708	7,800
Realized gain distributions	10,624	—	730,558	10,371	11,781
Net realized gains (losses)	(9,705)	—	1,595,265	23,079	19,581
Change in unrealized gains (losses)	53,119	—	4,140,715	7,462	14,563
Net realized and change in
unrealized gains (losses) on investments	43,414	—	5,735,980	30,541	34,144
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$41,425	$44,011	$5,457,859	$31,922	$34,046
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2023

					Fidelity VIP
	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Government
	Freedom 2010 -	Freedom 2020 -	Freedom 2030 -	Freedom Income -	Money Market -
	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Initial Class
ASSETS
Investments, at fair value	$1,887,558	$1,613,848	$719,127	$392,574	$42,891,109
Total assets	$1,887,558	$1,613,848	$719,127	$392,574	$42,891,109
NET ASSETS
Accumulation units	$1,778,307	$1,613,848	$719,127	$392,574	$42,077,114
Contracts in payout (annuitization) period	109,251	—	—	—	813,996
Total net assets	$1,887,558	$1,613,848	$719,127	$392,574	$42,891,110
FUND SHARE INFORMATION
Number of shares	168,232	130,149	47,156	35,950	42,891,109
Cost of investments	$2,002,002	$1,605,099	$661,626	$396,401	$42,891,110
UNIT VALUE (1)
Lowest	$14.17	$15.68	$17.63	$11.61	$9.54
Highest	$18.22	$20.15	$22.67	$14.92	$10.58

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

					Fidelity VIP
	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Government
	Freedom 2010 -	Freedom 2020 -	Freedom 2030 -	Freedom Income -	Money Market -
	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Initial Class
NET INVESTMENT INCOME (LOSS)
Dividends	$69,764	$52,516	$15,728	$15,674	$1,655,443
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(30,064)	(27,419)	(10,522)	(6,039)	(448,282)
Administrative expense	(3,549)	(3,712)	(1,325)	(740)	(32,779)
Net investment income (loss)	36,151	21,385	3,881	8,895	1,174,382
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	195,788	717,409	48,821	45,022	7,643,030
Cost of investments sold	209,824	781,230	47,907	47,493	7,643,030
Realized gains (losses) on fund shares	(14,036)	(63,821)	914	(2,471)	—
Realized gain distributions	130,773	14,663	—	—	—
Net realized gains (losses)	116,737	(49,158)	914	(2,471)	—
Change in unrealized gains (losses)	(22,810)	213,785	77,971	15,452	—
Net realized and change in
unrealized gains (losses) on investments	93,927	164,627	78,885	12,981	—
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$130,078	$186,012	$82,766	$21,876	$1,174,382
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2023

	Fidelity VIP		Fidelity VIP
	Government	Fidelity VIP	Growth	Fidelity VIP	Fidelity VIP
	Money Market -	Growth -	& Income	Growth	High Income -
	Service Class 2	Initial Class	Service Class 2	Service Class 2	Initial Class
ASSETS
Investments, at fair value	$66,368,186	$2,989,226	$2,911,551	$186,594	$132,960
Total assets	$66,368,186	$2,989,226	$2,911,551	$186,594	$132,960
NET ASSETS
Accumulation units	$65,868,644	$2,941,590	$2,900,197	$186,594	$131,752
Contracts in payout (annuitization) period	499,541	47,636	11,354	—	1,209
Total net assets	$66,368,185	$2,989,226	$2,911,551	$186,594	$132,961
FUND SHARE INFORMATION
Number of shares	66,368,186	32,108	111,468	2,075	28,904
Cost of investments	$66,368,187	$2,189,257	$1,995,800	$123,855	$157,912
UNIT VALUE (1)
Lowest	$7.77	$34.08	$30.39	$39.22	$17.10
Highest	$9.93	$76.40	$38.87	$60.22	$21.22

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

	Fidelity VIP		Fidelity VIP
	Government	Fidelity VIP	Growth	Fidelity VIP	Fidelity VIP
	Money Market -	Growth -	& Income	Growth	High Income -
	Service Class 2	Initial Class	Service Class 2	Service Class 2	Initial Class
NET INVESTMENT INCOME (LOSS)
Dividends	$2,147,135	$3,489	$41,011	$6	$7,144
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(743,533)	(35,189)	(45,462)	(2,437)	(1,520)
Administrative expense	(65,691)	(2,810)	(5,592)	(163)	(121)
Net investment income (loss)	1,337,911	(34,510)	(10,043)	(2,594)	5,503
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	10,908,314	543,883	579,611	4,990	3,675
Cost of investments sold	10,908,314	437,649	397,959	3,576	4,469
Realized gains (losses) on fund shares	—	106,234	181,652	1,414	(794)
Realized gain distributions	—	127,144	108,804	8,028	—
Net realized gains (losses)	—	233,378	290,456	9,442	(794)
Change in unrealized gains (losses)	—	632,637	164,384	40,629	6,079
Net realized and change in
unrealized gains (losses) on investments	—	866,015	454,840	50,071	5,285
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$1,337,911	$831,505	$444,797	$47,477	$10,788
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2023

				Fidelity VIP II	Fidelity VIP II
	Fidelity VIP	Fidelity VIP II	Fidelity VIP II	Investment	Investment
	High Income	Contrafund -	Index 500 -	Grade Bond -	Grade Bond -
	Service Class 2	Initial Class	Initial Class	Initial Class	Service Class 2
ASSETS
Investments, at fair value	$941,087	$3,392,066	$2,699,406	$464,932	$672
Total assets	$941,087	$3,392,066	$2,699,406	$464,932	$672
NET ASSETS
Accumulation units	$933,931	$3,165,022	$2,605,640	$464,932	$671
Contracts in payout (annuitization) period	7,155	227,042	93,767	—	—
Total net assets	$941,086	$3,392,064	$2,699,407	$464,932	$671
FUND SHARE INFORMATION
Number of shares	214,860	69,753	5,846	41,623	62
Cost of investments	$1,111,347	$2,351,420	$1,142,755	$526,838	$782
UNIT VALUE (1)
Lowest	$15.37	$46.80	$33.21	$18.68	$15.47
Highest	$25.48	$87.13	$41.25	$20.59	$15.47

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

				Fidelity VIP II	Fidelity VIP II
	Fidelity VIP	Fidelity VIP II	Fidelity VIP II	Investment	Investment
	High Income	Contrafund -	Index 500 -	Grade Bond -	Grade Bond -
	Service Class 2	Initial Class	Initial Class	Initial Class	Service Class 2
NET INVESTMENT INCOME (LOSS)
Dividends	$51,791	$14,447	$36,529	$11,895	$16
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(14,574)	(41,532)	(31,347)	(5,253)	(9)
Administrative expense	(1,742)	(3,366)	(2,493)	(455)	(1)
Net investment income (loss)	35,475	(30,451)	2,689	6,187	6
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	167,179	853,032	236,217	34,503	13
Cost of investments sold	200,536	638,852	108,769	39,990	16
Realized gains (losses) on fund shares	(33,357)	214,180	127,448	(5,487)	(3)
Realized gain distributions	—	109,113	23,173	—	—
Net realized gains (losses)	(33,357)	323,293	150,621	(5,487)	(3)
Change in unrealized gains (losses)	73,705	623,087	395,994	21,463	25
Net realized and change in
unrealized gains (losses) on investments	40,348	946,380	546,615	15,976	22
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$75,823	$915,929	$549,304	$22,163	$28
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2023

	Fidelity VIP III
	Growth	Fidelity VIP III	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Opportunities -	Mid Cap -	Index 500	Overseas -	Overseas -
	Service Class 2	Service Class 2	Service Class 2	Initial Class	Service Class 2
ASSETS
Investments, at fair value	$1,522,314	$5,226,080	$3,797,253	$367,944	$236
Total assets	$1,522,314	$5,226,080	$3,797,253	$367,944	$236
NET ASSETS
Accumulation units	$1,522,314	$5,187,033	$3,764,888	$367,944	$236
Contracts in payout (annuitization) period	—	39,047	32,366	—	—
Total net assets	$1,522,314	$5,226,080	$3,797,254	$367,944	$236
FUND SHARE INFORMATION
Number of shares	26,251	150,651	8,340	14,250	9
Cost of investments	$1,249,588	$4,934,893	$1,963,557	$283,453	$171
UNIT VALUE (1)
Lowest	$47.92	$22.84	$30.27	$16.56	$18.29
Highest	$61.61	$39.95	$49.82	$22.32	$28.41

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

	Fidelity VIP III
	Growth	Fidelity VIP III	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Opportunities -	Mid Cap -	Index 500	Overseas -	Overseas -
	Service Class 2	Service Class 2	Service Class 2	Initial Class	Service Class 2
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$19,361	$50,690	$3,621	$2
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(23,516)	(75,019)	(71,204)	(4,290)	(4)
Administrative expense	(3,063)	(9,613)	(8,812)	(346)	—
Net investment income (loss)	(26,579)	(65,271)	(29,326)	(1,015)	(2)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	807,823	809,050	2,977,459	29,190	18
Cost of investments sold	705,211	826,250	1,657,332	25,176	15
Realized gains (losses) on fund shares	102,612	(17,200)	1,320,127	4,014	3
Realized gain distributions	—	145,005	54,793	916	1
Net realized gains (losses)	102,612	127,805	1,374,920	4,930	4
Change in unrealized gains (losses)	516,063	559,063	(324,938)	56,347	35
Net realized and change in
unrealized gains (losses) on investments	618,675	686,868	1,049,982	61,277	39
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$592,096	$621,597	$1,020,656	$60,262	$37
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2023

		Franklin		Franklin	Franklin
	Franklin	Growth	Franklin	Large Cap	Mutual Global
	DynaTech	and Income	Income	Growth	Discovery
	VIP Fund - Class 2	VIP Fund - Class 2	VIP Fund - Class 2	VIP Fund - Class 2	VIP Fund - Class 2
ASSETS
Investments, at fair value	$892,789	$11,723,540	$40,169,386	$9,903,871	$4,415,360
Total assets	$892,789	$11,723,540	$40,169,386	$9,903,871	$4,415,360
NET ASSETS
Accumulation units	$880,714	$11,600,298	$39,842,624	$9,731,747	$4,290,175
Contracts in payout (annuitization) period	12,075	123,242	326,762	172,124	125,185
Total net assets	$892,789	$11,723,540	$40,169,386	$9,903,871	$4,415,360
FUND SHARE INFORMATION
Number of shares	209,084	1,857,930	2,828,830	538,840	240,226
Cost of investments	$1,100,280	$16,371,655	$42,350,073	$9,658,740	$4,461,172
UNIT VALUE (1)
Lowest	$31.90	$31.81	$19.10	$29.62	$19.09
Highest	$40.81	$42.97	$25.35	$38.95	$30.79

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

		Franklin		Franklin	Franklin
	Franklin	Growth	Franklin	Large Cap	Mutual Global
	DynaTech	and Income	Income	Growth	Discovery
	VIP Fund - Class 2	VIP Fund - Class 2	VIP Fund - Class 2	VIP Fund - Class 2	VIP Fund - Class 2
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$266,486	$2,133,950	$—	$106,390
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(12,214)	(172,752)	(600,470)	(131,660)	(64,560)
Administrative expense	(1,536)	(22,784)	(62,111)	(18,349)	(8,436)
Net investment income (loss)	(13,750)	70,950	1,471,369	(150,009)	33,394
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	206,934	2,325,396	8,465,718	2,670,509	1,132,985
Cost of investments sold	296,853	3,312,892	8,954,976	2,979,645	1,176,183
Realized gains (losses) on fund shares	(89,919)	(987,496)	(489,258)	(309,136)	(43,198)
Realized gain distributions	—	646,366	2,587,030	295,110	231,531
Net realized gains (losses)	(89,919)	(341,130)	2,097,772	(14,026)	188,333
Change in unrealized gains (losses)	384,299	1,079,403	(845,104)	3,313,565	535,042
Net realized and change in
unrealized gains (losses) on investments	294,380	738,273	1,252,668	3,299,539	723,375
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$280,630	$809,223	$2,724,037	$3,149,530	$756,769
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2023

					Goldman Sachs
			Franklin	Franklin	VIT Large
	Franklin	Franklin	Small-Mid	U.S. Government	Cap Value -
	Mutual Shares	Small Cap Value	Cap Growth	Securities	Institutional
	VIP Fund - Class 2	VIP Fund - Class 2	VIP Fund - Class 2	VIP Fund - Class 2	Class
ASSETS
Investments, at fair value	$23,360,101	$12,810,694	$818,986	$3,733,824	$1,106,177
Total assets	$23,360,101	$12,810,694	$818,986	$3,733,824	$1,106,177
NET ASSETS
Accumulation units	$23,051,868	$12,704,873	$818,986	$3,616,699	$1,106,177
Contracts in payout (annuitization) period	308,233	105,821	—	117,125	—
Total net assets	$23,360,101	$12,810,694	$818,986	$3,733,824	$1,106,177
FUND SHARE INFORMATION
Number of shares	1,523,816	965,388	61,485	360,408	131,219
Cost of investments	$25,309,164	$14,010,021	$962,064	$4,248,638	$1,260,830
UNIT VALUE (1)
Lowest	$19.43	$30.34	$23.66	$9.11	$21.51
Highest	$42.32	$59.09	$68.35	$12.05	$30.77

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

					Goldman Sachs
			Franklin	Franklin	VIT Large
	Franklin	Franklin	Small-Mid	U.S. Government	Cap Value -
	Mutual Shares	Small Cap Value	Cap Growth	Securities	Institutional
	VIP Fund - Class 2	VIP Fund - Class 2	VIP Fund - Class 2	VIP Fund - Class 2	Class
NET INVESTMENT INCOME (LOSS)
Dividends	$427,576	$65,545	$—	$109,907	$18,479
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(339,893)	(176,876)	(10,489)	(61,240)	(17,499)
Administrative expense	(38,522)	(21,063)	(1,348)	(7,684)	(2,080)
Net investment income (loss)	49,161	(132,394)	(11,837)	40,983	(1,100)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	3,662,097	2,102,910	87,192	1,331,422	247,239
Cost of investments sold	4,028,710	2,458,649	115,551	1,566,514	284,865
Realized gains (losses) on fund shares	(366,613)	(355,739)	(28,359)	(235,092)	(37,626)
Realized gain distributions	1,968,006	710,575	—	—	93,300
Net realized gains (losses)	1,601,393	354,836	(28,359)	(235,092)	55,674
Change in unrealized gains (losses)	871,791	1,074,316	209,835	286,177	58,022
Net realized and change in
unrealized gains (losses) on investments	2,473,184	1,429,152	181,476	51,085	113,696
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$2,522,345	$1,296,758	$169,639	$92,068	$112,596
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2023

	Goldman Sachs	Goldman Sachs	Goldman Sachs	Goldman Sachs
	VIT Mid	VIT Small Cap	VIT Strategic	VIT U.S.	Invesco V.I.
	Cap Value -	Equity Insights -	Growth -	Equity Insights -	American
	Institutional	Institutional	Institutional	Institutional	Franchise
	Class	Class	Class	Class	Series I
ASSETS
Investments, at fair value	$1,254,894	$2,197,706	$6,430	$1,761,936	$72,621,093
Total assets	$1,254,894	$2,197,706	$6,430	$1,761,936	$72,621,093
NET ASSETS
Accumulation units	$1,250,663	$2,197,622	$6,430	$1,750,139	$70,198,603
Contracts in payout (annuitization) period	4,231	84	—	11,797	2,422,490
Total net assets	$1,254,894	$2,197,706	$6,430	$1,761,936	$72,621,093
FUND SHARE INFORMATION
Number of shares	78,382	178,966	513	90,217	1,231,701
Cost of investments	$1,245,314	$2,227,851	$6,109	$1,470,981	$63,774,242
UNIT VALUE (1)
Lowest	$28.47	$23.62	$32.73	$29.14	$18.49
Highest	$77.06	$51.33	$53.34	$44.64	$59.06

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

	Goldman Sachs	Goldman Sachs	Goldman Sachs	Goldman Sachs
	VIT Mid	VIT Small Cap	VIT Strategic	VIT U.S.	Invesco V.I.
	Cap Value -	Equity Insights -	Growth -	Equity Insights -	American
	Institutional	Institutional	Institutional	Institutional	Franchise
	Class	Class	Class	Class	Series I
NET INVESTMENT INCOME (LOSS)
Dividends	$12,092	$21,183	$—	$11,413	$—
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(17,647)	(32,505)	(80)	(27,082)	(898,007)
Administrative expense	(2,348)	(3,900)	(4)	(3,283)	(65,643)
Net investment income (loss)	(7,903)	(15,222)	(84)	(18,952)	(963,650)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	226,349	467,396	102	466,869	8,753,181
Cost of investments sold	236,922	524,776	108	441,740	8,872,261
Realized gains (losses) on fund shares	(10,573)	(57,380)	(6)	25,129	(119,080)
Realized gain distributions	29,782	—	243	—	1,456,978
Net realized gains (losses)	19,209	(57,380)	237	25,129	1,337,898
Change in unrealized gains (losses)	101,027	413,984	1,682	341,421	21,016,418
Net realized and change in
unrealized gains (losses) on investments	120,236	356,604	1,919	366,550	22,354,316
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$112,333	$341,382	$1,835	$347,598	$21,390,666
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2023

	Invesco V.I.			Invesco V.I.	Invesco V.I.
	American	Invesco V.I.	Invesco V.I.	Capital	Capital
	Franchise	American Value	American Value	Appreciation	Appreciation
	Series II	Series I	Series II	Series I	Series II
ASSETS
Investments, at fair value	$15,350,216	$27,945,769	$11,599,333	$3,353,353	$11,800,758
Total assets	$15,350,216	$27,945,769	$11,599,333	$3,353,353	$11,800,758
NET ASSETS
Accumulation units	$15,322,065	$27,470,603	$11,545,262	$3,216,311	$11,630,822
Contracts in payout (annuitization) period	28,151	475,166	54,071	137,042	169,936
Total net assets	$15,350,216	$27,945,769	$11,599,333	$3,353,353	$11,800,758
FUND SHARE INFORMATION
Number of shares	288,484	1,998,982	844,817	71,242	264,354
Cost of investments	$13,521,742	$29,724,789	$12,368,958	$3,207,280	$11,569,142
UNIT VALUE (1)
Lowest	$27.92	$11.42	$11.13	$26.63	$35.12
Highest	$55.47	$58.11	$53.41	$43.33	$47.12

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

	Invesco V.I.			Invesco V.I.	Invesco V.I.
	American	Invesco V.I.	Invesco V.I.	Capital	Capital
	Franchise	American Value	American Value	Appreciation	Appreciation
	Series II	Series I	Series II	Series I	Series II
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$169,034	$41,654	$—	$—
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(238,337)	(412,505)	(171,959)	(39,226)	(162,552)
Administrative expense	(20,586)	(29,165)	(21,127)	(3,095)	(21,446)
Net investment income (loss)	(258,923)	(272,636)	(151,432)	(42,321)	(183,998)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	3,155,217	4,852,440	2,347,997	355,935	2,151,687
Cost of investments sold	3,178,195	5,038,417	2,389,286	383,881	2,387,158
Realized gains (losses) on fund shares	(22,978)	(185,977)	(41,289)	(27,946)	(235,471)
Realized gain distributions	343,183	5,549,015	2,319,996	—	—
Net realized gains (losses)	320,205	5,363,038	2,278,707	(27,946)	(235,471)
Change in unrealized gains (losses)	4,625,708	(1,652,025)	(718,505)	959,221	3,637,444
Net realized and change in
unrealized gains (losses) on investments	4,945,913	3,711,013	1,560,202	931,275	3,401,973
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$4,686,990	$3,438,377	$1,408,770	$888,954	$3,217,975
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2023

			Invesco V.I.	Invesco V.I.
	Invesco V.I.	Invesco V.I.	Conservative	Conservative	Invesco V.I.
	Comstock	Comstock	Balanced	Balanced	Core Equity Fund -
	Series I	Series II	Series I	Series II	Series I
ASSETS
Investments, at fair value	$18,394,272	$49,208,405	$612,770	$3,795,725	$47,630,363
Total assets	$18,394,272	$49,208,405	$612,770	$3,795,725	$47,630,363
NET ASSETS
Accumulation units	$18,180,063	$48,927,905	$601,811	$3,768,971	$45,318,699
Contracts in payout (annuitization) period	214,209	280,500	10,959	26,754	2,311,664
Total net assets	$18,394,272	$49,208,405	$612,770	$3,795,725	$47,630,363
FUND SHARE INFORMATION
Number of shares	935,143	2,513,197	39,894	251,539	1,626,165
Cost of investments	$15,218,252	$37,892,725	$564,706	$3,732,099	$45,838,529
UNIT VALUE (1)
Lowest	$32.89	$27.37	$15.53	$15.62	$19.80
Highest	$49.79	$46.24	$21.43	$21.10	$52.29

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

			Invesco V.I.	Invesco V.I.
	Invesco V.I.	Invesco V.I.	Conservative	Conservative	Invesco V.I.
	Comstock	Comstock	Balanced	Balanced	Core Equity Fund -
	Series I	Series II	Series I	Series II	Series I
NET INVESTMENT INCOME (LOSS)
Dividends	$321,273	$751,456	$11,285	$64,319	$331,665
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(243,521)	(768,651)	(8,606)	(54,345)	(610,432)
Administrative expense	(17,872)	(72,183)	(638)	(7,037)	(45,997)
Net investment income (loss)	59,880	(89,378)	2,041	2,937	(324,764)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	2,815,924	7,219,482	111,639	404,648	7,690,880
Cost of investments sold	2,199,921	5,335,621	107,628	421,518	8,032,764
Realized gains (losses) on fund shares	616,003	1,883,861	4,011	(16,870)	(341,884)
Realized gain distributions	1,977,649	5,411,777	—	—	1,070,307
Net realized gains (losses)	2,593,652	7,295,638	4,011	(16,870)	728,423
Change in unrealized gains (losses)	(832,161)	(2,541,701)	58,475	385,054	8,689,607
Net realized and change in
unrealized gains (losses) on investments	1,761,491	4,753,937	62,486	368,184	9,418,030
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$1,821,371	$4,664,559	$64,527	$371,121	$9,093,266

See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2023

				Invesco V.I.	Invesco V.I.
	Invesco V.I.	Invesco V.I.	Invesco V.I.	Discovery Mid	Discovery Mid
	Core Equity Fund -	Core Plus Bond	Core Plus Bond	Cap Growth	Cap Growth
	Series II	Series I	Series II	Series I	Series II
ASSETS
Investments, at fair value	$644,796	$3,886,997	$4,870,412	$4,851,135	$9,736,269
Total assets	$644,796	$3,886,997	$4,870,412	$4,851,135	$9,736,269
NET ASSETS
Accumulation units	$641,739	$3,742,600	$4,779,173	$4,679,738	$9,677,875
Contracts in payout (annuitization) period	3,057	144,397	91,239	171,397	58,394
Total net assets	$644,796	$3,886,997	$4,870,412	$4,851,135	$9,736,269
FUND SHARE INFORMATION
Number of shares	22,143	677,177	858,979	77,235	180,268
Cost of investments	$620,018	$4,481,538	$4,984,010	$5,519,558	$11,347,615
UNIT VALUE (1)
Lowest	$21.77	$12.72	$9.61	$12.96	$12.41
Highest	$33.11	$17.58	$14.50	$38.41	$47.17

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

				Invesco V.I.	Invesco V.I.
	Invesco V.I.	Invesco V.I.	Invesco V.I.	Discovery Mid	Discovery Mid
	Core Equity Fund -	Core Plus Bond	Core Plus Bond	Cap Growth	Cap Growth
	Series II	Series I	Series II	Series I	Series II
NET INVESTMENT INCOME (LOSS)
Dividends	$3,069	$99,829	$119,361	$—	$—
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(10,534)	(51,889)	(67,105)	(63,666)	(142,355)
Administrative expense	(1,044)	(3,960)	(9,384)	(4,877)	(14,865)
Net investment income (loss)	(8,509)	43,980	42,872	(68,543)	(157,220)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	124,193	615,560	1,149,892	780,142	1,525,589
Cost of investments sold	134,896	732,317	1,220,374	963,539	1,925,700
Realized gains (losses) on fund shares	(10,703)	(116,757)	(70,482)	(183,397)	(400,111)
Realized gain distributions	15,244	—	—	—	—
Net realized gains (losses)	4,541	(116,757)	(70,482)	(183,397)	(400,111)
Change in unrealized gains (losses)	124,664	247,844	235,772	784,743	1,530,527
Net realized and change in
unrealized gains (losses) on investments	129,205	131,087	165,290	601,346	1,130,416
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$120,696	$175,067	$208,162	$532,803	$973,196
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2023

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Diversified	Diversified	Equally-Weighted	Equally-Weighted	Equity
	Dividend	Dividend	S&P 500 Fund -	S&P 500 Fund -	and Income
	Series I	Series II	Series I	Series II	Series I
ASSETS
Investments, at fair value	$82,366,678	$19,106,280	$27,330,313	$40,921,610	$18,490,484
Total assets	$82,366,678	$19,106,280	$27,330,313	$40,921,610	$18,490,484
NET ASSETS
Accumulation units	$80,846,086	$19,026,449	$27,269,546	$40,452,467	$17,944,868
Contracts in payout (annuitization) period	1,520,592	79,831	60,767	469,143	545,616
Total net assets	$82,366,678	$19,106,280	$27,330,313	$40,921,610	$18,490,484
FUND SHARE INFORMATION
Number of shares	3,397,965	796,427	1,042,346	1,625,809	1,121,995
Cost of investments	$64,545,213	$15,490,526	$28,488,109	$42,782,268	$18,962,592
UNIT VALUE (1)
Lowest	$24.92	$21.72	$10.66	$10.52	$9.64
Highest	$102.57	$34.44	$10.91	$10.75	$47.11

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Diversified	Diversified	Equally-Weighted	Equally-Weighted	Equity
	Dividend	Dividend	S&P 500 Fund -	S&P 500 Fund -	and Income
	Series I	Series II	Series I	Series II	Series I
NET INVESTMENT INCOME (LOSS)
Dividends	$1,597,225	$328,480	$354,866	$467,004	$357,297
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(1,063,925)	(312,933)	(351,438)	(647,596)	(238,044)
Administrative expense	(76,767)	(24,345)	(25,778)	(52,880)	(17,342)
Net investment income (loss)	456,533	(8,798)	(22,350)	(233,472)	101,911
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	14,572,678	2,977,284	2,612,339	6,040,094	3,022,819
Cost of investments sold	11,193,118	2,375,525	2,770,807	6,506,188	3,135,383
Realized gains (losses) on fund shares	3,379,560	601,759	(158,468)	(466,094)	(112,564)
Realized gain distributions	6,577,860	1,560,206	1,887,096	3,001,646	935,688
Net realized gains (losses)	9,957,420	2,161,965	1,728,628	2,535,552	823,124
Change in unrealized gains (losses)	(4,544,545)	(915,290)	1,296,952	2,064,492	642,459
Net realized and change in
unrealized gains (losses) on investments	5,412,875	1,246,675	3,025,580	4,600,044	1,465,583
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$5,869,408	$1,237,877	$3,003,230	$4,366,572	$1,567,494
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2023

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Equity	EQV International	EQV International	Global	Global
	and Income	Equity Fund	Equity	Core Equity	Core Equity
	Series II	Series I	Series II	Series I	Series II
ASSETS
Investments, at fair value	$15,184,818	$10,602,580	$910,705	$14,948,492	$7,774,800
Total assets	$15,184,818	$10,602,580	$910,705	$14,948,492	$7,774,800
NET ASSETS
Accumulation units	$15,022,871	$10,181,016	$899,910	$14,814,539	$7,742,460
Contracts in payout (annuitization) period	161,947	421,564	10,795	133,953	32,340
Total net assets	$15,184,818	$10,602,580	$910,705	$14,948,492	$7,774,800
FUND SHARE INFORMATION
Number of shares	928,167	311,017	27,210	1,545,863	802,353
Cost of investments	$14,679,728	$8,723,494	$854,235	$13,788,946	$7,107,237
UNIT VALUE (1)
Lowest	$17.11	$18.16	$11.44	$16.88	$16.52
Highest	$35.40	$36.35	$29.66	$42.89	$25.06

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Equity	EQV International	EQV International	Global	Global
	and Income	Equity Fund	Equity	Core Equity	Core Equity
	Series II	Series I	Series II	Series I	Series II
NET INVESTMENT INCOME (LOSS)
Dividends	$255,073	$20,017	$—	$81,452	$21,947
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(233,326)	(133,883)	(14,639)	(190,875)	(123,327)
Administrative expense	(23,824)	(10,248)	(1,555)	(13,994)	(10,024)
Net investment income (loss)	(2,077)	(124,114)	(16,194)	(123,417)	(111,404)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	2,861,512	1,326,456	190,478	2,201,415	1,211,379
Cost of investments sold	2,792,975	1,183,707	194,077	2,233,765	1,217,628
Realized gains (losses) on fund shares	68,537	142,749	(3,599)	(32,350)	(6,249)
Realized gain distributions	774,394	7,495	668	10,475	5,487
Net realized gains (losses)	842,931	150,244	(2,931)	(21,875)	(762)
Change in unrealized gains (losses)	376,872	1,547,544	154,032	2,786,458	1,463,267
Net realized and change in
unrealized gains (losses) on investments	1,219,803	1,697,788	151,101	2,764,583	1,462,505
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$1,217,726	$1,573,674	$134,907	$2,641,166	$1,351,101
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2023

			Invesco V.I.	Invesco V.I.	Invesco V.I.
	Invesco V.I.	Invesco V.I.	Global	Global	Government
	Global	Global	Strategic Income	Strategic Income	Money Market
	Series I	Series II	Series I	Series II	Series I
ASSETS
Investments, at fair value	$2,015,147	$5,399,616	$420,590	$15,782,864	$2,510,333
Total assets	$2,015,147	$5,399,616	$420,590	$15,782,864	$2,510,333
NET ASSETS
Accumulation units	$2,014,049	$5,305,216	$415,900	$15,576,003	$2,484,475
Contracts in payout (annuitization) period	1,098	94,400	4,690	206,861	25,858
Total net assets	$2,015,147	$5,399,616	$420,590	$15,782,864	$2,510,333
FUND SHARE INFORMATION
Number of shares	55,119	152,102	98,040	3,570,784	2,510,333
Cost of investments	$1,851,964	$5,117,742	$483,944	$18,111,900	$2,510,333
UNIT VALUE (1)
Lowest	$33.27	$41.07	$3.90	$13.60	$9.37
Highest	$56.93	$55.48	$21.55	$18.36	$11.63

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

			Invesco V.I.	Invesco V.I.	Invesco V.I.
	Invesco V.I.	Invesco V.I.	Global	Global	Government
	Global	Global	Strategic Income	Strategic Income	Money Market
	Series I	Series II	Series I	Series II	Series I
NET INVESTMENT INCOME (LOSS)
Dividends	$4,193	$—	$—	$—	$143,898
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(22,488)	(72,703)	(5,596)	(231,098)	(37,859)
Administrative expense	(1,845)	(9,766)	(434)	(30,696)	(2,992)
Net investment income (loss)	(20,140)	(82,469)	(6,030)	(261,794)	103,047
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	147,783	1,039,618	76,135	2,806,524	3,968,049
Cost of investments sold	140,546	1,024,672	93,804	3,387,108	3,968,049
Realized gains (losses) on fund shares	7,237	14,946	(17,669)	(580,584)	—
Realized gain distributions	212,048	593,979	—	—	—
Net realized gains (losses)	219,285	608,925	(17,669)	(580,584)	—
Change in unrealized gains (losses)	318,742	918,770	54,221	1,900,741	—
Net realized and change in
unrealized gains (losses) on investments	538,027	1,527,695	36,552	1,320,157	—
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$517,887	$1,445,226	$30,522	$1,058,363	$103,047
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2023

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Government	Government	Government	Growth	Invesco V.I.
	Money Market	Securities	Securities	and Income	High Yield Fund -
	Series II	Series I	Series II	Series II	Series I
ASSETS
Investments, at fair value	$778	$3,375,179	$126,987	$20,078,488	$5,282,011
Total assets	$778	$3,375,179	$126,987	$20,078,488	$5,282,011
NET ASSETS
Accumulation units	$126	$3,334,094	$126,987	$19,906,223	$5,160,432
Contracts in payout (annuitization) period	652	41,085	—	172,265	121,579
Total net assets	$778	$3,375,179	$126,987	$20,078,488	$5,282,011
FUND SHARE INFORMATION
Number of shares	778	327,052	12,413	1,064,043	1,126,228
Cost of investments	$778	$3,852,399	$149,045	$19,831,918	$6,042,248
UNIT VALUE (1)
Lowest	$7.45	$11.95	$10.13	$33.03	$8.19
Highest	$9.49	$16.83	$12.92	$46.93	$35.12

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Government	Government	Government	Growth	Invesco V.I.
	Money Market	Securities	Securities	and Income	High Yield Fund -
	Series II	Series I	Series II	Series II	Series I
NET INVESTMENT INCOME (LOSS)
Dividends	$75	$69,760	$2,252	$254,824	$270,761
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(23)	(43,847)	(2,211)	(298,472)	(70,659)
Administrative expense	(1)	(3,441)	(130)	(37,903)	(5,024)
Net investment income (loss)	51	22,472	(89)	(81,551)	195,078
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	2,067	472,243	65,990	3,671,472	1,106,190
Cost of investments sold	2,067	548,394	74,813	3,517,983	1,291,810
Realized gains (losses) on fund shares	—	(76,151)	(8,823)	153,489	(185,620)
Realized gain distributions	—	—	—	2,492,305	—
Net realized gains (losses)	—	(76,151)	(8,823)	2,645,794	(185,620)
Change in unrealized gains (losses)	—	157,900	13,418	(580,590)	440,970
Net realized and change in
unrealized gains (losses) on investments	—	81,749	4,595	2,065,204	255,350
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$51	$104,221	$4,506	$1,983,653	$450,428
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2023

		Invesco V.I.	Invesco V.I.
	Invesco V.I.	Main Street	Main Street	Invesco V.I.	Invesco V.I.
	High Yield	Mid Cap	Mid Cap	Main Street	Main Street
	Series II	Series I	Series II	Series I	Series II
ASSETS
Investments, at fair value	$3,454,246	$6,747,715	$539,717	$874,280	$16,350,712
Total assets	$3,454,246	$6,747,715	$539,717	$874,280	$16,350,712
NET ASSETS
Accumulation units	$3,444,841	$6,681,130	$531,161	$851,817	$16,138,770
Contracts in payout (annuitization) period	9,405	66,585	8,556	22,463	211,942
Total net assets	$3,454,246	$6,747,715	$539,717	$874,280	$16,350,712
FUND SHARE INFORMATION
Number of shares	746,057	689,246	57,478	47,985	920,130
Cost of investments	$4,005,940	$7,524,530	$614,368	$996,557	$18,825,244
UNIT VALUE (1)
Lowest	$9.32	$25.36	$22.22	$28.16	$35.27
Highest	$24.75	$41.08	$32.76	$42.80	$47.64

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

		Invesco V.I.	Invesco V.I.
	Invesco V.I.	Main Street	Main Street	Invesco V.I.	Invesco V.I.
	High Yield	Mid Cap	Mid Cap	Main Street	Main Street
	Series II	Series I	Series II	Series I	Series II
NET INVESTMENT INCOME (LOSS)
Dividends	$172,044	$18,651	$205	$7,114	$78,450
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(57,710)	(90,236)	(8,609)	(11,501)	(235,578)
Administrative expense	(4,583)	(6,577)	(853)	(855)	(31,083)
Net investment income (loss)	109,751	(78,162)	(9,257)	(5,242)	(188,211)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	523,922	922,835	71,676	118,723	3,470,616
Cost of investments sold	624,418	1,110,043	88,439	142,558	4,204,496
Realized gains (losses) on fund shares	(100,496)	(187,208)	(16,763)	(23,835)	(733,880)
Realized gain distributions	—	—	(1)	57,843	1,120,108
Net realized gains (losses)	(100,496)	(187,208)	(16,764)	34,008	386,228
Change in unrealized gains (losses)	249,737	1,068,902	86,769	136,465	2,904,278
Net realized and change in
unrealized gains (losses) on investments	149,241	881,694	70,005	170,473	3,290,506
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$258,992	$803,532	$60,748	$165,231	$3,102,295
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2023

	Invesco V.I.	Invesco V.I.			Janus Henderson
	Main Street	Main Street	Invesco V.I.	Invesco V.I.	VIT Forty
	Small Cap	Small Cap	Technology	Technology	Institutional
	Series I	Series II	Series I	Series II	Shares
ASSETS
Investments, at fair value	$719,732	$7,545,272	$2,928,110	$3,111	$237
Total assets	$719,732	$7,545,272	$2,928,110	$3,111	$237
NET ASSETS
Accumulation units	$704,108	$7,462,092	$2,903,916	$3,111	$237
Contracts in payout (annuitization) period	15,624	83,180	24,194	—	—
Total net assets	$719,732	$7,545,272	$2,928,110	$3,111	$237
FUND SHARE INFORMATION
Number of shares	26,746	286,892	158,276	196	5
Cost of investments	$586,581	$6,044,510	$3,096,972	$2,996	$175
UNIT VALUE (1)
Lowest	$63.20	$48.22	$43.35	$35.90	$69.36
Highest	$69.68	$65.13	$48.77	$44.59	$69.36

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

	Invesco V.I.	Invesco V.I.			Janus Henderson
	Main Street	Main Street	Invesco V.I.	Invesco V.I.	VIT Forty
	Small Cap	Small Cap	Technology	Technology	Institutional
	Series I	Series II	Series I	Series II	Shares
NET INVESTMENT INCOME (LOSS)
Dividends	$7,613	$67,136	$—	$—	$—
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(8,584)	(103,646)	(35,335)	(35)	(4)
Administrative expense	(701)	(13,799)	(2,792)	(1)	—
Net investment income (loss)	(1,672)	(50,309)	(38,127)	(36)	(4)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	113,429	1,276,219	644,024	87	35
Cost of investments sold	100,405	1,114,088	824,048	105	31
Realized gains (losses) on fund shares	13,024	162,131	(180,024)	(18)	4
Realized gain distributions	—	—	—	—	—
Net realized gains (losses)	13,024	162,131	(180,024)	(18)	4
Change in unrealized gains (losses)	96,897	986,029	1,254,825	1,021	68
Net realized and change in
unrealized gains (losses) on investments	109,921	1,148,160	1,074,801	1,003	72
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$108,249	$1,097,851	$1,036,674	$967	$68
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2023

		Legg Mason
		Partners
	Lazard Retirement	Clearbridge
	Series Emerging	Variable Large		Lord Abbett	Lord Abbett
	Market Equity	Cap Value -	Lord Abbett	Fundamental	Growth
	Service Shares	Class I	Bond Debenture	Equity	and Income
ASSETS
Investments, at fair value	$167	$734	$6,191,795	$1,606,521	$4,696,800
Total assets	$167	$734	$6,191,795	$1,606,521	$4,696,800
NET ASSETS
Accumulation units	$167	$734	$6,018,142	$1,532,401	$4,574,832
Contracts in payout (annuitization) period	—	—	173,653	74,120	121,968
Total net assets	$167	$734	$6,191,795	$1,606,521	$4,696,800
FUND SHARE INFORMATION
Number of shares	8	35	599,980	95,683	130,250
Cost of investments	$142	$659	$7,015,322	$1,562,454	$4,131,862
UNIT VALUE (1)
Lowest	$53.79	$36.09	$16.15	$25.62	$21.87
Highest	$53.79	$36.09	$21.24	$33.68	$28.76

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

		Legg Mason
		Partners
	Lazard Retirement	Clearbridge
	Series Emerging	Variable Large		Lord Abbett	Lord Abbett
	Market Equity	Cap Value -	Lord Abbett	Fundamental	Growth
	Service Shares	Class I	Bond Debenture	Equity	and Income
NET INVESTMENT INCOME (LOSS)
Dividends	$9	$9	$309,114	$9,018	$42,371
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(3)	(10)	(93,099)	(24,045)	(66,455)
Administrative expense	—	(1)	(12,185)	(3,091)	(8,727)
Net investment income (loss)	6	(2)	203,830	(18,118)	(32,811)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	31	38	1,421,049	386,618	653,059
Cost of investments sold	30	34	1,620,832	400,627	605,970
Realized gains (losses) on fund shares	1	4	(199,783)	(14,009)	47,089
Realized gain distributions	—	52	—	45,807	92,202
Net realized gains (losses)	1	56	(199,783)	31,798	139,291
Change in unrealized gains (losses)	23	34	287,983	180,251	382,425
Net realized and change in
unrealized gains (losses) on investments	24	90	88,200	212,049	521,716
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$30	$88	$292,030	$193,931	$488,905
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2023

	Lord Abbett	Lord Abbett	MFS VIT	MFS VIT	MFS VIT
	Growth	Mid Cap	Growth	Growth	High Yield
	Opportunities	Stock	Initial Class	Service Class	Initial Class
ASSETS
Investments, at fair value	$2,278,627	$5,182,108	$843,710	$61,812	$279,399
Total assets	$2,278,627	$5,182,108	$843,710	$61,812	$279,399
NET ASSETS
Accumulation units	$2,261,452	$5,116,304	$822,036	$61,812	$279,399
Contracts in payout (annuitization) period	17,175	65,804	21,674	—	—
Total net assets	$2,278,627	$5,182,108	$843,710	$61,812	$279,399
FUND SHARE INFORMATION
Number of shares	255,451	200,935	13,994	1,110	55,880
Cost of investments	$3,227,025	$4,381,315	$632,897	$44,522	$310,994
UNIT VALUE (1)
Lowest	$28.06	$20.97	$27.55	$38.32	$21.76
Highest	$36.90	$27.57	$73.59	$64.26	$24.00

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

	Lord Abbett	Lord Abbett	MFS VIT	MFS VIT	MFS VIT
	Growth	Mid Cap	Growth	Growth	High Yield
	Opportunities	Stock	Initial Class	Service Class	Initial Class
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$23,032	$—	$—	$15,489
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(32,716)	(71,298)	(9,952)	(840)	(3,061)
Administrative expense	(4,355)	(9,445)	(774)	(56)	(266)
Net investment income (loss)	(37,071)	(57,711)	(10,726)	(896)	12,162
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	410,151	725,423	104,713	8,131	9,192
Cost of investments sold	619,095	649,419	85,269	6,432	10,818
Realized gains (losses) on fund shares	(208,944)	76,004	19,444	1,699	(1,626)
Realized gain distributions	—	142,465	60,153	4,800	—
Net realized gains (losses)	(208,944)	218,469	79,597	6,499	(1,626)
Change in unrealized gains (losses)	444,844	483,861	156,873	10,476	17,381
Net realized and change in
unrealized gains (losses) on investments	235,900	702,330	236,470	16,975	15,755
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$198,829	$644,619	$225,744	$16,079	$27,917
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2023

	MFS VIT	MFS VIT	MFS VIT	MFS VIT	MFS VIT
	Investors Trust	Investors Trust	New Discovery	New Discovery	Research
	Initial Class	Service Class	Initial Class	Service Class	Initial Class
ASSETS
Investments, at fair value	$766,098	$80,089	$1,002,374	$71,189	$288,922
Total assets	$766,098	$80,089	$1,002,374	$71,189	$288,922
NET ASSETS
Accumulation units	$766,098	$80,089	$1,002,374	$71,189	$277,543
Contracts in payout (annuitization) period	—	—	—	—	11,379
Total net assets	$766,098	$80,089	$1,002,374	$71,189	$288,922
FUND SHARE INFORMATION
Number of shares	21,286	2,270	77,463	7,048	9,037
Cost of investments	$560,071	$56,704	$1,257,609	$100,301	$228,713
UNIT VALUE (1)
Lowest	$30.77	$30.73	$32.13	$31.18	$28.44
Highest	$40.35	$43.04	$71.38	$45.74	$40.22

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

	MFS VIT	MFS VIT	MFS VIT	MFS VIT	MFS VIT
	Investors Trust	Investors Trust	New Discovery	New Discovery	Research
	Initial Class	Service Class	Initial Class	Service Class	Initial Class
NET INVESTMENT INCOME (LOSS)
Dividends	$5,210	$345	$—	$—	$1,577
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(9,584)	(1,006)	(12,264)	(887)	(4,089)
Administrative expense	(709)	(75)	(1,003)	(66)	(307)
Net investment income (loss)	(5,083)	(736)	(13,267)	(953)	(2,819)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	27,796	5,893	110,549	1,396	87,526
Cost of investments sold	21,679	4,202	154,198	2,121	75,313
Realized gains (losses) on fund shares	6,117	1,691	(43,649)	(725)	12,213
Realized gain distributions	40,097	4,207	—	—	16,669
Net realized gains (losses)	46,214	5,898	(43,649)	(725)	28,882
Change in unrealized gains (losses)	73,413	6,613	172,352	9,667	29,093
Net realized and change in
unrealized gains (losses) on investments	119,627	12,511	128,703	8,942	57,975
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$114,544	$11,775	$115,436	$7,989	$55,156

See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2023

		MFS VIT			Morgan Stanley
	MFS VIT	Total Return	MFS VIT	MFS VIT	VIF Core Plus
	Research	Bond	Utilities	Utilities	Fixed Income
	Service Class	Initial Class	Initial Class	Service Class	Class I
ASSETS
Investments, at fair value	$32,529	$589,174	$38,393	$61,366	$—
Total assets	$32,529	$589,174	$38,393	$61,366	$—
NET ASSETS
Accumulation units	$32,529	$589,174	$38,393	$61,366	$—
Contracts in payout (annuitization) period	—	—	—	—	—
Total net assets	$32,529	$589,174	$38,393	$61,366	$—
FUND SHARE INFORMATION
Number of shares	1,039	50,357	1,190	1,946	—
Cost of investments	$23,201	$631,984	$32,657	$52,268	$—
UNIT VALUE (1)
Lowest	$32.47	$18.99	$43.41	$32.50	$—
Highest	$49.20	$20.94	$48.54	$47.50	$—

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

		MFS VIT			Morgan Stanley
	MFS VIT	Total Return	MFS VIT	MFS VIT	VIF Core Plus
	Research	Bond	Utilities	Utilities	Fixed Income
	Service Class	Initial Class	Initial Class	Service Class	Class I
NET INVESTMENT INCOME (LOSS)
Dividends	$73	$19,072	$5,634	$3,785	$4,208
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(436)	(6,924)	(1,842)	(1,565)	(833)
Administrative expense	(30)	(601)	(145)	(113)	(59)
Net investment income (loss)	(393)	11,547	3,647	2,107	3,316
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	3,639	78,296	119,896	61,983	114,015
Cost of investments sold	2,798	86,729	104,687	51,436	142,059
Realized gains (losses) on fund shares	841	(8,433)	15,209	10,547	(28,044)
Realized gain distributions	1,635	—	8,719	6,349	—
Net realized gains (losses)	2,476	(8,433)	23,928	16,896	(28,044)
Change in unrealized gains (losses)	3,526	31,653	(38,457)	(24,215)	26,895
Net realized and change in
unrealized gains (losses) on investments	6,002	23,220	(14,529)	(7,319)	(1,149)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$5,609	$34,767	$(10,882)	$(5,212)	$2,167
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2023

			Morgan Stanley	Morgan Stanley	Morgan Stanley
	Morgan Stanley	Morgan Stanley	VIF Emerging	VIF Emerging	VIF Emerging
	VIF Discovery	VIF Discovery	Markets Debt	Markets Equity	Markets Equity
	Class I	Class II	Class II	Class I	Class II
ASSETS
Investments, at fair value	$10,078,619	$6,841,429	$2,728,610	$7,172,142	$1,919,379
Total assets	$10,078,619	$6,841,429	$2,728,610	$7,172,142	$1,919,379
NET ASSETS
Accumulation units	$9,989,553	$6,730,662	$2,720,338	$7,058,441	$1,875,341
Contracts in payout (annuitization) period	89,066	110,767	8,272	113,701	44,038
Total net assets	$10,078,619	$6,841,429	$2,728,610	$7,172,142	$1,919,379
FUND SHARE INFORMATION
Number of shares	2,195,777	1,689,242	501,583	555,980	149,368
Cost of investments	$20,782,477	$13,900,461	$3,636,043	$7,540,302	$2,094,339
UNIT VALUE (1)
Lowest	$43.41	$25.82	$16.56	$17.20	$28.12
Highest	$60.08	$66.10	$26.83	$31.07	$36.94

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

			Morgan Stanley	Morgan Stanley	Morgan Stanley
	Morgan Stanley	Morgan Stanley	VIF Emerging	VIF Emerging	VIF Emerging
	VIF Discovery	VIF Discovery	Markets Debt	Markets Equity	Markets Equity
	Class I	Class II	Class II	Class I	Class II
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$233,489	$120,890	$30,247
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(141,024)	(93,212)	(38,154)	(114,315)	(28,092)
Administrative expense	(8,868)	(11,886)	(5,064)	(7,360)	(3,624)
Net investment income (loss)	(149,892)	(105,098)	190,271	(785)	(1,469)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,383,172	1,464,188	374,236	1,413,072	275,396
Cost of investments sold	3,476,141	3,523,764	527,566	1,560,049	314,273
Realized gains (losses) on fund shares	(2,092,969)	(2,059,576)	(153,330)	(146,977)	(38,877)
Realized gain distributions	—	(1)	—	130,860	33,876
Net realized gains (losses)	(2,092,969)	(2,059,577)	(153,330)	(16,117)	(5,001)
Change in unrealized gains (losses)	5,353,321	4,388,524	214,903	722,759	193,030
Net realized and change in
unrealized gains (losses) on investments	3,260,352	2,328,947	61,573	706,642	188,029
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$3,110,460	$2,223,849	$251,844	$705,857	$186,560
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2023

	Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley
	VIF Global	VIF Global	VIF Global	VIF Global	VIF Global
	Franchise	Infrastructure	Infrastructure	Strategist	Strategist
	Class II	Class I	Class II	Class I	Class II
ASSETS
Investments, at fair value	$—	$16,819,545	$6,304,562	$32,192,199	$9,853,578
Total assets	$—	$16,819,545	$6,304,562	$32,192,199	$9,853,578
NET ASSETS
Accumulation units	$—	$16,128,434	$6,227,327	$31,764,987	$9,749,809
Contracts in payout (annuitization) period	—	691,111	77,235	427,212	103,769
Total net assets	$—	$16,819,545	$6,304,562	$32,192,199	$9,853,578
FUND SHARE INFORMATION
Number of shares	—	2,752,790	1,043,802	3,756,383	1,160,610
Cost of investments	$—	$21,075,360	$8,020,849	$36,431,988	$11,064,031
UNIT VALUE (1)
Lowest	$—	$19.62	$17.40	$13.67	$14.64
Highest	$—	$84.42	$38.91	$76.68	$22.24

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

	Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley
	VIF Global	VIF Global	VIF Global	VIF Global	VIF Global
	Franchise	Infrastructure	Infrastructure	Strategist	Strategist
	Class II	Class I	Class II	Class I	Class II
NET INVESTMENT INCOME (LOSS)
Dividends	$89,592	$444,822	$157,510	$530,638	$160,001
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(181,751)	(224,865)	(110,579)	(414,047)	(169,652)
Administrative expense	(23,029)	(15,788)	(7,275)	(25,380)	(12,944)
Net investment income (loss)	(115,188)	204,169	39,656	91,211	(22,595)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	18,348,042	3,366,865	1,236,510	4,287,863	2,179,421
Cost of investments sold	22,317,489	4,047,563	1,567,423	5,186,791	2,606,977
Realized gains (losses) on fund shares	(3,969,447)	(680,698)	(330,913)	(898,928)	(427,556)
Realized gain distributions	940,433	2,452,717	978,406	—	—
Net realized gains (losses)	(3,029,014)	1,772,019	647,493	(898,928)	(427,556)
Change in unrealized gains (losses)	4,603,188	(1,441,758)	(553,369)	4,541,648	1,592,947
Net realized and change in
unrealized gains (losses) on investments	1,574,174	330,261	94,124	3,642,720	1,165,391
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$1,458,986	$534,430	$133,780	$3,733,931	$1,142,796
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2023

			Morgan Stanley	Morgan Stanley
	Morgan Stanley	Morgan Stanley	VIF U.S.	VIF U.S.	Morgan Stanley
	VIF Growth	VIF Growth	Real Estate	Real Estate	VIS Income Plus
	Class I	Class II	Class I	Class II	Class X Shares
ASSETS
Investments, at fair value	$184,070,916	$40,761,764	$7,500,533	$9,743,809	$—
Total assets	$184,070,916	$40,761,764	$7,500,533	$9,743,809	$—
NET ASSETS
Accumulation units	$181,566,518	$40,575,484	$7,488,323	$9,704,565	$—
Contracts in payout (annuitization) period	2,504,398	186,280	12,210	39,244	—
Total net assets	$184,070,916	$40,761,764	$7,500,533	$9,743,809	$—
FUND SHARE INFORMATION
Number of shares	13,788,084	4,023,866	515,855	674,779	—
Cost of investments	$323,570,825	$75,790,301	$8,151,664	$10,491,283	$—
UNIT VALUE (1)
Lowest	$12.64	$12.20	$28.11	$26.42	$—
Highest	$64.80	$71.21	$60.18	$39.63	$—

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

			Morgan Stanley	Morgan Stanley
	Morgan Stanley	Morgan Stanley	VIF U.S.	VIF U.S.	Morgan Stanley
	VIF Growth	VIF Growth	Real Estate	Real Estate	VIS Income Plus
	Class I	Class II	Class I	Class II	Class X Shares
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$167,683	$188,342	$672,895
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(2,102,703)	(596,159)	(117,895)	(139,290)	(147,215)
Administrative expense	(143,159)	(47,287)	(7,494)	(18,280)	(10,678)
Net investment income (loss)	(2,245,862)	(643,446)	42,294	30,772	515,002
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	21,353,421	6,736,233	1,600,290	1,667,801	20,846,904
Cost of investments sold	45,848,162	14,965,229	1,885,842	1,940,862	25,660,094
Realized gains (losses) on fund shares	(24,494,741)	(8,228,996)	(285,552)	(273,061)	(4,813,190)
Realized gain distributions	—	—	—	—	—
Net realized gains (losses)	(24,494,741)	(8,228,996)	(285,552)	(273,061)	(4,813,190)
Change in unrealized gains (losses)	88,000,521	22,734,474	1,129,403	1,377,566	4,951,818
Net realized and change in
unrealized gains (losses) on investments	63,505,780	14,505,478	843,851	1,104,505	138,628
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$61,259,918	$13,862,032	$886,145	$1,135,277	$653,630
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2023

				PIMCO VIT
		Neuberger Berman	Neuberger Berman	Commodity	PIMCO VIT
	Morgan Stanley	AMT Mid	AMT Sustainable	RealReturn®	Emerging
	VIS Income Plus	Cap Growth	Equity	Strategy	Markets Bond
	Class Y Shares	Class I	Class I	Advisor Class	Advisor Class
ASSETS
Investments, at fair value	$—	$1,794	$39,445	$322,067	$250,343
Total assets	$—	$1,794	$39,445	$322,067	$250,343
NET ASSETS
Accumulation units	$—	$1,794	$39,445	$319,460	$250,343
Contracts in payout (annuitization) period	—	—	—	2,607	—
Total net assets	$—	$1,794	$39,445	$322,067	$250,343
FUND SHARE INFORMATION
Number of shares	—	67	1,183	58,987	23,729
Cost of investments	$—	$1,934	$31,019	$585,629	$304,734
UNIT VALUE (1)
Lowest	$—	$26.74	$15.53	$5.57	$13.61
Highest	$—	$55.82	$15.85	$7.03	$17.19

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

				PIMCO VIT
		Neuberger Berman	Neuberger Berman	Commodity	PIMCO VIT
	Morgan Stanley	AMT Mid	AMT Sustainable	RealReturn®	Emerging
	VIS Income Plus	Cap Growth	Equity	Strategy	Markets Bond
	Class Y Shares	Class I	Class I	Advisor Class	Advisor Class
NET INVESTMENT INCOME (LOSS)
Dividends	$885,976	$—	$121	$55,280	$13,514
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(243,479)	(25)	(520)	(5,274)	(3,417)
Administrative expense	(21,860)	(1)	(35)	(668)	(456)
Net investment income (loss)	620,637	(26)	(434)	49,338	9,641
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	28,526,589	33	727	54,032	18,060
Cost of investments sold	35,025,947	41	633	95,372	23,159
Realized gains (losses) on fund shares	(6,499,358)	(8)	94	(41,340)	(5,099)
Realized gain distributions	—	—	572	—	—
Net realized gains (losses)	(6,499,358)	(8)	666	(41,340)	(5,099)
Change in unrealized gains (losses)	6,663,073	285	7,654	(44,034)	16,974
Net realized and change in
unrealized gains (losses) on investments	163,715	277	8,320	(85,374)	11,875
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$784,352	$251	$7,886	$(36,036)	$21,516
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2023

	PIMCO VIT
	International
	Bond (U.S.			PIMCO VIT
	Dollar-Hedged)	PIMCO VIT	PIMCO VIT	Total Return	Putnam VT
	Institutional	Real Return	Total Return	Institutional	Core Equity Fund -
	Class	Advisor Class	Advisor Class	Class	Class IB
ASSETS
Investments, at fair value	$730	$2,055,681	$4,538,594	$379	$38,355,651
Total assets	$730	$2,055,681	$4,538,594	$379	$38,355,651
NET ASSETS
Accumulation units	$730	$2,055,681	$4,447,594	$379	$38,064,625
Contracts in payout (annuitization) period	—	—	91,000	—	291,026
Total net assets	$730	$2,055,681	$4,538,594	$379	$38,355,651
FUND SHARE INFORMATION
Number of shares	74	177,673	494,400	41	2,036,944
Cost of investments	$781	$2,250,432	$5,300,956	$444	$31,998,933
UNIT VALUE (1)
Lowest	$18.48	$11.50	$11.96	$16.96	$21.51
Highest	$18.48	$14.51	$15.10	$16.96	$58.77

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

	PIMCO VIT
	International
	Bond (U.S.			PIMCO VIT
	Dollar-Hedged)	PIMCO VIT	PIMCO VIT	Total Return	Putnam VT
	Institutional	Real Return	Total Return	Institutional	Core Equity Fund -
	Class	Advisor Class	Advisor Class	Class	Class IB
NET INVESTMENT INCOME (LOSS)
Dividends	$18	$60,424	$162,521	$13	$187,419
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(10)	(31,188)	(68,640)	(4)	(495,544)
Administrative expense	(1)	(3,959)	(8,921)	—	(5,898)
Net investment income (loss)	7	25,277	84,960	9	(314,023)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	14	259,356	764,317	7	5,696,457
Cost of investments sold	15	288,630	928,874	7	5,269,572
Realized gains (losses) on fund shares	(1)	(29,274)	(164,557)	—	426,885
Realized gain distributions	19	—	—	—	3,361,312
Net realized gains (losses)	18	(29,274)	(164,557)	—	3,788,197
Change in unrealized gains (losses)	25	40,198	253,186	9	5,032,011
Net realized and change in
unrealized gains (losses) on investments	43	10,924	88,629	9	8,820,208
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$50	$36,201	$173,589	$18	$8,506,185

See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2023

		Putnam VT	Putnam VT
	Putnam VT	Emerging	Focused	Putnam VT	Putnam VT
	Diversified	Markets	International	George Putnam	Global
	Income	Equity Fund	Equity	Balanced	Asset Allocation
	Class IB	Class IB	Class IB	Class IB	Class IB
ASSETS
Investments, at fair value	$8,562,425	$5,272,074	$13,215,300	$35,148,633	$12,236,228
Total assets	$8,562,425	$5,272,074	$13,215,300	$35,148,633	$12,236,228
NET ASSETS
Accumulation units	$8,542,158	$5,267,801	$13,128,498	$34,867,508	$12,196,595
Contracts in payout (annuitization) period	20,267	4,273	86,802	281,125	39,633
Total net assets	$8,562,425	$5,272,074	$13,215,300	$35,148,633	$12,236,228
FUND SHARE INFORMATION
Number of shares	1,841,382	312,512	926,739	2,573,106	685,119
Cost of investments	$11,663,111	$5,266,232	$14,402,105	$28,140,881	$10,956,895
UNIT VALUE (1)
Lowest	$14.12	$7.14	$10.40	$20.66	$20.26
Highest	$22.31	$16.92	$26.21	$29.41	$34.02

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

		Putnam VT	Putnam VT
	Putnam VT	Emerging	Focused	Putnam VT	Putnam VT
	Diversified	Markets	International	George Putnam	Global
	Income	Equity Fund	Equity	Balanced	Asset Allocation
	Class IB	Class IB	Class IB	Class IB	Class IB
NET INVESTMENT INCOME (LOSS)
Dividends	$551,892	$24,791	$89,051	$430,243	$184,126
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(122,924)	(71,598)	(178,182)	(479,776)	(170,780)
Administrative expense	(48)	—	(852)	(19,645)	(6,333)
Net investment income (loss)	428,920	(46,807)	(89,983)	(69,178)	7,013
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,679,110	845,131	1,752,626	5,305,118	1,670,151
Cost of investments sold	2,419,688	885,919	2,066,605	4,760,742	1,642,888
Realized gains (losses) on fund shares	(740,578)	(40,788)	(313,979)	544,376	27,263
Realized gain distributions	—	—	—	—	—
Net realized gains (losses)	(740,578)	(40,788)	(313,979)	544,376	27,263
Change in unrealized gains (losses)	575,818	594,605	2,497,384	5,195,895	1,706,695
Net realized and change in
unrealized gains (losses) on investments	(164,760)	553,817	2,183,405	5,740,271	1,733,958
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$264,160	$507,010	$2,093,422	$5,671,093	$1,740,971
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2023

	Putnam VT	Putnam VT			Putnam VT
	Global	Government	Putnam VT	Putnam VT	International
	Health Care	Money Market	High Yield	Income	Equity
	Class IB	Class IB	Class IB	Class IB	Class IB
ASSETS
Investments, at fair value	$17,522,530	$27,372,693	$11,590,566	$25,953,425	$36,672,027
Total assets	$17,522,530	$27,372,693	$11,590,566	$25,953,425	$36,672,027
NET ASSETS
Accumulation units	$17,444,133	$27,142,371	$11,476,664	$25,603,721	$36,236,288
Contracts in payout (annuitization) period	78,397	230,322	113,902	349,704	435,739
Total net assets	$17,522,530	$27,372,693	$11,590,566	$25,953,425	$36,672,027
FUND SHARE INFORMATION
Number of shares	1,080,304	27,372,693	2,088,390	3,130,691	2,401,573
Cost of investments	$15,408,130	$27,372,694	$13,042,123	$33,977,670	$34,459,738
UNIT VALUE (1)
Lowest	$33.37	$7.17	$19.03	$11.81	$11.72
Highest	$55.07	$11.75	$30.87	$21.04	$26.86

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

	Putnam VT	Putnam VT			Putnam VT
	Global	Government	Putnam VT	Putnam VT	International
	Health Care	Money Market	High Yield	Income	Equity
	Class IB	Class IB	Class IB	Class IB	Class IB
NET INVESTMENT INCOME (LOSS)
Dividends	$51,748	$988,041	$615,798	$1,515,233	$13,138
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(239,158)	(322,275)	(162,899)	(371,877)	(522,476)
Administrative expense	(3,690)	(34,813)	(10,755)	(22,129)	(26,634)
Net investment income (loss)	(191,100)	630,953	442,144	1,121,227	(535,972)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,953,852	8,079,027	1,876,438	4,067,213	5,779,956
Cost of investments sold	1,826,834	8,079,028	2,213,358	5,482,988	5,863,437
Realized gains (losses) on fund shares	127,018	(1)	(336,920)	(1,415,775)	(83,481)
Realized gain distributions	1,369,176	—	—	—	—
Net realized gains (losses)	1,496,194	(1)	(336,920)	(1,415,775)	(83,481)
Change in unrealized gains (losses)	(64,061)	—	1,035,812	1,070,425	6,193,148
Net realized and change in
unrealized gains (losses) on investments	1,432,133	(1)	698,892	(345,350)	6,109,667
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$1,241,033	$630,952	$1,141,036	$775,877	$5,573,695
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2023

	Putnam VT	Putnam VT		Putnam VT
	International	Large Cap	Putnam VT	Mortgage	Putnam VT
	Value	Growth Fund -	Large Cap Value	Securities	Research
	Class IB	Class IB	Class IB	Class IB	Class IB
ASSETS
Investments, at fair value	$6,302,168	$97,743,296	$130,291,097	$5,490,279	$18,259,146
Total assets	$6,302,168	$97,743,296	$130,291,097	$5,490,279	$18,259,146
NET ASSETS
Accumulation units	$6,292,426	$97,081,344	$129,210,996	$5,338,647	$18,078,459
Contracts in payout (annuitization) period	9,742	661,952	1,080,101	151,632	180,687
Total net assets	$6,302,168	$97,743,296	$130,291,097	$5,490,279	$18,259,146
FUND SHARE INFORMATION
Number of shares	535,899	7,250,986	4,520,857	865,975	526,352
Cost of investments	$6,070,383	$68,282,120	$99,774,647	$8,083,550	$9,790,854
UNIT VALUE (1)
Lowest	$14.68	$19.35	$17.46	$8.20	$26.48
Highest	$23.87	$64.82	$62.91	$18.72	$58.51

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

	Putnam VT	Putnam VT		Putnam VT
	International	Large Cap	Putnam VT	Mortgage	Putnam VT
	Value	Growth Fund -	Large Cap Value	Securities	Research
	Class IB	Class IB	Class IB	Class IB	Class IB
NET INVESTMENT INCOME (LOSS)
Dividends	$93,362	$—	$2,592,651	$880,310	$136,964
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(85,655)	(1,262,261)	(1,763,441)	(77,733)	(234,456)
Administrative expense	—	(38,127)	(49,676)	—	(2,443)
Net investment income (loss)	7,707	(1,300,388)	779,534	802,577	(99,935)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	982,662	12,979,152	17,624,315	724,778	2,075,940
Cost of investments sold	1,022,660	10,579,897	14,469,330	1,091,891	1,264,004
Realized gains (losses) on fund shares	(39,998)	2,399,255	3,154,985	(367,113)	811,936
Realized gain distributions	—	1,238,252	7,267,626	—	—
Net realized gains (losses)	(39,998)	3,637,507	10,422,611	(367,113)	811,936
Change in unrealized gains (losses)	1,001,716	28,610,829	5,431,791	(240,315)	3,355,711
Net realized and change in
unrealized gains (losses) on investments	961,718	32,248,336	15,854,402	(607,428)	4,167,647
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$969,425	$30,947,948	$16,633,936	$195,149	$4,067,712
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2023

	Putnam VT		Putnam VT	Putnam VT	Templeton
	Small Cap	Putnam VT	Sustainable	Sustainable	Developing
	Growth	Small Cap Value	Future	Leaders	Markets
	Class IB	Class IB	Class IB	Class IB	VIP Fund - Class 2
ASSETS
Investments, at fair value	$2,893,972	$22,209,554	$4,608,168	$67,227,926	$3,476,289
Total assets	$2,893,972	$22,209,554	$4,608,168	$67,227,926	$3,476,289
NET ASSETS
Accumulation units	$2,893,972	$22,044,738	$4,607,488	$66,832,514	$3,471,688
Contracts in payout (annuitization) period	—	164,816	680	395,412	4,600
Total net assets	$2,893,972	$22,209,554	$4,608,168	$67,227,926	$3,476,288
FUND SHARE INFORMATION
Number of shares	166,320	1,943,093	311,784	1,697,675	422,392
Cost of investments	$2,753,936	$23,194,623	$4,972,527	$51,743,772	$3,864,080
UNIT VALUE (1)
Lowest	$38.42	$31.58	$39.29	$17.90	$23.43
Highest	$57.45	$73.65	$57.70	$69.87	$39.10

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

	Putnam VT		Putnam VT	Putnam VT	Templeton
	Small Cap	Putnam VT	Sustainable	Sustainable	Developing
	Growth	Small Cap Value	Future	Leaders	Markets
	Class IB	Class IB	Class IB	Class IB	VIP Fund - Class 2
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$31,743	$—	$327,024	$74,502
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(38,259)	(297,412)	(58,518)	(867,457)	(51,891)
Administrative expense	—	(6,734)	—	(8,828)	(6,722)
Net investment income (loss)	(38,259)	(272,403)	(58,518)	(549,261)	15,889
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	463,557	3,114,604	553,688	7,976,385	632,708
Cost of investments sold	502,556	3,725,832	685,461	6,914,129	725,358
Realized gains (losses) on fund shares	(38,999)	(611,228)	(131,773)	1,062,256	(92,650)
Realized gain distributions	—	2,444,218	—	2,004,567	2,703
Net realized gains (losses)	(38,999)	1,832,990	(131,773)	3,066,823	(89,947)
Change in unrealized gains (losses)	601,322	2,544,047	1,199,252	11,240,838	437,214
Net realized and change in
unrealized gains (losses) on investments	562,323	4,377,037	1,067,479	14,307,661	347,267
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$524,064	$4,104,634	$1,008,961	$13,758,400	$363,156

See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2023

	Templeton	Templeton	Templeton
	Foreign	Global Bond	Growth
	VIP Fund - Class 2	VIP Fund - Class 2	VIP Fund - Class 2
ASSETS
Investments, at fair value	$19,329,982	$504,516	$309,109
Total assets	$19,329,982	$504,516	$309,109
NET ASSETS
Accumulation units	$19,224,575	$414,456	$305,276
Contracts in payout (annuitization) period	105,407	90,060	3,833
Total net assets	$19,329,982	$504,516	$309,109
FUND SHARE INFORMATION
Number of shares	1,357,443	39,293	25,781
Cost of investments	$18,757,702	$615,790	$304,824
UNIT VALUE (1)
Lowest	$14.05	$16.13	$17.93
Highest	$25.27	$28.88	$28.74

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

	Templeton	Templeton	Templeton
	Foreign	Global Bond	Growth
	VIP Fund - Class 2	VIP Fund - Class 2	VIP Fund - Class 2
NET INVESTMENT INCOME (LOSS)
Dividends	$609,648	$—	$9,691
Charges from Everlake Life
Insurance Company:
Mortality and expense risk	(283,263)	(7,510)	(3,872)
Administrative expense	(32,008)	(771)	(294)
Net investment income (loss)	294,377	(8,281)	5,525
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	3,920,566	244,635	27,871
Cost of investments sold	4,058,120	263,464	29,894
Realized gains (losses) on fund shares	(137,554)	(18,829)	(2,023)
Realized gain distributions	—	—	—
Net realized gains (losses)	(137,554)	(18,829)	(2,023)
Change in unrealized gains (losses)	3,207,927	31,705	48,002
Net realized and change in
unrealized gains (losses) on investments	3,070,373	12,876	45,979
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$3,364,750	$4,595	$51,504

See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

	Alliance Bernstein	Alliance Bernstein	Alliance Bernstein	Alliance Bernstein
	VPS Discovery	VPS International	VPS Large	VPS Relative	American Century
	Value Portfolio -	Value	Cap Growth	Value Portfolio -	VP International
	Class B	Class B	Class B	Class B	Class I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(50,984)	$(35,874)	$(451,860)	$(128,155)	$(4)
Net realized gains (losses)	385,290	(19,550)	2,360,028	2,994,559	18
Change in unrealized gains (losses)	372,625	473,961	5,622,240	15,570	758
Increase (decrease) in net assets from operations	706,931	418,537	7,530,408	2,881,974	772
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	37,954	—	—
Transfers for contract benefits and terminations	(1,078,305)	(503,049)	(2,777,003)	(4,191,252)	(1)
Contract maintenance charge	(18,477)	(7,883)	(26,594)	(20,425)	(5)
Transfers among the sub-accounts and with the
Fixed Account - net	25,343	(35,633)	62,440	(346,199)	(1)
Increase (decrease) in net assets from contract
transactions	(1,071,439)	(546,565)	(2,703,203)	(4,557,876)	(7)
INCREASE (DECREASE) IN NET ASSETS	(364,508)	(128,028)	4,827,205	(1,675,902)	765
NET ASSETS AT BEGINNING OF PERIOD	5,540,920	3,399,052	24,441,801	32,793,505	7,034
NET ASSETS AT END OF PERIOD	$5,176,412	$3,271,024	$29,269,006	$31,117,603	$7,799

UNITS OUTSTANDING
Units outstanding at beginning of period	129,587	350,939	912,874	1,074,366	320
Units issued	5,908	16,495	23,440	17,724	—
Units redeemed	(29,776)	(68,418)	(108,135)	(160,974)	—
Units outstanding at end of period	105,719	299,016	828,179	931,116	320

See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

	AST		AST
	Academic	AST	Balanced	AST	AST
	Strategies	Advanced	Asset	Bond Portfolio	Bond Portfolio
	Asset Allocation	Strategies	Allocation	2023	2024
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(18,469)	$(17,858)	$(68,326)	$(6,528)	$(4,418)
Net realized gains (losses)	172,836	113,510	464,022	37,378	3,705
Change in unrealized gains (losses)	(64,940)	39,798	237,830	(16,129)	15,825
Increase (decrease) in net assets from operations	89,427	135,450	633,526	14,721	15,112
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(358,737)	(260,979)	(833,064)	(1,004)	(744)
Contract maintenance charge	(4,611)	(5,495)	(20,907)	(210)	(35)
Transfers among the sub-accounts and with the
Fixed Account - net	(156,322)	7,811	(74,573)	(650,187)	436,664
Increase (decrease) in net assets from contract
transactions	(519,670)	(258,663)	(928,544)	(651,401)	435,885
INCREASE (DECREASE) IN NET ASSETS	(430,243)	(123,213)	(295,018)	(636,680)	450,997
NET ASSETS AT BEGINNING OF PERIOD	1,318,478	1,258,035	5,037,638	636,680	49,228
NET ASSETS AT END OF PERIOD	$888,235	$1,134,822	$4,742,620	$—	$500,225

UNITS OUTSTANDING
Units outstanding at beginning of period	110,489	70,974	295,150	62,948	4,943
Units issued	8,648	2,159	1,810	—	55,828
Units redeemed	(50,741)	(16,563)	(52,801)	(62,948)	(11,264)
Units outstanding at end of period	68,396	56,570	244,159	—	49,507
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

					AST
	AST	AST	AST	AST	Capital Growth
	Bond Portfolio	Bond Portfolio	Bond Portfolio	Bond Portfolio	Asset
	2026	2030	2031	2032	Allocation
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,816)	$(221)	$(2,079)	$(333)	$(28,834)
Net realized gains (losses)	592	(40)	(361)	(72)	140,074
Change in unrealized gains (losses)	8,228	837	7,733	1,209	153,039
Increase (decrease) in net assets from operations	7,004	576	5,293	804	264,279
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	—	—	—	—	(283,950)
Contract maintenance charge	(105)	(35)	—	(35)	(6,986)
Transfers among the sub-accounts and with the
Fixed Account - net	54,709	1,597	—	—	77,090
Increase (decrease) in net assets from contract
transactions	54,604	1,562	—	(35)	(213,846)
INCREASE (DECREASE) IN NET ASSETS	61,608	2,138	5,293	769	50,433
NET ASSETS AT BEGINNING OF PERIOD	106,132	14,110	138,934	22,318	1,827,330
NET ASSETS AT END OF PERIOD	$167,740	$16,248	$144,227	$23,087	$1,877,763

UNITS OUTSTANDING
Units outstanding at beginning of period	10,920	1,440	16,585	3,042	104,463
Units issued	6,514	157	—	—	6,120
Units redeemed	(899)	—	—	(6)	(18,108)
Units outstanding at end of period	16,535	1,597	16,585	3,036	92,475
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

	AST	AST	AST	AST	AST
	Cohen & Steers	Cohen & Steers	Core	Emerging	Global
	Global Realty	Realty	Fixed Income	Markets Equity	Bond
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1)	$(200)	$(1,671)	$(51)	$(136)
Net realized gains (losses)	648	89	(1,514)	(20)	(65)
Change in unrealized gains (losses)	(567)	1,279	10,302	400	660
Increase (decrease) in net assets from operations	80	1,168	7,117	329	459
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	—	(95)	(16,008)	(234)	(359)
Contract maintenance charge	—	(13)	(44)	(22)	(6)
Transfers among the sub-accounts and with the
Fixed Account - net	(1,406)	1,408	—	1	—
Increase (decrease) in net assets from contract
transactions	(1,406)	1,300	(16,052)	(255)	(365)
INCREASE (DECREASE) IN NET ASSETS	(1,326)	2,468	(8,935)	74	94
NET ASSETS AT BEGINNING OF PERIOD	1,327	10,885	147,264	3,177	9,853
NET ASSETS AT END OF PERIOD	$1	$13,353	$138,329	$3,251	$9,947

UNITS OUTSTANDING
Units outstanding at beginning of period	96	537	11,685	417	1,162
Units issued	7	68	—	2	—
Units redeemed	(103)	(7)	(1,280)	(33)	(42)
Units outstanding at end of period	—	598	10,405	386	1,120
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

	AST		AST	AST	AST
	Government	AST	International	International	Investment
	Money Market	High Yield	Equity	Value	Grade Bond
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$6,313	$(337)	$(2,153)	$(39)	$(38,311)
Net realized gains (losses)	—	361	2,493	2,423	(5,025)
Change in unrealized gains (losses)	—	2,738	18,392	(1,395)	171,932
Increase (decrease) in net assets from operations	6,313	2,762	18,732	989	128,596
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(586,310)	(442)	(5,095)	—	(329,339)
Contract maintenance charge	(5)	(19)	(29)	(9)	(27,269)
Transfers among the sub-accounts and with the
Fixed Account - net	429,237	(453)	99,140	(15,438)	(57,039)
Increase (decrease) in net assets from contract
transactions	(157,078)	(914)	94,016	(15,447)	(413,647)
INCREASE (DECREASE) IN NET ASSETS	(150,765)	1,848	112,748	(14,458)	(285,051)
NET ASSETS AT BEGINNING OF PERIOD	344,461	30,289	48,885	14,457	2,716,038
NET ASSETS AT END OF PERIOD	$193,696	$32,137	$161,633	$(1)	$2,430,987

UNITS OUTSTANDING
Units outstanding at beginning of period	40,850	1,756	3,586	1,508	164,737
Units issued	36,365	—	7,733	—	29,565
Units redeemed	(54,024)	(52)	(344)	(1,508)	(53,853)
Units outstanding at end of period	23,191	1,704	10,975	—	140,449
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

			AST
	AST	AST	J.P. Morgan		AST
	J.P. Morgan	J.P. Morgan	Tactical	AST	Large-Cap
	Global	International	Preservation	Large-Cap	Growth
	Thematic	Equity	Portfolio	Core	Portfolio
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,087)	$(320)	$(24,457)	$(268)	$(2,405)
Net realized gains (losses)	1,209	19,522	58,147	(47)	3,320
Change in unrealized gains (losses)	9,740	(15,950)	87,705	5,329	53,093
Increase (decrease) in net assets from operations	9,862	3,252	121,395	5,014	54,008
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(1,887)	—	(253,377)	(815)	(9,358)
Contract maintenance charge	(249)	(1)	(8,359)	(8)	(50)
Transfers among the sub-accounts and with the
Fixed Account - net	2,320	(83,682)	24,311	—	(30)
Increase (decrease) in net assets from contract
transactions	184	(83,683)	(237,425)	(823)	(9,438)
INCREASE (DECREASE) IN NET ASSETS	10,046	(80,431)	(116,030)	4,191	44,570
NET ASSETS AT BEGINNING OF PERIOD	81,105	80,431	1,639,470	23,450	133,093
NET ASSETS AT END OF PERIOD	$91,151	$—	$1,523,440	$27,641	$177,663

UNITS OUTSTANDING
Units outstanding at beginning of period	4,742	7,573	118,649	1,949	3,859
Units issued	459	—	5,439	—	—
Units redeemed	(465)	(7,573)	(21,858)	(86)	(204)
Units outstanding at end of period	4,736	—	102,230	1,863	3,655
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

				AST
				Neuberger	AST
	AST	AST	AST	Berman/LSV	Preservation
	Large-Cap	MFS Global	Mid-Cap	Mid-Cap	Asset
	Value	Equity	Growth	Value	Allocation
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,980)	$(196)	$(546)	$(898)	$(40,220)
Net realized gains (losses)	(41)	723	682	1,713	83,827
Change in unrealized gains (losses)	11,805	1,815	6,888	5,440	199,254
Increase (decrease) in net assets from operations	9,784	2,342	7,024	6,255	242,861
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(929)	(1,004)	(800)	(4,021)	(163,451)
Contract maintenance charge	(32)	(2)	(17)	(23)	(10,781)
Transfers among the sub-accounts and with the
Fixed Account - net	1	—	3	—	(4,139)
Increase (decrease) in net assets from contract
transactions	(960)	(1,006)	(814)	(4,044)	(178,371)
INCREASE (DECREASE) IN NET ASSETS	8,824	1,336	6,210	2,211	64,490
NET ASSETS AT BEGINNING OF PERIOD	122,977	18,701	35,196	62,476	2,535,720
NET ASSETS AT END OF PERIOD	$131,801	$20,037	$41,406	$64,687	$2,600,210

UNITS OUTSTANDING
Units outstanding at beginning of period	6,028	807	1,410	2,675	175,771
Units issued	—	—	—	—	3,067
Units redeemed	(42)	(41)	(29)	(160)	(14,988)
Units outstanding at end of period	5,986	766	1,381	2,515	163,850
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

	AST			AST	AST
	Prudential	AST	AST	T. Rowe Price	T. Rowe Price
	Growth	Small-Cap	Small-Cap	Asset	Natural
	Allocation	Growth	Value	Allocation	Resources
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(84,973)	$(242)	$(489)	$(45,635)	$(87)
Net realized gains (losses)	399,145	25	405	99,186	157
Change in unrealized gains (losses)	543,333	3,153	4,743	356,409	(10)
Increase (decrease) in net assets from operations	857,505	2,936	4,659	409,960	60
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(1,113,958)	(826)	(145)	(182,571)	(1,528)
Contract maintenance charge	(33,681)	(10)	(22)	(9,483)	(5)
Transfers among the sub-accounts and with the
Fixed Account - net	186,660	2	—	(11,593)	8
Increase (decrease) in net assets from contract
transactions	(960,979)	(834)	(167)	(203,647)	(1,525)
INCREASE (DECREASE) IN NET ASSETS	(103,474)	2,102	4,492	206,313	(1,465)
NET ASSETS AT BEGINNING OF PERIOD	5,849,985	19,089	37,907	2,861,296	6,029
NET ASSETS AT END OF PERIOD	$5,746,511	$21,191	$42,399	$3,067,609	$4,564

UNITS OUTSTANDING
Units outstanding at beginning of period	409,343	669	1,739	160,732	559
Units issued	30,197	—	1	10,423	1
Units redeemed	(95,548)	(25)	(9)	(21,768)	(128)
Units outstanding at end of period	343,992	644	1,731	149,387	432
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

	AST			BNY Mellon VIF	DWS
	Wellington	BNY Mellon	BNY Mellon VIF	Growth and	Capital Growth
	Management	Stock Index	Government	Income	VIP -
	Hedged Equity	Fund, Inc.	Money Market	Initial Shares	Class A
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(310)	$46	$6,074	$(394)	$(6,855)
Net realized gains (losses)	35,940	12,674	—	5,868	85,403
Change in unrealized gains (losses)	(34,905)	45,827	—	5,060	263,956
Increase (decrease) in net assets from operations	725	58,547	6,074	10,534	342,504
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(517)	(3,990)	(122,847)	(5,237)	(64,116)
Contract maintenance charge	(73)	(128)	(106)	(19)	—
Transfers among the sub-accounts and with the
Fixed Account - net	(121,898)	3	190,064	(722)	(26,160)
Increase (decrease) in net assets from contract
transactions	(122,488)	(4,115)	67,111	(5,978)	(90,276)
INCREASE (DECREASE) IN NET ASSETS	(121,763)	54,432	73,185	4,556	252,228
NET ASSETS AT BEGINNING OF PERIOD	121,764	243,700	155,662	44,758	977,899
NET ASSETS AT END OF PERIOD	$1	$298,132	$228,847	$49,314	$1,230,127

UNITS OUTSTANDING
Units outstanding at beginning of period	8,540	6,719	16,078	1,452	22,358
Units issued	—	—	19,540	—	3,539
Units redeemed	(8,540)	(87)	(12,891)	(184)	(5,465)
Units outstanding at end of period	—	6,632	22,727	1,268	20,432
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

		DWS	DWS	DWS	DWS
	DWS	CROCI®	Global Income	Global	Government
	Core Equity VIP -	International VIP -	Builder VIP -	Small Cap VIP -	Money Market
	Class A	Class A	Class A	Class A	VIP - Class A
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$1,156	$3,348	$11,617	$821	$11,855
Net realized gains (losses)	35,738	(948)	(5,653)	(13,223)	—
Change in unrealized gains (losses)	90,521	19,292	55,542	105,370	—
Increase (decrease) in net assets from operations	127,415	21,692	61,506	92,968	11,855
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	180	—	180	—
Transfers for contract benefits and terminations	(27,755)	(2,165)	(31,698)	(64,183)	(6,453)
Contract maintenance charge	—	—	—	—	—
Transfers among the sub-accounts and with the
Fixed Account - net	(24,748)	110	26,872	(823)	298,034
Increase (decrease) in net assets from contract
transactions	(52,503)	(1,875)	(4,826)	(64,826)	291,581
INCREASE (DECREASE) IN NET ASSETS	74,912	19,817	56,680	28,142	303,436
NET ASSETS AT BEGINNING OF PERIOD	547,104	120,767	431,141	422,946	142,858
NET ASSETS AT END OF PERIOD	$622,016	$140,584	$487,821	$451,088	$446,294

UNITS OUTSTANDING
Units outstanding at beginning of period	14,993	9,201	21,186	10,843	13,963
Units issued	266	65	3,192	72	30,734
Units redeemed	(1,603)	(196)	(3,386)	(1,559)	(2,760)
Units outstanding at end of period	13,656	9,070	20,992	9,356	41,937

See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

		Federated
	DWS	Hermes
	Small Mid Cap	Government	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Growth VIP -	Money -	Contrafund	Equity Income -	Equity-Income
	Class A	Class II	Service Class 2	Initial Class	Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,989)	$44,011	$(278,121)	$1,381	$(98)
Net realized gains (losses)	(9,705)	—	1,595,265	23,079	19,581
Change in unrealized gains (losses)	53,119	—	4,140,715	7,462	14,563
Increase (decrease) in net assets from operations	41,425	44,011	5,457,859	31,922	34,046
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	240	60	4,780	180	—
Transfers for contract benefits and terminations	(10,648)	(115,781)	(3,250,676)	(91,965)	(98,046)
Contract maintenance charge	—	(1,352)	(66,905)	(134)	(110)
Transfers among the sub-accounts and with the
Fixed Account - net	(48,239)	5,755	(207,406)	275	4,627
Increase (decrease) in net assets from contract
transactions	(58,647)	(111,318)	(3,520,207)	(91,644)	(93,529)
INCREASE (DECREASE) IN NET ASSETS	(17,222)	(67,307)	1,937,652	(59,722)	(59,483)
NET ASSETS AT BEGINNING OF PERIOD	289,129	1,495,132	19,120,928	426,371	469,716
NET ASSETS AT END OF PERIOD	$271,907	$1,427,825	$21,058,580	$366,649	$410,233

UNITS OUTSTANDING
Units outstanding at beginning of period	11,083	137,039	631,288	12,811	17,485
Units issued	74	845	11,053	14	443
Units redeemed	(2,318)	(10,473)	(109,545)	(2,782)	(3,941)
Units outstanding at end of period	8,839	127,411	532,796	10,043	13,987
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

					Fidelity VIP
	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Government
	Freedom 2010 -	Freedom 2020 -	Freedom 2030 -	Freedom Income -	Money Market -
	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$36,151	$21,385	$3,881	$8,895	$1,174,382
Net realized gains (losses)	116,737	(49,158)	914	(2,471)	—
Change in unrealized gains (losses)	(22,810)	213,785	77,971	15,452	—
Increase (decrease) in net assets from operations	130,078	186,012	82,766	21,876	1,174,382
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	2,592
Transfers for contract benefits and terminations	(140,728)	(447,348)	(34,109)	(35,397)	(4,357,433)
Contract maintenance charge	(5,556)	(6,861)	(1,958)	(2,377)	(15,267)
Transfers among the sub-accounts and with the
Fixed Account - net	1,460	(229,573)	(683)	13,347	19,120,197
Increase (decrease) in net assets from contract
transactions	(144,824)	(683,782)	(36,750)	(24,427)	14,750,089
INCREASE (DECREASE) IN NET ASSETS	(14,746)	(497,770)	46,016	(2,551)	15,924,471
NET ASSETS AT BEGINNING OF PERIOD	1,902,304	2,111,617	673,111	395,126	26,966,639
NET ASSETS AT END OF PERIOD	$1,887,558	$1,613,847	$719,127	$392,575	$42,891,110

UNITS OUTSTANDING
Units outstanding at beginning of period	122,407	122,059	36,021	30,327	2,785,673
Units issued	1,039	162	12	1,060	2,223,043
Units redeemed	(9,820)	(36,709)	(1,823)	(2,844)	(727,652)
Units outstanding at end of period	113,626	85,512	34,210	28,543	4,281,064
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

	Fidelity VIP		Fidelity VIP
	Government	Fidelity VIP	Growth	Fidelity VIP	Fidelity VIP
	Money Market -	Growth -	& Income	Growth	High Income -
	Service Class 2	Initial Class	Service Class 2	Service Class 2	Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$1,337,911	$(34,510)	$(10,043)	$(2,594)	$5,503
Net realized gains (losses)	—	233,378	290,456	9,442	(794)
Change in unrealized gains (losses)	—	632,637	164,384	40,629	6,079
Increase (decrease) in net assets from operations	1,337,911	831,505	444,797	47,477	10,788
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	44,947	840	—	—	—
Transfers for contract benefits and terminations	(7,570,928)	(372,391)	(387,863)	(2,366)	(1,691)
Contract maintenance charge	(83,787)	(1,848)	(7,885)	(21)	(140)
Transfers among the sub-accounts and with the
Fixed Account - net	37,613,345	(128,579)	(81,483)	(5)	4,950
Increase (decrease) in net assets from contract
transactions	30,003,577	(501,978)	(477,231)	(2,392)	3,119
INCREASE (DECREASE) IN NET ASSETS	31,341,488	329,527	(32,434)	45,085	13,907
NET ASSETS AT BEGINNING OF PERIOD	35,026,697	2,659,700	2,943,985	141,508	119,055
NET ASSETS AT END OF PERIOD	$66,368,185	$2,989,227	$2,911,551	$186,593	$132,962

UNITS OUTSTANDING
Units outstanding at beginning of period	3,858,558	74,783	95,791	4,395	6,798
Units issued	4,375,219	120	1,595	—	295
Units redeemed	(1,092,566)	(13,467)	(16,040)	(62)	(115)
Units outstanding at end of period	7,141,211	61,436	81,346	4,333	6,978
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

				Fidelity VIP II	Fidelity VIP II
	Fidelity VIP	Fidelity VIP II	Fidelity VIP II	Investment	Investment
	High Income	Contrafund -	Index 500 -	Grade Bond -	Grade Bond -
	Service Class 2	Initial Class	Initial Class	Initial Class	Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$35,475	$(30,451)	$2,689	$6,187	$6
Net realized gains (losses)	(33,357)	323,293	150,621	(5,487)	(3)
Change in unrealized gains (losses)	73,705	623,087	395,994	21,463	25
Increase (decrease) in net assets from operations	75,823	915,929	549,304	22,163	28
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	120	2,920	150	—
Transfers for contract benefits and terminations	(123,380)	(517,973)	(139,459)	(26,718)	—
Contract maintenance charge	(1,682)	(1,963)	(1,281)	(262)	(3)
Transfers among the sub-accounts and with the
Fixed Account - net	(4,863)	(134,330)	(50,280)	6,512	7
Increase (decrease) in net assets from contract
transactions	(129,925)	(654,146)	(188,100)	(20,318)	4
INCREASE (DECREASE) IN NET ASSETS	(54,102)	261,783	361,204	1,845	32
NET ASSETS AT BEGINNING OF PERIOD	995,189	3,130,284	2,338,203	463,085	640
NET ASSETS AT END OF PERIOD	$941,087	$3,392,067	$2,699,407	$464,930	$672

UNITS OUTSTANDING
Units outstanding at beginning of period	58,640	69,606	75,601	23,615	44
Units issued	1,185	3,084	456	466	—
Units redeemed	(8,730)	(16,366)	(5,892)	(1,475)	—
Units outstanding at end of period	51,095	56,324	70,165	22,606	44
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

	Fidelity VIP III
	Growth	Fidelity VIP III	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Opportunities -	Mid Cap -	Index 500	Overseas -	Overseas -
	Service Class 2	Service Class 2	Service Class 2	Initial Class	Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(26,579)	$(65,271)	$(29,326)	$(1,015)	$(2)
Net realized gains (losses)	102,612	127,805	1,374,920	4,930	4
Change in unrealized gains (losses)	516,063	559,063	(324,938)	56,347	35
Increase (decrease) in net assets from operations	592,096	621,597	1,020,656	60,262	37
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	3,400	—
Transfers for contract benefits and terminations	(737,765)	(512,151)	(2,649,062)	(18,551)	—
Contract maintenance charge	(5,699)	(16,989)	(15,006)	(253)	(2)
Transfers among the sub-accounts and with the
Fixed Account - net	246,429	42,606	5,162	(3,562)	(12)
Increase (decrease) in net assets from contract
transactions	(497,035)	(486,534)	(2,658,906)	(18,966)	(14)
INCREASE (DECREASE) IN NET ASSETS	95,061	135,063	(1,638,250)	41,296	23
NET ASSETS AT BEGINNING OF PERIOD	1,427,252	5,091,019	5,435,501	326,648	213
NET ASSETS AT END OF PERIOD	$1,522,313	$5,226,082	$3,797,251	$367,944	$236

UNITS OUTSTANDING
Units outstanding at beginning of period	35,583	183,590	185,917	19,365	9
Units issued	5,769	8,111	7,141	300	—
Units redeemed	(15,235)	(25,074)	(88,309)	(1,408)	(1)
Units outstanding at end of period	26,117	166,627	104,749	18,257	8
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

		Franklin		Franklin	Franklin
	Franklin	Growth	Franklin	Large Cap	Mutual Global
	DynaTech	and Income	Income	Growth	Discovery
	VIP Fund - Class 2	VIP Fund - Class 2	VIP Fund - Class 2	VIP Fund - Class 2	VIP Fund - Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(13,750)	$70,950	$1,471,369	$(150,009)	$33,394
Net realized gains (losses)	(89,919)	(341,130)	2,097,772	(14,026)	188,333
Change in unrealized gains (losses)	384,299	1,079,403	(845,104)	3,313,565	535,042
Increase (decrease) in net assets from operations	280,630	809,223	2,724,037	3,149,530	756,769
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	2,450	1,064	12,652	—
Transfers for contract benefits and terminations	(92,492)	(1,491,486)	(6,157,814)	(1,517,011)	(825,275)
Contract maintenance charge	(3,441)	(42,714)	(63,863)	(22,526)	(13,908)
Transfers among the sub-accounts and with the
Fixed Account - net	(39,972)	(246,283)	(109,452)	(877,747)	(116,881)
Increase (decrease) in net assets from contract
transactions	(135,905)	(1,778,033)	(6,330,065)	(2,404,632)	(956,064)
INCREASE (DECREASE) IN NET ASSETS	144,725	(968,810)	(3,606,028)	744,898	(199,295)
NET ASSETS AT BEGINNING OF PERIOD	748,064	12,692,350	43,775,414	9,158,973	4,614,655
NET ASSETS AT END OF PERIOD	$892,789	$11,723,540	$40,169,386	$9,903,871	$4,415,360

UNITS OUTSTANDING
Units outstanding at beginning of period	28,017	341,440	1,972,774	342,650	224,171
Units issued	1,599	9,828	65,416	3,760	4,520
Units redeemed	(6,008)	(57,797)	(346,192)	(78,837)	(46,888)
Units outstanding at end of period	23,608	293,471	1,691,998	267,573	181,803
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

					Goldman Sachs
			Franklin	Franklin	VIT Large
	Franklin	Franklin	Small-Mid	U.S. Government	Cap Value -
	Mutual Shares	Small Cap Value	Cap Growth	Securities	Institutional
	VIP Fund - Class 2	VIP Fund - Class 2	VIP Fund - Class 2	VIP Fund - Class 2	Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$49,161	$(132,394)	$(11,837)	$40,983	$(1,100)
Net realized gains (losses)	1,601,393	354,836	(28,359)	(235,092)	55,674
Change in unrealized gains (losses)	871,791	1,074,316	209,835	286,177	58,022
Increase (decrease) in net assets from operations	2,522,345	1,296,758	169,639	92,068	112,596
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	8,269	3,910	—	—	—
Transfers for contract benefits and terminations	(2,757,536)	(1,533,323)	(28,051)	(1,019,649)	(191,253)
Contract maintenance charge	(51,851)	(29,291)	(3,329)	(17,258)	(2,238)
Transfers among the sub-accounts and with the
Fixed Account - net	(108,197)	204,672	(32,509)	666,639	3,281
Increase (decrease) in net assets from contract
transactions	(2,909,315)	(1,354,032)	(63,889)	(370,268)	(190,210)
INCREASE (DECREASE) IN NET ASSETS	(386,970)	(57,274)	105,750	(278,200)	(77,614)
NET ASSETS AT BEGINNING OF PERIOD	23,747,071	12,867,968	713,236	4,012,024	1,183,791
NET ASSETS AT END OF PERIOD	$23,360,101	$12,810,694	$818,986	$3,733,824	$1,106,177

UNITS OUTSTANDING
Units outstanding at beginning of period	966,716	297,236	15,364	366,349	52,332
Units issued	15,827	14,656	240	87,527	1,615
Units redeemed	(128,208)	(45,063)	(1,444)	(116,150)	(9,768)
Units outstanding at end of period	854,335	266,829	14,160	337,726	44,179
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

	Goldman Sachs	Goldman Sachs	Goldman Sachs	Goldman Sachs
	VIT Mid	VIT Small Cap	VIT Strategic	VIT U.S.	Invesco V.I.
	Cap Value -	Equity Insights -	Growth -	Equity Insights -	American
	Institutional	Institutional	Institutional	Institutional	Franchise
	Class	Class	Class	Class	Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(7,903)	$(15,222)	$(84)	$(18,952)	$(963,650)
Net realized gains (losses)	19,209	(57,380)	237	25,129	1,337,898
Change in unrealized gains (losses)	101,027	413,984	1,682	341,421	21,016,418
Increase (decrease) in net assets from operations	112,333	341,382	1,835	347,598	21,390,666
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	44,298
Transfers for contract benefits and terminations	(180,671)	(280,453)	—	(328,210)	(5,254,867)
Contract maintenance charge	(2,592)	(3,254)	(16)	(3,157)	(28,036)
Transfers among the sub-accounts and with the
Fixed Account - net	83	(11,878)	(2)	(87,598)	(823,907)
Increase (decrease) in net assets from contract
transactions	(183,180)	(295,585)	(18)	(418,965)	(6,062,512)
INCREASE (DECREASE) IN NET ASSETS	(70,847)	45,797	1,817	(71,367)	15,328,154
NET ASSETS AT BEGINNING OF PERIOD	1,325,741	2,151,909	4,613	1,833,303	57,292,939
NET ASSETS AT END OF PERIOD	$1,254,894	$2,197,706	$6,430	$1,761,936	$72,621,093

UNITS OUTSTANDING
Units outstanding at beginning of period	42,344	89,500	134	61,014	2,182,849
Units issued	707	5,234	—	529	45,555
Units redeemed	(6,638)	(16,986)	—	(13,280)	(242,880)
Units outstanding at end of period	36,413	77,748	134	48,263	1,985,524
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

	Invesco V.I.			Invesco V.I.	Invesco V.I.
	American	Invesco V.I.	Invesco V.I.	Capital	Capital
	Franchise	American Value	American Value	Appreciation	Appreciation
	Series II	Series I	Series II	Series I	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(258,923)	$(272,636)	$(151,432)	$(42,321)	$(183,998)
Net realized gains (losses)	320,205	5,363,038	2,278,707	(27,946)	(235,471)
Change in unrealized gains (losses)	4,625,708	(1,652,025)	(718,505)	959,221	3,637,444
Increase (decrease) in net assets from operations	4,686,990	3,438,377	1,408,770	888,954	3,217,975
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	460	3,096	2,912	4,440	3,905
Transfers for contract benefits and terminations	(2,173,849)	(3,043,655)	(1,657,262)	(242,670)	(1,407,216)
Contract maintenance charge	(26,717)	(18,044)	(33,753)	(1,423)	(33,645)
Transfers among the sub-accounts and with the
Fixed Account - net	(497,111)	(527,577)	(27,239)	(61,102)	(443,285)
Increase (decrease) in net assets from contract
transactions	(2,697,217)	(3,586,180)	(1,715,342)	(300,755)	(1,880,241)
INCREASE (DECREASE) IN NET ASSETS	1,989,773	(147,803)	(306,572)	588,199	1,337,734
NET ASSETS AT BEGINNING OF PERIOD	13,360,443	28,093,572	11,905,905	2,765,154	10,463,024
NET ASSETS AT END OF PERIOD	$15,350,216	$27,945,769	$11,599,333	$3,353,353	$11,800,758

UNITS OUTSTANDING
Units outstanding at beginning of period	506,014	1,233,261	313,762	100,863	316,716
Units issued	6,319	40,584	12,598	456	2,692
Units redeemed	(83,869)	(202,736)	(53,591)	(11,094)	(50,434)
Units outstanding at end of period	428,464	1,071,109	272,769	90,225	268,974
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

			Invesco V.I.	Invesco V.I.
	Invesco V.I.	Invesco V.I.	Conservative	Conservative	Invesco V.I.
	Comstock	Comstock	Balanced	Balanced	Core Equity Fund -
	Series I	Series II	Series I	Series II	Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$59,880	$(89,378)	$2,041	$2,937	$(324,764)
Net realized gains (losses)	2,593,652	7,295,638	4,011	(16,870)	728,423
Change in unrealized gains (losses)	(832,161)	(2,541,701)	58,475	385,054	8,689,607
Increase (decrease) in net assets from operations	1,821,371	4,664,559	64,527	371,121	9,093,266
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	120	3,234	—	675	888
Transfers for contract benefits and terminations	(1,869,077)	(5,618,983)	(101,132)	(313,631)	(6,102,774)
Contract maintenance charge	(5,758)	(76,181)	(268)	(17,052)	(19,873)
Transfers among the sub-accounts and with the
Fixed Account - net	195,148	7,918	280	38,842	(136,028)
Increase (decrease) in net assets from contract
transactions	(1,679,567)	(5,684,012)	(101,120)	(291,166)	(6,257,787)
INCREASE (DECREASE) IN NET ASSETS	141,804	(1,019,453)	(36,593)	79,955	2,835,479
NET ASSETS AT BEGINNING OF PERIOD	18,252,468	50,227,858	649,363	3,715,770	44,794,884
NET ASSETS AT END OF PERIOD	$18,394,272	$49,208,405	$612,770	$3,795,725	$47,630,363

UNITS OUTSTANDING
Units outstanding at beginning of period	513,337	1,485,908	38,366	210,550	1,566,960
Units issued	23,828	21,780	67	3,065	27,066
Units redeemed	(70,319)	(180,276)	(5,494)	(18,991)	(237,162)
Units outstanding at end of period	466,846	1,327,412	32,939	194,624	1,356,864

See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

				Invesco V.I.	Invesco V.I.
	Invesco V.I.	Invesco V.I.	Invesco V.I.	Discovery Mid	Discovery Mid
	Core Equity Fund -	Core Plus Bond	Core Plus Bond	Cap Growth	Cap Growth
	Series II	Series I	Series II	Series I	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(8,509)	$43,980	$42,872	$(68,543)	$(157,220)
Net realized gains (losses)	4,541	(116,757)	(70,482)	(183,397)	(400,111)
Change in unrealized gains (losses)	124,664	247,844	235,772	784,743	1,530,527
Increase (decrease) in net assets from operations	120,696	175,067	208,162	532,803	973,196
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	750	9,366	180	773
Transfers for contract benefits and terminations	(64,208)	(473,851)	(994,563)	(256,288)	(1,101,431)
Contract maintenance charge	(1,010)	(1,282)	(16,048)	(1,520)	(24,072)
Transfers among the sub-accounts and with the
Fixed Account - net	(36,727)	108,773	235,319	(314,713)	408,931
Increase (decrease) in net assets from contract
transactions	(101,945)	(365,610)	(765,926)	(572,341)	(715,799)
INCREASE (DECREASE) IN NET ASSETS	18,751	(190,543)	(557,764)	(39,538)	257,397
NET ASSETS AT BEGINNING OF PERIOD	626,045	4,077,540	5,428,176	4,890,673	9,478,872
NET ASSETS AT END OF PERIOD	$644,796	$3,886,997	$4,870,412	$4,851,135	$9,736,269

UNITS OUTSTANDING
Units outstanding at beginning of period	28,649	276,924	568,912	401,145	506,406
Units issued	409	12,703	32,469	11,837	42,344
Units redeemed	(4,220)	(37,320)	(105,831)	(55,249)	(66,016)
Units outstanding at end of period	24,838	252,307	495,550	357,733	482,734
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Diversified	Diversified	Equally-Weighted	Equally-Weighted	Equity
	Dividend	Dividend	S&P 500 Fund -	S&P 500 Fund -	and Income
	Series I	Series II	Series I	Series II	Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$456,533	$(8,798)	$(22,350)	$(233,472)	$101,911
Net realized gains (losses)	9,957,420	2,161,965	1,728,628	2,535,552	823,124
Change in unrealized gains (losses)	(4,544,545)	(915,290)	1,296,952	2,064,492	642,459
Increase (decrease) in net assets from operations	5,869,408	1,237,877	3,003,230	4,366,572	1,567,494
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,050	—	450	1,830	168
Transfers for contract benefits and terminations	(8,472,985)	(2,078,583)	(1,886,327)	(3,590,420)	(2,058,928)
Contract maintenance charge	(29,507)	(21,320)	(7,588)	(49,337)	(6,478)
Transfers among the sub-accounts and with the
Fixed Account - net	(1,310,243)	(228,567)	469,504	(608,884)	452,077
Increase (decrease) in net assets from contract
transactions	(9,811,685)	(2,328,470)	(1,423,961)	(4,246,811)	(1,613,161)
INCREASE (DECREASE) IN NET ASSETS	(3,942,277)	(1,090,593)	1,579,269	119,761	(45,667)
NET ASSETS AT BEGINNING OF PERIOD	86,308,955	20,196,873	25,751,044	40,801,850	18,536,151
NET ASSETS AT END OF PERIOD	$82,366,678	$19,106,280	$27,330,313	$40,921,611	$18,490,484

UNITS OUTSTANDING
Units outstanding at beginning of period	1,236,515	804,695	2,680,098	4,262,819	708,582
Units issued	95,184	12,936	84,215	115,511	39,759
Units redeemed	(233,455)	(104,084)	(226,127)	(542,888)	(95,131)
Units outstanding at end of period	1,098,244	713,547	2,538,186	3,835,442	653,210
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Equity	EQV International	EQV International	Global	Global
	and Income	Equity Fund	Equity	Core Equity	Core Equity
	Series II	Series I	Series II	Series I	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(2,077)	$(124,114)	$(16,194)	$(123,417)	$(111,404)
Net realized gains (losses)	842,931	150,244	(2,931)	(21,875)	(762)
Change in unrealized gains (losses)	376,872	1,547,544	154,032	2,786,458	1,463,267
Increase (decrease) in net assets from operations	1,217,726	1,573,674	134,907	2,641,166	1,351,101
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,248	208	—	600	—
Transfers for contract benefits and terminations	(2,146,402)	(614,252)	(115,449)	(1,468,496)	(782,593)
Contract maintenance charge	(24,077)	(3,693)	(2,835)	(6,065)	(10,507)
Transfers among the sub-accounts and with the
Fixed Account - net	139,498	(211,400)	(5,004)	(239,609)	(221,563)
Increase (decrease) in net assets from contract
transactions	(2,029,733)	(829,137)	(123,288)	(1,713,570)	(1,014,663)
INCREASE (DECREASE) IN NET ASSETS	(812,007)	744,537	11,619	927,596	336,438
NET ASSETS AT BEGINNING OF PERIOD	15,996,825	9,858,043	899,086	14,020,896	7,438,362
NET ASSETS AT END OF PERIOD	$15,184,818	$10,602,580	$910,705	$14,948,492	$7,774,800

UNITS OUTSTANDING
Units outstanding at beginning of period	586,146	416,550	70,397	501,342	454,016
Units issued	21,210	13,488	3,851	9,828	3,591
Units redeemed	(93,284)	(47,268)	(12,894)	(70,494)	(59,972)
Units outstanding at end of period	514,072	382,770	61,354	440,676	397,635
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

			Invesco V.I.	Invesco V.I.	Invesco V.I.
	Invesco V.I.	Invesco V.I.	Global	Global	Government
	Global	Global	Strategic Income	Strategic Income	Money Market
	Series I	Series II	Series I	Series II	Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(20,140)	$(82,469)	$(6,030)	$(261,794)	$103,047
Net realized gains (losses)	219,285	608,925	(17,669)	(580,584)	—
Change in unrealized gains (losses)	318,742	918,770	54,221	1,900,741	—
Increase (decrease) in net assets from operations	517,887	1,445,226	30,522	1,058,363	103,047
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	480	1,990	60	30,929	—
Transfers for contract benefits and terminations	(101,572)	(563,790)	(43,087)	(2,077,837)	(2,528,541)
Contract maintenance charge	(949)	(18,524)	(202)	(47,159)	(1,905)
Transfers among the sub-accounts and with the
Fixed Account - net	(18,622)	(288,160)	(24,987)	101,983	2,296,428
Increase (decrease) in net assets from contract
transactions	(120,663)	(868,484)	(68,216)	(1,992,084)	(234,018)
INCREASE (DECREASE) IN NET ASSETS	397,224	576,742	(37,694)	(933,721)	(130,971)
NET ASSETS AT BEGINNING OF PERIOD	1,617,923	4,822,874	458,284	16,716,585	2,641,304
NET ASSETS AT END OF PERIOD	$2,015,147	$5,399,616	$420,590	$15,782,864	$2,510,333

UNITS OUTSTANDING
Units outstanding at beginning of period	41,346	122,904	41,757	1,044,301	241,504
Units issued	75	2,047	370	34,680	332,927
Units redeemed	(3,184)	(20,753)	(9,894)	(156,038)	(352,136)
Units outstanding at end of period	38,237	104,198	32,233	922,943	222,295
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Government	Government	Government	Growth	Invesco V.I.
	Money Market	Securities	Securities	and Income	High Yield Fund -
	Series II	Series I	Series II	Series II	Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$51	$22,472	$(89)	$(81,551)	$195,078
Net realized gains (losses)	—	(76,151)	(8,823)	2,645,794	(185,620)
Change in unrealized gains (losses)	—	157,900	13,418	(580,590)	440,970
Increase (decrease) in net assets from operations	51	104,221	4,506	1,983,653	450,428
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	364	—
Transfers for contract benefits and terminations	(2,037)	(310,717)	(59,996)	(2,973,797)	(736,525)
Contract maintenance charge	—	(1,468)	—	(58,877)	(2,807)
Transfers among the sub-accounts and with the
Fixed Account - net	(2)	25,775	(3,653)	142,161	(161,241)
Increase (decrease) in net assets from contract
transactions	(2,039)	(286,410)	(63,649)	(2,890,149)	(900,573)
INCREASE (DECREASE) IN NET ASSETS	(1,988)	(182,189)	(59,143)	(906,496)	(450,145)
NET ASSETS AT BEGINNING OF PERIOD	2,766	3,557,368	186,130	20,984,984	5,732,156
NET ASSETS AT END OF PERIOD	$778	$3,375,179	$126,987	$20,078,488	$5,282,011

UNITS OUTSTANDING
Units outstanding at beginning of period	315	235,007	16,251	557,590	297,530
Units issued	1	8,792	—	11,915	7,248
Units redeemed	(229)	(27,831)	(5,225)	(86,191)	(50,377)
Units outstanding at end of period	87	215,968	11,026	483,314	254,401
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

		Invesco V.I.	Invesco V.I.
	Invesco V.I.	Main Street	Main Street	Invesco V.I.	Invesco V.I.
	High Yield	Mid Cap	Mid Cap	Main Street	Main Street
	Series II	Series I	Series II	Series I	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$109,751	$(78,162)	$(9,257)	$(5,242)	$(188,211)
Net realized gains (losses)	(100,496)	(187,208)	(16,764)	34,008	386,228
Change in unrealized gains (losses)	249,737	1,068,902	86,769	136,465	2,904,278
Increase (decrease) in net assets from operations	258,992	803,532	60,748	165,231	3,102,295
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	306	180	—	—	10,180
Transfers for contract benefits and terminations	(381,327)	(711,103)	(48,250)	(103,882)	(2,423,070)
Contract maintenance charge	(5,029)	(1,449)	(357)	(404)	(45,297)
Transfers among the sub-accounts and with the
Fixed Account - net	(12,412)	(39,134)	(5,074)	(992)	(447,146)
Increase (decrease) in net assets from contract
transactions	(398,462)	(751,506)	(53,681)	(105,278)	(2,905,333)
INCREASE (DECREASE) IN NET ASSETS	(139,470)	52,026	7,067	59,953	196,962
NET ASSETS AT BEGINNING OF PERIOD	3,593,716	6,695,689	532,650	814,327	16,153,750
NET ASSETS AT END OF PERIOD	$3,454,246	$6,747,715	$539,717	$874,280	$16,350,712

UNITS OUTSTANDING
Units outstanding at beginning of period	305,058	220,518	22,136	30,032	440,583
Units issued	4,535	2,373	292	41	7,624
Units redeemed	(41,255)	(25,444)	(2,381)	(3,873)	(78,828)
Units outstanding at end of period	268,338	197,447	20,047	26,200	369,379
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

	Invesco V.I.	Invesco V.I.			Janus Henderson
	Main Street	Main Street	Invesco V.I.	Invesco V.I.	VIT Forty
	Small Cap	Small Cap	Technology	Technology	Institutional
	Series I	Series II	Series I	Series II	Shares
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,672)	$(50,309)	$(38,127)	$(36)	$(4)
Net realized gains (losses)	13,024	162,131	(180,024)	(18)	4
Change in unrealized gains (losses)	96,897	986,029	1,254,825	1,021	68
Increase (decrease) in net assets from operations	108,249	1,097,851	1,036,674	967	68
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	1,000	—	—	—
Transfers for contract benefits and terminations	(58,930)	(893,668)	(148,158)	(48)	—
Contract maintenance charge	(764)	(24,855)	(1,039)	—	(1)
Transfers among the sub-accounts and with the
Fixed Account - net	(38,226)	16,396	(451,273)	(2)	(29)
Increase (decrease) in net assets from contract
transactions	(97,920)	(901,127)	(600,470)	(50)	(30)
INCREASE (DECREASE) IN NET ASSETS	10,329	196,724	436,204	917	38
NET ASSETS AT BEGINNING OF PERIOD	709,403	7,348,548	2,491,906	2,194	199
NET ASSETS AT END OF PERIOD	$719,732	$7,545,272	$2,928,110	$3,111	$237

UNITS OUTSTANDING
Units outstanding at beginning of period	12,093	140,219	78,044	74	4
Units issued	109	4,955	149	—	—
Units redeemed	(1,683)	(20,822)	(14,839)	(2)	(1)
Units outstanding at end of period	10,519	124,352	63,354	72	3
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

		Legg Mason
		Partners
	Lazard Retirement	Clearbridge
	Series Emerging	Variable Large		Lord Abbett	Lord Abbett
	Market Equity	Cap Value -	Lord Abbett	Fundamental	Growth
	Service Shares	Class I	Bond Debenture	Equity	and Income
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$6	$(2)	$203,830	$(18,118)	$(32,811)
Net realized gains (losses)	1	56	(199,783)	31,798	139,291
Change in unrealized gains (losses)	23	34	287,983	180,251	382,425
Increase (decrease) in net assets from operations	30	88	292,030	193,931	488,905
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	4,151	2,100	—
Transfers for contract benefits and terminations	—	—	(1,021,256)	(297,424)	(347,186)
Contract maintenance charge	(1)	(5)	(19,916)	(2,235)	(11,257)
Transfers among the sub-accounts and with the
Fixed Account - net	(27)	(22)	114,578	(40,655)	(92,191)
Increase (decrease) in net assets from contract
transactions	(28)	(27)	(922,443)	(338,214)	(450,634)
INCREASE (DECREASE) IN NET ASSETS	2	61	(630,413)	(144,283)	38,271
NET ASSETS AT BEGINNING OF PERIOD	165	673	6,822,208	1,750,804	4,658,529
NET ASSETS AT END OF PERIOD	$167	$734	$6,191,795	$1,606,521	$4,696,800

UNITS OUTSTANDING
Units outstanding at beginning of period	4	22	360,707	62,997	192,968
Units issued	—	—	20,503	778	4,794
Units redeemed	(1)	(1)	(69,242)	(12,428)	(23,251)
Units outstanding at end of period	3	21	311,968	51,347	174,511
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

	Lord Abbett	Lord Abbett	MFS VIT	MFS VIT	MFS VIT
	Growth	Mid Cap	Growth	Growth	High Yield
	Opportunities	Stock	Initial Class	Service Class	Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(37,071)	$(57,711)	$(10,726)	$(896)	$12,162
Net realized gains (losses)	(208,944)	218,469	79,597	6,499	(1,626)
Change in unrealized gains (losses)	444,844	483,861	156,873	10,476	17,381
Increase (decrease) in net assets from operations	198,829	644,619	225,744	16,079	27,917
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	5,265	1,610	—	—	—
Transfers for contract benefits and terminations	(363,602)	(528,450)	(91,276)	(4,695)	(5,539)
Contract maintenance charge	(6,311)	(9,663)	(351)	(10)	(71)
Transfers among the sub-accounts and with the
Fixed Account - net	60,001	(1,414)	(1,136)	(1,732)	278
Increase (decrease) in net assets from contract
transactions	(304,647)	(537,917)	(92,763)	(6,437)	(5,332)
INCREASE (DECREASE) IN NET ASSETS	(105,818)	106,702	132,981	9,642	22,585
NET ASSETS AT BEGINNING OF PERIOD	2,384,445	5,075,406	710,729	52,170	256,814
NET ASSETS AT END OF PERIOD	$2,278,627	$5,182,108	$843,710	$61,812	$279,399

UNITS OUTSTANDING
Units outstanding at beginning of period	75,030	222,987	19,751	1,721	11,886
Units issued	2,112	4,794	27	25	27
Units redeemed	(11,371)	(27,195)	(2,659)	(225)	(264)
Units outstanding at end of period	65,771	200,586	17,119	1,521	11,649
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

	MFS VIT	MFS VIT	MFS VIT	MFS VIT	MFS VIT
	Investors Trust	Investors Trust	New Discovery	New Discovery	Research
	Initial Class	Service Class	Initial Class	Service Class	Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(5,083)	$(736)	$(13,267)	$(953)	$(2,819)
Net realized gains (losses)	46,214	5,898	(43,649)	(725)	28,882
Change in unrealized gains (losses)	73,413	6,613	172,352	9,667	29,093
Increase (decrease) in net assets from operations	114,544	11,775	115,436	7,989	55,156
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	420	—	—
Transfers for contract benefits and terminations	(16,450)	(4,789)	(95,747)	—	(70,311)
Contract maintenance charge	(356)	(22)	(599)	(28)	(92)
Transfers among the sub-accounts and with the
Fixed Account - net	2,169	13	15,150	599	(12,493)
Increase (decrease) in net assets from contract
transactions	(14,637)	(4,798)	(80,776)	571	(82,896)
INCREASE (DECREASE) IN NET ASSETS	99,907	6,977	34,660	8,560	(27,740)
NET ASSETS AT BEGINNING OF PERIOD	666,191	73,112	967,714	62,629	316,662
NET ASSETS AT END OF PERIOD	$766,098	$80,089	$1,002,374	$71,189	$288,922

UNITS OUTSTANDING
Units outstanding at beginning of period	23,388	2,516	21,226	1,994	11,045
Units issued	92	1	353	32	7
Units redeemed	(530)	(144)	(1,977)	(14)	(3,081)
Units outstanding at end of period	22,950	2,373	19,602	2,012	7,971

See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

		MFS VIT			Morgan Stanley
	MFS VIT	Total Return	MFS VIT	MFS VIT	VIF Core Plus
	Research	Bond	Utilities	Utilities	Fixed Income
	Service Class	Initial Class	Initial Class	Service Class	Class I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(393)	$11,547	$3,647	$2,107	$3,316
Net realized gains (losses)	2,476	(8,433)	23,928	16,896	(28,044)
Change in unrealized gains (losses)	3,526	31,653	(38,457)	(24,215)	26,895
Increase (decrease) in net assets from operations	5,609	34,767	(10,882)	(5,212)	2,167
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(3,161)	(70,579)	(117,885)	(60,303)	(15,375)
Contract maintenance charge	(11)	(205)	(23)	(3)	(32)
Transfers among the sub-accounts and with the
Fixed Account - net	4	816	(1)	2	(97,717)
Increase (decrease) in net assets from contract
transactions	(3,168)	(69,968)	(117,909)	(60,304)	(113,124)
INCREASE (DECREASE) IN NET ASSETS	2,441	(35,201)	(128,791)	(65,516)	(110,957)
NET ASSETS AT BEGINNING OF PERIOD	30,088	624,375	167,184	126,882	110,957
NET ASSETS AT END OF PERIOD	$32,529	$589,174	$38,393	$61,366	$—

UNITS OUTSTANDING
Units outstanding at beginning of period	1,040	31,639	3,484	3,014	7,197
Units issued	—	44	—	—	—
Units redeemed	(106)	(3,530)	(2,642)	(1,291)	(7,197)
Units outstanding at end of period	934	28,153	842	1,723	—
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

			Morgan Stanley	Morgan Stanley	Morgan Stanley
	Morgan Stanley	Morgan Stanley	VIF Emerging	VIF Emerging	VIF Emerging
	VIF Discovery	VIF Discovery	Markets Debt	Markets Equity	Markets Equity
	Class I	Class II	Class II	Class I	Class II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(149,892)	$(105,098)	$190,271	$(785)	$(1,469)
Net realized gains (losses)	(2,092,969)	(2,059,577)	(153,330)	(16,117)	(5,001)
Change in unrealized gains (losses)	5,353,321	4,388,524	214,903	722,759	193,030
Increase (decrease) in net assets from operations	3,110,460	2,223,849	251,844	705,857	186,560
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	60	6,049	18,756	180	—
Transfers for contract benefits and terminations	(784,350)	(800,697)	(281,745)	(632,125)	(189,876)
Contract maintenance charge	(1,867)	(25,650)	(6,134)	(2,259)	(8,397)
Transfers among the sub-accounts and with the
Fixed Account - net	(137,147)	(298,049)	37,383	(477,825)	(1,788)
Increase (decrease) in net assets from contract
transactions	(923,304)	(1,118,347)	(231,740)	(1,112,029)	(200,061)
INCREASE (DECREASE) IN NET ASSETS	2,187,156	1,105,502	20,104	(406,172)	(13,501)
NET ASSETS AT BEGINNING OF PERIOD	7,891,463	5,735,927	2,708,506	7,578,314	1,932,880
NET ASSETS AT END OF PERIOD	$10,078,619	$6,841,429	$2,728,610	$7,172,142	$1,919,379

UNITS OUTSTANDING
Units outstanding at beginning of period	230,971	181,327	124,777	396,330	62,367
Units issued	7,610	6,595	4,372	8,596	1,363
Units redeemed	(30,683)	(38,190)	(14,989)	(68,618)	(7,594)
Units outstanding at end of period	207,898	149,732	114,160	336,308	56,136
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

	Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley
	VIF Global	VIF Global	VIF Global	VIF Global	VIF Global
	Franchise	Infrastructure	Infrastructure	Strategist	Strategist
	Class II	Class I	Class II	Class I	Class II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(115,188)	$204,169	$39,656	$91,211	$(22,595)
Net realized gains (losses)	(3,029,014)	1,772,019	647,493	(898,928)	(427,556)
Change in unrealized gains (losses)	4,603,188	(1,441,758)	(553,369)	4,541,648	1,592,947
Increase (decrease) in net assets from operations	1,458,986	534,430	133,780	3,733,931	1,142,796
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	320	180	—	588	1,500
Transfers for contract benefits and terminations	(1,693,647)	(2,089,750)	(941,867)	(2,771,941)	(1,300,794)
Contract maintenance charge	(23,842)	(6,723)	(3,260)	(9,877)	(16,170)
Transfers among the sub-accounts and with the
Fixed Account - net	(16,268,361)	(308,237)	(97,713)	(367,301)	(394,633)
Increase (decrease) in net assets from contract
transactions	(17,985,530)	(2,404,530)	(1,042,840)	(3,148,531)	(1,710,097)
INCREASE (DECREASE) IN NET ASSETS	(16,526,544)	(1,870,100)	(909,060)	585,400	(567,301)
NET ASSETS AT BEGINNING OF PERIOD	16,526,543	18,689,645	7,213,622	31,606,799	10,420,879
NET ASSETS AT END OF PERIOD	$(1)	$16,819,545	$6,304,562	$32,192,199	$9,853,578

UNITS OUTSTANDING
Units outstanding at beginning of period	362,602	340,634	355,293	1,833,545	680,270
Units issued	3,142	14,762	3,702	44,883	17,240
Units redeemed	(365,744)	(53,192)	(57,167)	(236,065)	(121,140)
Units outstanding at end of period	—	302,204	301,828	1,642,363	576,370
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

			Morgan Stanley	Morgan Stanley
	Morgan Stanley	Morgan Stanley	VIF U.S.	VIF U.S.	Morgan Stanley
	VIF Growth	VIF Growth	Real Estate	Real Estate	VIS Income Plus
	Class I	Class II	Class I	Class II	Class X Shares
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(2,245,862)	$(643,446)	$42,294	$30,772	$515,002
Net realized gains (losses)	(24,494,741)	(8,228,996)	(285,552)	(273,061)	(4,813,190)
Change in unrealized gains (losses)	88,000,521	22,734,474	1,129,403	1,377,566	4,951,818
Increase (decrease) in net assets from operations	61,259,918	13,862,032	886,145	1,135,277	653,630
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	42,260	—	36	2,171	—
Transfers for contract benefits and terminations	(12,441,990)	(3,860,727)	(1,175,113)	(1,117,542)	(1,671,594)
Contract maintenance charge	(55,972)	(58,581)	(1,783)	(27,498)	(4,219)
Transfers among the sub-accounts and with the
Fixed Account - net	(2,906,505)	(1,582,347)	(9,995)	(24,353)	(18,824,981)
Increase (decrease) in net assets from contract
transactions	(15,362,207)	(5,501,655)	(1,186,855)	(1,167,222)	(20,500,794)
INCREASE (DECREASE) IN NET ASSETS	45,897,711	8,360,377	(300,710)	(31,945)	(19,847,164)
NET ASSETS AT BEGINNING OF PERIOD	138,173,205	32,401,387	7,801,243	9,775,754	19,847,166
NET ASSETS AT END OF PERIOD	$184,070,916	$40,761,764	$7,500,533	$9,743,809	$2

UNITS OUTSTANDING
Units outstanding at beginning of period	5,292,235	2,778,192	213,363	313,994	556,783
Units issued	94,990	54,950	7,607	11,234	5,230
Units redeemed	(564,577)	(389,696)	(38,782)	(46,363)	(562,013)
Units outstanding at end of period	4,822,648	2,443,446	182,188	278,865	—
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

				PIMCO VIT
		Neuberger Berman	Neuberger Berman	Commodity	PIMCO VIT
	Morgan Stanley	AMT Mid	AMT Sustainable	RealReturn®	Emerging
	VIS Income Plus	Cap Growth	Equity	Strategy	Markets Bond
	Class Y Shares	Class I	Class I	Advisor Class	Advisor Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$620,637	$(26)	$(434)	$49,338	$9,641
Net realized gains (losses)	(6,499,358)	(8)	666	(41,340)	(5,099)
Change in unrealized gains (losses)	6,663,073	285	7,654	(44,034)	16,974
Increase (decrease) in net assets from operations	784,352	251	7,886	(36,036)	21,516
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,257	—	—	—	—
Transfers for contract benefits and terminations	(1,817,134)	—	18,723	(43,905)	(11,847)
Contract maintenance charge	(14,034)	(8)	(8)	(1,695)	(959)
Transfers among the sub-accounts and with the
Fixed Account - net	(25,893,129)	1	(18,887)	15,296	537
Increase (decrease) in net assets from contract
transactions	(27,723,040)	(7)	(172)	(30,304)	(12,269)
INCREASE (DECREASE) IN NET ASSETS	(26,938,688)	244	7,714	(66,340)	9,247
NET ASSETS AT BEGINNING OF PERIOD	26,938,690	1,550	31,731	388,407	241,096
NET ASSETS AT END OF PERIOD	$2	$1,794	$39,445	$322,067	$250,343

UNITS OUTSTANDING
Units outstanding at beginning of period	1,587,065	37	2,552	53,934	16,220
Units issued	31,972	—	—	2,657	130
Units redeemed	(1,619,037)	—	(12)	(7,476)	(947)
Units outstanding at end of period	—	37	2,540	49,115	15,403
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

	PIMCO VIT
	International
	Bond (U.S.			PIMCO VIT
	Dollar-Hedged)	PIMCO VIT	PIMCO VIT	Total Return	Putnam VT
	Institutional	Real Return	Total Return	Institutional	Core Equity Fund -
	Class	Advisor Class	Advisor Class	Class	Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$7	$25,277	$84,960	$9	$(314,023)
Net realized gains (losses)	18	(29,274)	(164,557)	—	3,788,197
Change in unrealized gains (losses)	25	40,198	253,186	9	5,032,011
Increase (decrease) in net assets from operations	50	36,201	173,589	18	8,506,185
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	5,619
Transfers for contract benefits and terminations	—	(201,032)	(627,308)	—	(4,030,711)
Contract maintenance charge	(3)	(6,782)	(15,661)	(1)	(74,238)
Transfers among the sub-accounts and with the
Fixed Account - net	(1)	103,814	126,272	(2)	(435,134)
Increase (decrease) in net assets from contract
transactions	(4)	(104,000)	(516,697)	(3)	(4,534,464)
INCREASE (DECREASE) IN NET ASSETS	46	(67,799)	(343,108)	15	3,971,721
NET ASSETS AT BEGINNING OF PERIOD	684	2,123,480	4,881,702	364	34,383,930
NET ASSETS AT END OF PERIOD	$730	$2,055,681	$4,538,594	$379	$38,355,651

UNITS OUTSTANDING
Units outstanding at beginning of period	40	159,817	358,845	23	1,407,428
Units issued	—	9,189	12,409	—	25,474
Units redeemed	—	(16,678)	(50,188)	—	(188,652)
Units outstanding at end of period	40	152,328	321,066	23	1,244,250
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

		Putnam VT	Putnam VT
	Putnam VT	Emerging	Focused	Putnam VT	Putnam VT
	Diversified	Markets	International	George Putnam	Global
	Income	Equity Fund	Equity	Balanced	Asset Allocation
	Class IB	Class IB	Class IB	Class IB	Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$428,920	$(46,807)	$(89,983)	$(69,178)	$7,013
Net realized gains (losses)	(740,578)	(40,788)	(313,979)	544,376	27,263
Change in unrealized gains (losses)	575,818	594,605	2,497,384	5,195,895	1,706,695
Increase (decrease) in net assets from operations	264,160	507,010	2,093,422	5,671,093	1,740,971
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,326	8,608	870	1,234	28,161
Transfers for contract benefits and terminations	(1,400,099)	(430,896)	(1,222,348)	(3,461,927)	(1,143,265)
Contract maintenance charge	(15,134)	(20,787)	(30,539)	(77,583)	(30,064)
Transfers among the sub-accounts and with the
Fixed Account - net	395,946	1,996	(85,934)	(124,859)	(132,139)
Increase (decrease) in net assets from contract
transactions	(1,017,961)	(441,079)	(1,337,951)	(3,663,135)	(1,277,307)
INCREASE (DECREASE) IN NET ASSETS	(753,801)	65,931	755,471	2,007,958	463,664
NET ASSETS AT BEGINNING OF PERIOD	9,316,226	5,206,143	12,459,829	33,140,675	11,772,564
NET ASSETS AT END OF PERIOD	$8,562,425	$5,272,074	$13,215,300	$35,148,633	$12,236,228

UNITS OUTSTANDING
Units outstanding at beginning of period	515,913	397,360	864,644	1,546,880	516,897
Units issued	30,670	23,856	14,793	51,002	9,405
Units redeemed	(87,201)	(55,700)	(100,131)	(207,952)	(60,287)
Units outstanding at end of period	459,382	365,516	779,306	1,389,930	466,015
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

	Putnam VT	Putnam VT			Putnam VT
	Global	Government	Putnam VT	Putnam VT	International
	Health Care	Money Market	High Yield	Income	Equity
	Class IB	Class IB	Class IB	Class IB	Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(191,100)	$630,953	$442,144	$1,121,227	$(535,972)
Net realized gains (losses)	1,496,194	(1)	(336,920)	(1,415,775)	(83,481)
Change in unrealized gains (losses)	(64,061)	—	1,035,812	1,070,425	6,193,148
Increase (decrease) in net assets from operations	1,241,033	630,952	1,141,036	775,877	5,573,695
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	11,898	22,258	3,050	6,134	13,892
Transfers for contract benefits and terminations	(1,070,966)	(5,667,853)	(1,215,761)	(3,041,100)	(3,221,575)
Contract maintenance charge	(45,978)	(84,694)	(31,105)	(69,280)	(72,813)
Transfers among the sub-accounts and with the
Fixed Account - net	(418,457)	10,198,102	(41,108)	935,413	(839,322)
Increase (decrease) in net assets from contract
transactions	(1,523,503)	4,467,813	(1,284,924)	(2,168,833)	(4,119,818)
INCREASE (DECREASE) IN NET ASSETS	(282,470)	5,098,765	(143,888)	(1,392,956)	1,453,877
NET ASSETS AT BEGINNING OF PERIOD	17,805,000	22,273,928	11,734,454	27,346,381	35,218,150
NET ASSETS AT END OF PERIOD	$17,522,530	$27,372,693	$11,590,566	$25,953,425	$36,672,027

UNITS OUTSTANDING
Units outstanding at beginning of period	416,232	2,467,068	484,107	1,722,967	2,299,346
Units issued	4,679	1,356,729	16,427	102,009	77,029
Units redeemed	(39,899)	(844,485)	(68,113)	(239,242)	(320,160)
Units outstanding at end of period	381,012	2,979,312	432,421	1,585,734	2,056,215
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

	Putnam VT	Putnam VT		Putnam VT
	International	Large Cap	Putnam VT	Mortgage	Putnam VT
	Value	Growth Fund -	Large Cap Value	Securities	Research
	Class IB	Class IB	Class IB	Class IB	Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$7,707	$(1,300,388)	$779,534	$802,577	$(99,935)
Net realized gains (losses)	(39,998)	3,637,507	10,422,611	(367,113)	811,936
Change in unrealized gains (losses)	1,001,716	28,610,829	5,431,791	(240,315)	3,355,711
Increase (decrease) in net assets from operations	969,425	30,947,948	16,633,936	195,149	4,067,712
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	6,200	68,051	19,811	630	8,050
Transfers for contract benefits and terminations	(657,690)	(7,963,766)	(12,944,695)	(569,730)	(1,434,586)
Contract maintenance charge	(14,530)	(189,873)	(265,019)	(13,927)	(39,876)
Transfers among the sub-accounts and with the
Fixed Account - net	57,107	(1,980,137)	(655,975)	139,513	(183,641)
Increase (decrease) in net assets from contract
transactions	(608,913)	(10,065,725)	(13,845,878)	(443,514)	(1,650,053)
INCREASE (DECREASE) IN NET ASSETS	360,512	20,882,223	2,788,058	(248,365)	2,417,659
NET ASSETS AT BEGINNING OF PERIOD	5,941,656	76,861,073	127,503,039	5,738,644	15,841,487
NET ASSETS AT END OF PERIOD	$6,302,168	$97,743,296	$130,291,097	$5,490,279	$18,259,146

UNITS OUTSTANDING
Units outstanding at beginning of period	364,444	4,469,067	3,097,597	403,308	539,343
Units issued	17,647	75,829	72,234	15,489	6,055
Units redeemed	(50,079)	(550,376)	(381,130)	(52,578)	(56,222)
Units outstanding at end of period	332,012	3,994,520	2,788,701	366,219	489,176
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

	Putnam VT		Putnam VT	Putnam VT	Templeton
	Small Cap	Putnam VT	Sustainable	Sustainable	Developing
	Growth	Small Cap Value	Future	Leaders	Markets
	Class IB	Class IB	Class IB	Class IB	VIP Fund - Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(38,259)	$(272,403)	$(58,518)	$(549,261)	$15,889
Net realized gains (losses)	(38,999)	1,832,990	(131,773)	3,066,823	(89,947)
Change in unrealized gains (losses)	601,322	2,544,047	1,199,252	11,240,838	437,214
Increase (decrease) in net assets from operations	524,064	4,104,634	1,008,961	13,758,400	363,156
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	3,013	—	52,327	1,515
Transfers for contract benefits and terminations	(292,276)	(2,171,836)	(206,966)	(4,509,723)	(448,734)
Contract maintenance charge	(8,360)	(30,224)	(11,981)	(171,054)	(12,556)
Transfers among the sub-accounts and with the
Fixed Account - net	75,918	(177,848)	(158,982)	(1,805,224)	71,756
Increase (decrease) in net assets from contract
transactions	(224,718)	(2,376,895)	(377,929)	(6,433,674)	(388,019)
INCREASE (DECREASE) IN NET ASSETS	299,346	1,727,739	631,032	7,324,726	(24,863)
NET ASSETS AT BEGINNING OF PERIOD	2,594,626	20,481,815	3,977,136	59,903,200	3,501,151
NET ASSETS AT END OF PERIOD	$2,893,972	$22,209,554	$4,608,168	$67,227,926	$3,476,288

UNITS OUTSTANDING
Units outstanding at beginning of period	62,336	516,408	98,746	2,268,895	107,488
Units issued	4,364	11,344	2,570	21,466	5,188
Units redeemed	(9,496)	(70,458)	(10,945)	(235,889)	(16,433)
Units outstanding at end of period	57,204	457,294	90,371	2,054,472	96,243

See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

	Templeton	Templeton	Templeton
	Foreign	Global Bond	Growth
	VIP Fund - Class 2	VIP Fund - Class 2	VIP Fund - Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$294,377	$(8,281)	$5,525
Net realized gains (losses)	(137,554)	(18,829)	(2,023)
Change in unrealized gains (losses)	3,207,927	31,705	48,002
Increase (decrease) in net assets from operations	3,364,750	4,595	51,504
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	15,149	—	—
Transfers for contract benefits and terminations	(2,689,462)	(50,023)	(10,526)
Contract maintenance charge	(38,637)	(775)	(127)
Transfers among the sub-accounts and with the
Fixed Account - net	(618,336)	(137,968)	(13,034)
Increase (decrease) in net assets from contract
transactions	(3,331,286)	(188,766)	(23,687)
INCREASE (DECREASE) IN NET ASSETS	33,464	(184,171)	27,817
NET ASSETS AT BEGINNING OF PERIOD	19,296,518	688,687	281,292
NET ASSETS AT END OF PERIOD	$19,329,982	$504,516	$309,109

UNITS OUTSTANDING
Units outstanding at beginning of period	1,140,716	31,901	12,656
Units issued	14,533	2,447	1
Units redeemed	(191,608)	(12,936)	(965)
Units outstanding at end of period	963,641	21,412	11,692

See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	Alliance Bernstein	Alliance Bernstein	Alliance Bernstein	Alliance Bernstein
	VPS Discovery	VPS International	VPS Large	VPS Relative	American Century
	Value Portfolio -	Value	Cap Growth	Value Portfolio -	VP International
	Class B	Class B	Class B	Class B	Class I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(57,235)	$87,570	$(482,703)	$(208,930)	$—
Net realized gains (losses)	1,079,390	(76,172)	4,589,136	6,739,605	1,147
Change in unrealized gains (losses)	(2,309,253)	(674,327)	(15,576,068)	(8,854,220)	(3,601)
Increase (decrease) in net assets from operations	(1,287,098)	(662,929)	(11,469,635)	(2,323,545)	(2,454)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	144	—	—
Transfers for contract benefits and terminations	(650,834)	(352,886)	(2,423,226)	(4,213,630)	—
Contract maintenance charge	(23,087)	(8,728)	(29,925)	(21,851)	(5)
Transfers among the sub-accounts and with the
Fixed Account - net	(284,333)	(200,582)	(1,791,970)	127,145	3
Increase (decrease) in net assets from contract
transactions	(958,254)	(562,196)	(4,244,977)	(4,108,336)	(2)
INCREASE (DECREASE) IN NET ASSETS	(2,245,352)	(1,225,125)	(15,714,612)	(6,431,881)	(2,456)
NET ASSETS AT BEGINNING OF PERIOD	7,786,272	4,624,177	40,156,413	39,225,386	9,490
NET ASSETS AT END OF PERIOD	$5,540,920	$3,399,052	$24,441,801	$32,793,505	$7,034

UNITS OUTSTANDING
Units outstanding at beginning of period	150,418	403,625	1,052,384	1,206,079	320
Units issued	6,185	23,519	37,011	29,776	—
Units redeemed	(27,016)	(76,205)	(176,521)	(161,489)	—
Units outstanding at end of period	129,587	350,939	912,874	1,074,366	320

See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	AST		AST
	Academic	AST	Balanced	AST	AST
	Strategies	Advanced	Asset	Bond Portfolio	Bond Portfolio
	Asset Allocation	Strategies	Allocation	2022	2023
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(31,324)	$(22,576)	$(74,169)	$(5,107)	$(5,574)
Net realized gains (losses)	193,293	69,768	303,205	28,188	920
Change in unrealized gains (losses)	(492,515)	(342,488)	(1,319,573)	(37,184)	(6,042)
Increase (decrease) in net assets from operations	(330,546)	(295,296)	(1,090,537)	(14,103)	(10,696)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	7,000	—	—
Transfers for contract benefits and terminations	(217,729)	(65,359)	(377,124)	(1,030)	(1,030)
Contract maintenance charge	(7,270)	(6,165)	(22,860)	(70)	(140)
Transfers among the sub-accounts and with the
Fixed Account - net	(630,492)	(56,710)	147,758	(483,050)	524,528
Increase (decrease) in net assets from contract
transactions	(855,491)	(128,234)	(245,226)	(484,150)	523,358
INCREASE (DECREASE) IN NET ASSETS	(1,186,037)	(423,530)	(1,335,763)	(498,253)	512,662
NET ASSETS AT BEGINNING OF PERIOD	2,504,515	1,681,565	6,373,401	498,253	124,018
NET ASSETS AT END OF PERIOD	$1,318,478	$1,258,035	$5,037,638	$—	$636,680

UNITS OUTSTANDING
Units outstanding at beginning of period	177,850	77,806	307,835	40,412	11,327
Units issued	26,989	2,071	23,011	380	55,496
Units redeemed	(94,350)	(8,903)	(35,696)	(40,792)	(3,875)
Units outstanding at end of period	110,489	70,974	295,150	—	62,948
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	AST	AST	AST	AST	AST
	Bond Portfolio	Bond Portfolio	Bond Portfolio	Bond Portfolio	Bond Portfolio
	2024	2026	2030	2031	2032
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(751)	$(1,740)	$(225)	$(2,274)	$(336)
Net realized gains (losses)	137	1,082	(30)	(5,216)	(131)
Change in unrealized gains (losses)	(3,670)	(15,377)	(2,916)	(27,187)	(4,760)
Increase (decrease) in net assets from operations	(4,284)	(16,035)	(3,171)	(34,677)	(5,227)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	—	(13,617)	—	(34,562)	—
Contract maintenance charge	(35)	(105)	(35)	—	(28)
Transfers among the sub-accounts and with the
Fixed Account - net	1	1	47	97,802	13,192
Increase (decrease) in net assets from contract
transactions	(34)	(13,721)	12	63,240	13,164
INCREASE (DECREASE) IN NET ASSETS	(4,318)	(29,756)	(3,159)	28,563	7,937
NET ASSETS AT BEGINNING OF PERIOD	53,546	135,888	17,269	110,371	14,381
NET ASSETS AT END OF PERIOD	$49,228	$106,132	$14,110	$138,934	$22,318

UNITS OUTSTANDING
Units outstanding at beginning of period	4,946	12,303	1,439	10,549	1,541
Units issued	—	—	1	13,029	2,105
Units redeemed	(3)	(1,383)	—	(6,993)	(604)
Units outstanding at end of period	4,943	10,920	1,440	16,585	3,042
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	AST
	Capital Growth	AST	AST	AST	AST
	Asset	Cohen & Steers	Cohen & Steers	Core	Emerging
	Allocation	Global Realty	Realty	Fixed Income	Markets Equity
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(34,694)	$(26)	$(202)	$(1,735)	$(57)
Net realized gains (losses)	183,764	74	104	(315)	21
Change in unrealized gains (losses)	(609,164)	(538)	(3,841)	(23,320)	(914)
Increase (decrease) in net assets from operations	(460,094)	(490)	(3,939)	(25,370)	(950)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(344,492)	(103)	—	(5,148)	(248)
Contract maintenance charge	(7,286)	(9)	—	(49)	(22)
Transfers among the sub-accounts and with the
Fixed Account - net	(6,633)	—	—	123,954	1
Increase (decrease) in net assets from contract
transactions	(358,411)	(112)	—	118,757	(269)
INCREASE (DECREASE) IN NET ASSETS	(818,505)	(602)	(3,939)	93,387	(1,219)
NET ASSETS AT BEGINNING OF PERIOD	2,645,835	1,929	14,824	53,877	4,396
NET ASSETS AT END OF PERIOD	$1,827,330	$1,327	$10,885	$147,264	$3,177

UNITS OUTSTANDING
Units outstanding at beginning of period	124,069	102	537	3,470	444
Units issued	3,454	—	—	8,608	—
Units redeemed	(23,060)	(6)	—	(393)	(27)
Units outstanding at end of period	104,463	96	537	11,685	417
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	AST	AST		AST	AST
	Global	Government	AST	International	International
	Bond	Money Market	High Yield	Equity	Value
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(147)	$(1,071)	$(351)	$(632)	$(190)
Net realized gains (losses)	(83)	—	282	462	27
Change in unrealized gains (losses)	(1,364)	—	(4,310)	(20,393)	(1,673)
Increase (decrease) in net assets from operations	(1,594)	(1,071)	(4,379)	(20,563)	(1,836)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(476)	(698,687)	(628)	(245)	(38)
Contract maintenance charge	(6)	(5)	(20)	(23)	(11)
Transfers among the sub-accounts and with the
Fixed Account - net	—	852,930	406	48	(1)
Increase (decrease) in net assets from contract
transactions	(482)	154,238	(242)	(220)	(50)
INCREASE (DECREASE) IN NET ASSETS	(2,076)	153,167	(4,621)	(20,783)	(1,886)
NET ASSETS AT BEGINNING OF PERIOD	11,929	191,294	34,910	69,668	16,343
NET ASSETS AT END OF PERIOD	$9,853	$344,461	$30,289	$48,885	$14,457

UNITS OUTSTANDING
Units outstanding at beginning of period	1,218	23,314	1,771	3,601	1,513
Units issued	—	65,080	21	8	—
Units redeemed	(56)	(47,544)	(36)	(23)	(5)
Units outstanding at end of period	1,162	40,850	1,756	3,586	1,508
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

				AST
		AST	AST	J.P. Morgan
	AST	J.P. Morgan	J.P. Morgan	Tactical	AST
	Investment	Global	International	Preservation	Large-Cap
	Grade Bond	Thematic	Equity	Portfolio	Core
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(30,908)	$(1,229)	$(1,608)	$(27,535)	$(269)
Net realized gains (losses)	(70,962)	3,767	336	38,885	(94)
Change in unrealized gains (losses)	(154,814)	(23,431)	(21,250)	(370,112)	(4,873)
Increase (decrease) in net assets from operations	(256,684)	(20,893)	(22,522)	(358,762)	(5,236)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(381,871)	(2,535)	—	(66,696)	(967)
Contract maintenance charge	(19,793)	(396)	(3)	(9,217)	(8)
Transfers among the sub-accounts and with the
Fixed Account - net	2,018,304	(12,325)	1	(67,930)	—
Increase (decrease) in net assets from contract
transactions	1,616,640	(15,256)	(2)	(143,843)	(975)
INCREASE (DECREASE) IN NET ASSETS	1,359,956	(36,149)	(22,524)	(502,605)	(6,211)
NET ASSETS AT BEGINNING OF PERIOD	1,356,082	117,254	102,955	2,142,075	29,661
NET ASSETS AT END OF PERIOD	$2,716,038	$81,105	$80,431	$1,639,470	$23,450

UNITS OUTSTANDING
Units outstanding at beginning of period	69,532	5,661	7,573	128,563	2,053
Units issued	214,674	754	—	5,072	—
Units redeemed	(119,469)	(1,673)	—	(14,986)	(104)
Units outstanding at end of period	164,737	4,742	7,573	118,649	1,949
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

					AST
	AST				Neuberger
	Large-Cap	AST	AST	AST	Berman/LSV
	Growth	Large-Cap	MFS Global	Mid-Cap	Mid-Cap
	Portfolio	Value	Equity	Growth	Value
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,243)	$(1,735)	$(203)	$(562)	$(903)
Net realized gains (losses)	153	(121)	827	595	305
Change in unrealized gains (losses)	(10,070)	(4,486)	(5,165)	(16,730)	(5,635)
Increase (decrease) in net assets from operations	(11,160)	(6,342)	(4,541)	(16,697)	(6,233)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(1,687)	(977)	(1,195)	(627)	(46)
Contract maintenance charge	(19)	(18)	(2)	(14)	(18)
Transfers among the sub-accounts and with the
Fixed Account - net	134,305	128,565	—	19	—
Increase (decrease) in net assets from contract
transactions	132,599	127,570	(1,197)	(622)	(64)
INCREASE (DECREASE) IN NET ASSETS	121,439	121,228	(5,738)	(17,319)	(6,297)
NET ASSETS AT BEGINNING OF PERIOD	11,654	1,749	24,439	52,515	68,773
NET ASSETS AT END OF PERIOD	$133,093	$122,977	$18,701	$35,196	$62,476

UNITS OUTSTANDING
Units outstanding at beginning of period	210	80	856	1,431	2,677
Units issued	3,692	5,992	—	1	—
Units redeemed	(43)	(44)	(49)	(22)	(2)
Units outstanding at end of period	3,859	6,028	807	1,410	2,675
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	AST	AST			AST
	Preservation	Prudential	AST	AST	T. Rowe Price
	Asset	Growth	Small-Cap	Small-Cap	Asset
	Allocation	Allocation	Growth	Value	Allocation
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(45,464)	$(107,864)	$(133)	$(491)	$(53,119)
Net realized gains (losses)	209,773	545,054	34	365	192,524
Change in unrealized gains (losses)	(742,434)	(2,202,190)	(3,957)	(6,000)	(872,740)
Increase (decrease) in net assets from operations	(578,125)	(1,765,000)	(4,056)	(6,126)	(733,335)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(300,714)	(535,496)	(614)	(46)	(244,224)
Contract maintenance charge	(11,891)	(42,359)	(2)	(11)	(10,671)
Transfers among the sub-accounts and with the
Fixed Account - net	(162,540)	(1,229,789)	12,961	2,118	(484,757)
Increase (decrease) in net assets from contract
transactions	(475,145)	(1,807,644)	12,345	2,061	(739,652)
INCREASE (DECREASE) IN NET ASSETS	(1,053,270)	(3,572,644)	8,289	(4,065)	(1,472,987)
NET ASSETS AT BEGINNING OF PERIOD	3,588,990	9,422,629	10,800	41,972	4,334,283
NET ASSETS AT END OF PERIOD	$2,535,720	$5,849,985	$19,089	$37,907	$2,861,296

UNITS OUTSTANDING
Units outstanding at beginning of period	205,818	530,234	262	1,643	202,558
Units issued	5,093	62,951	427	98	19,313
Units redeemed	(35,140)	(183,842)	(20)	(2)	(61,139)
Units outstanding at end of period	175,771	409,343	669	1,739	160,732
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	AST	AST		BNY Mellon
	T. Rowe Price	Wellington	BNY Mellon	Sustainable U.S.	BNY Mellon VIF
	Natural	Management	Stock Index	Equity Portfolio,	Government
	Resources	Hedged Equity	Fund, Inc.	Inc	Money Market
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(90)	$(2,092)	$(214)	$(77)	$(188)
Net realized gains (losses)	(9)	5,162	30,977	3,513	—
Change in unrealized gains (losses)	357	(17,296)	(93,185)	(8,390)	—
Increase (decrease) in net assets from operations	258	(14,226)	(62,422)	(4,954)	(188)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	—	(3,469)	(17,076)	(14,533)	(2,348)
Contract maintenance charge	(3)	(304)	(148)	(9)	(79)
Transfers among the sub-accounts and with the
Fixed Account - net	(1)	(8,267)	9	—	(702)
Increase (decrease) in net assets from contract
transactions	(4)	(12,040)	(17,215)	(14,542)	(3,129)
INCREASE (DECREASE) IN NET ASSETS	254	(26,266)	(79,637)	(19,496)	(3,317)
NET ASSETS AT BEGINNING OF PERIOD	5,775	148,030	323,337	19,496	158,979
NET ASSETS AT END OF PERIOD	$6,029	$121,764	$243,700	$—	$155,662

UNITS OUTSTANDING
Units outstanding at beginning of period	559	9,440	7,132	505	16,396
Units issued	—	1,146	—	—	—
Units redeemed	—	(2,046)	(413)	(505)	(318)
Units outstanding at end of period	559	8,540	6,719	—	16,078
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	BNY Mellon VIF	DWS		DWS	DWS
	Growth and	Capital Growth	DWS	CROCI®	Global Income
	Income	VIP -	Core Equity VIP -	International VIP -	Builder VIP -
	Initial Shares	Class A	Class A	Class A	Class A
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(185)	$(7,981)	$458	$3,110	$10,113
Net realized gains (losses)	4,523	274,329	83,553	(1,616)	37,963
Change in unrealized gains (losses)	(6,718)	(806,588)	(190,015)	(21,309)	(129,210)
Increase (decrease) in net assets from operations	(2,380)	(540,240)	(106,004)	(19,815)	(81,134)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	180	—
Transfers for contract benefits and terminations	(2,694)	(305,955)	(9,710)	(2,097)	(7,951)
Contract maintenance charge	(33)	—	—	—	—
Transfers among the sub-accounts and with the
Fixed Account - net	25,060	(8,704)	(2,265)	(1,612)	(2,142)
Increase (decrease) in net assets from contract
transactions	22,333	(314,659)	(11,975)	(3,529)	(10,093)
INCREASE (DECREASE) IN NET ASSETS	19,953	(854,899)	(117,979)	(23,344)	(91,227)
NET ASSETS AT BEGINNING OF PERIOD	24,805	1,832,798	665,083	144,111	522,368
NET ASSETS AT END OF PERIOD	$44,758	$977,899	$547,104	$120,767	$431,141

UNITS OUTSTANDING
Units outstanding at beginning of period	587	28,803	15,286	9,461	21,668
Units issued	924	16	12	39	68
Units redeemed	(59)	(6,461)	(305)	(299)	(550)
Units outstanding at end of period	1,452	22,358	14,993	9,201	21,186

See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

				Federated
	DWS	DWS	DWS	Hermes
	Global	Government	Small Mid Cap	Government	Fidelity VIP
	Small Cap VIP -	Money Market	Growth VIP -	Money -	Contrafund
	Class A	VIP - Class A	Class A	Class II	Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(760)	$850	$(2,283)	$(4,321)	$(311,217)
Net realized gains (losses)	66,613	—	38,476	—	1,800,853
Change in unrealized gains (losses)	(207,808)	—	(153,960)	—	(9,553,533)
Increase (decrease) in net assets from operations	(141,955)	850	(117,767)	(4,321)	(8,063,897)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	180	—	240	85,060	6,412
Transfers for contract benefits and terminations	(22,825)	(3,661)	(14,854)	(114,678)	(2,326,013)
Contract maintenance charge	—	—	—	(1,504)	(71,925)
Transfers among the sub-accounts and with the
Fixed Account - net	624	2,023	384	(103,200)	(347,525)
Increase (decrease) in net assets from contract
transactions	(22,021)	(1,638)	(14,230)	(134,322)	(2,739,051)
INCREASE (DECREASE) IN NET ASSETS	(163,976)	(788)	(131,997)	(138,643)	(10,802,948)
NET ASSETS AT BEGINNING OF PERIOD	586,922	143,646	421,126	1,633,775	29,923,876
NET ASSETS AT END OF PERIOD	$422,946	$142,858	$289,129	$1,495,132	$19,120,928

UNITS OUTSTANDING
Units outstanding at beginning of period	11,365	14,098	11,537	149,432	713,649
Units issued	822	360	18	8,679	18,227
Units redeemed	(1,344)	(495)	(472)	(21,072)	(100,588)
Units outstanding at end of period	10,843	13,963	11,083	137,039	631,288
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Equity Income -	Equity-Income	Freedom 2010 -	Freedom 2020 -	Freedom 2030 -
	Initial Class	Service Class 2	Service Class 2	Service Class 2	Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$1,891	$504	$2,785	$5,023	$59
Net realized gains (losses)	18,127	19,842	134,648	272,346	49,623
Change in unrealized gains (losses)	(50,380)	(56,932)	(498,742)	(809,051)	(205,298)
Increase (decrease) in net assets from operations	(30,362)	(36,586)	(361,309)	(531,682)	(155,616)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	180	—	—	—	—
Transfers for contract benefits and terminations	(5,970)	(21,329)	(147,946)	(249,944)	(16,795)
Contract maintenance charge	(178)	(119)	(6,038)	(9,940)	(1,881)
Transfers among the sub-accounts and with the
Fixed Account - net	(14,831)	(8,516)	(8,711)	(205,200)	554
Increase (decrease) in net assets from contract
transactions	(20,799)	(29,964)	(162,695)	(465,084)	(18,122)
INCREASE (DECREASE) IN NET ASSETS	(51,161)	(66,550)	(524,004)	(996,766)	(173,738)
NET ASSETS AT BEGINNING OF PERIOD	477,532	536,266	2,426,308	3,108,383	846,849
NET ASSETS AT END OF PERIOD	$426,371	$469,716	$1,902,304	$2,111,617	$673,111

UNITS OUTSTANDING
Units outstanding at beginning of period	13,440	18,571	132,149	149,518	36,986
Units issued	231	67	863	321	56
Units redeemed	(860)	(1,153)	(10,605)	(27,780)	(1,021)
Units outstanding at end of period	12,811	17,485	122,407	122,059	36,021
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

		Fidelity VIP	Fidelity VIP		Fidelity VIP
	Fidelity VIP	Government	Government	Fidelity VIP	Growth
	Freedom Income -	Money Market -	Money Market -	Growth -	& Income
	Service Class 2	Initial Class	Service Class 2	Initial Class	Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$1,036	$1,767	$(182,001)	$(23,435)	$(10,641)
Net realized gains (losses)	15,968	—	—	271,277	267,530
Change in unrealized gains (losses)	(92,324)	—	—	(1,267,462)	(497,530)
Increase (decrease) in net assets from operations	(75,320)	1,767	(182,001)	(1,019,620)	(240,641)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	2,617	6,240	840	—
Transfers for contract benefits and terminations	(80,616)	(3,381,958)	(4,220,841)	(104,373)	(275,861)
Contract maintenance charge	(2,639)	(13,454)	(57,873)	(1,944)	(9,217)
Transfers among the sub-accounts and with the
Fixed Account - net	(22,480)	3,402,262	2,506,526	(283,792)	(271,623)
Increase (decrease) in net assets from contract
transactions	(105,735)	9,467	(1,765,948)	(389,269)	(556,701)
INCREASE (DECREASE) IN NET ASSETS	(181,055)	11,234	(1,947,949)	(1,408,889)	(797,342)
NET ASSETS AT BEGINNING OF PERIOD	576,181	26,955,405	36,974,646	4,068,589	3,741,327
NET ASSETS AT END OF PERIOD	$395,126	$26,966,639	$35,026,697	$2,659,700	$2,943,985

UNITS OUTSTANDING
Units outstanding at beginning of period	38,067	2,784,471	4,053,920	85,540	113,351
Units issued	616	655,455	794,404	988	1,884
Units redeemed	(8,356)	(654,253)	(989,766)	(11,745)	(19,444)
Units outstanding at end of period	30,327	2,785,673	3,858,558	74,783	95,791
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP II	Fidelity VIP II
	Growth	High Income -	High Income	Contrafund -	Index 500 -
	Service Class 2	Initial Class	Service Class 2	Initial Class	Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,972)	$4,634	$34,627	$(33,038)	$281
Net realized gains (losses)	15,708	(5,427)	(28,820)	302,370	535,380
Change in unrealized gains (losses)	(64,432)	(19,203)	(168,852)	(1,633,559)	(1,250,033)
Increase (decrease) in net assets from operations	(50,696)	(19,996)	(163,045)	(1,364,227)	(714,372)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	151	2,920
Transfers for contract benefits and terminations	(9,085)	(22,560)	(103,926)	(395,905)	(214,579)
Contract maintenance charge	(20)	(164)	(1,888)	(2,038)	(1,433)
Transfers among the sub-accounts and with the
Fixed Account - net	—	(4,647)	(16,735)	(215,956)	(705,377)
Increase (decrease) in net assets from contract
transactions	(9,105)	(27,371)	(122,549)	(613,748)	(918,469)
INCREASE (DECREASE) IN NET ASSETS	(59,801)	(47,367)	(285,594)	(1,977,975)	(1,632,841)
NET ASSETS AT BEGINNING OF PERIOD	201,309	166,422	1,280,783	5,108,259	3,971,044
NET ASSETS AT END OF PERIOD	$141,508	$119,055	$995,189	$3,130,284	$2,338,203

UNITS OUTSTANDING
Units outstanding at beginning of period	4,645	8,304	65,589	82,590	104,696
Units issued	—	8	2,309	1,379	1,214
Units redeemed	(250)	(1,514)	(9,258)	(14,363)	(30,309)
Units outstanding at end of period	4,395	6,798	58,640	69,606	75,601
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	Fidelity VIP II	Fidelity VIP II	Fidelity VIP III
	Investment	Investment	Growth	Fidelity VIP III	Fidelity VIP
	Grade Bond -	Grade Bond -	Opportunities -	Mid Cap -	Index 500
	Initial Class	Service Class 2	Service Class 2	Service Class 2	Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$4,733	$3	$(30,224)	$(80,557)	$(34,618)
Net realized gains (losses)	21,264	25	339,359	402,039	451,681
Change in unrealized gains (losses)	(107,355)	(148)	(1,296,409)	(1,444,414)	(1,917,085)
Increase (decrease) in net assets from operations	(81,358)	(120)	(987,274)	(1,122,932)	(1,500,022)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	150	—	12,377	—	—
Transfers for contract benefits and terminations	(41,347)	—	(155,072)	(643,867)	(494,595)
Contract maintenance charge	(302)	(3)	(5,034)	(18,423)	(18,172)
Transfers among the sub-accounts and with the
Fixed Account - net	(6,191)	(56)	(14,820)	(188,725)	(231,305)
Increase (decrease) in net assets from contract
transactions	(47,690)	(59)	(162,549)	(851,015)	(744,072)
INCREASE (DECREASE) IN NET ASSETS	(129,048)	(179)	(1,149,823)	(1,973,947)	(2,244,094)
NET ASSETS AT BEGINNING OF PERIOD	592,133	819	2,577,075	7,064,966	7,679,595
NET ASSETS AT END OF PERIOD	$463,085	$640	$1,427,252	$5,091,019	$5,435,501

UNITS OUTSTANDING
Units outstanding at beginning of period	25,965	47	38,831	211,710	210,597
Units issued	126	—	1,485	1,916	4,108
Units redeemed	(2,476)	(3)	(4,733)	(30,036)	(28,788)
Units outstanding at end of period	23,615	44	35,583	183,590	185,917
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

				Franklin
	Fidelity VIP	Fidelity VIP	Franklin	Growth	Franklin
	Overseas -	Overseas -	DynaTech	and Income	Income
	Initial Class	Service Class 2	VIP Fund - Class 2	VIP Fund - Class 2	VIP Fund - Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(2,381)	$(1)	$(14,417)	$182,003	$1,524,931
Net realized gains (losses)	(10,981)	3	403,548	5,939,721	1,132,886
Change in unrealized gains (losses)	(165,093)	(76)	(885,181)	(7,400,173)	(6,151,474)
Increase (decrease) in net assets from operations	(178,455)	(74)	(496,050)	(1,278,449)	(3,493,657)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	3,400	—	—	1,400	5,182
Transfers for contract benefits and terminations	(14,735)	—	(60,406)	(1,334,992)	(5,162,851)
Contract maintenance charge	(257)	(1)	(3,202)	(47,166)	(76,109)
Transfers among the sub-accounts and with the
Fixed Account - net	(148,389)	(2)	103,509	(333,669)	1,133,680
Increase (decrease) in net assets from contract
transactions	(159,981)	(3)	39,901	(1,714,427)	(4,100,098)
INCREASE (DECREASE) IN NET ASSETS	(338,436)	(77)	(456,149)	(2,992,876)	(7,593,755)
NET ASSETS AT BEGINNING OF PERIOD	665,084	290	1,204,213	15,685,226	51,369,169
NET ASSETS AT END OF PERIOD	$326,648	$213	$748,064	$12,692,350	$43,775,414

UNITS OUTSTANDING
Units outstanding at beginning of period	29,223	9	26,580	385,929	2,155,414
Units issued	600	—	4,348	13,679	107,083
Units redeemed	(10,458)	—	(2,911)	(58,168)	(289,723)
Units outstanding at end of period	19,365	9	28,017	341,440	1,972,774
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	Franklin	Franklin			Franklin
	Large Cap	Mutual Global	Franklin	Franklin	Small-Mid
	Growth	Discovery	Mutual Shares	Small Cap Value	Cap Growth
	VIP Fund - Class 2	VIP Fund - Class 2	VIP Fund - Class 2	VIP Fund - Class 2	VIP Fund - Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(178,012)	$(13,274)	$46,326	$(87,175)	$(12,141)
Net realized gains (losses)	2,660,949	360,466	2,825,743	2,432,999	193,377
Change in unrealized gains (losses)	(8,319,695)	(696,807)	(5,402,184)	(4,159,150)	(548,491)
Increase (decrease) in net assets from operations	(5,836,758)	(349,615)	(2,530,115)	(1,813,326)	(367,255)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	12,107	—	11,230	10,951	6,188
Transfers for contract benefits and terminations	(3,080,802)	(525,541)	(2,468,249)	(1,558,897)	(12,865)
Contract maintenance charge	(25,701)	(15,128)	(57,364)	(33,026)	(3,213)
Transfers among the sub-accounts and with the
Fixed Account - net	1,389,971	(124,153)	(820,013)	(121,270)	46,069
Increase (decrease) in net assets from contract
transactions	(1,704,425)	(664,822)	(3,334,396)	(1,702,242)	36,179
INCREASE (DECREASE) IN NET ASSETS	(7,541,183)	(1,014,437)	(5,864,511)	(3,515,568)	(331,076)
NET ASSETS AT BEGINNING OF PERIOD	16,700,156	5,629,092	29,611,582	16,383,536	1,044,312
NET ASSETS AT END OF PERIOD	$9,158,973	$4,614,655	$23,747,071	$12,867,968	$713,236

UNITS OUTSTANDING
Units outstanding at beginning of period	395,286	256,453	1,097,665	330,146	14,701
Units issued	55,264	5,539	14,382	17,825	1,159
Units redeemed	(107,900)	(37,821)	(145,331)	(50,735)	(496)
Units outstanding at end of period	342,650	224,171	966,716	297,236	15,364
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

		Goldman Sachs	Goldman Sachs	Goldman Sachs	Goldman Sachs
	Franklin	VIT Large	VIT Mid	VIT Small Cap	VIT Strategic
	U.S. Government	Cap Value -	Cap Value -	Equity Insights -	Growth -
	Securities	Institutional	Institutional	Institutional	Institutional
	VIP Fund - Class 2	Class	Class	Class	Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$30,859	$(5,684)	$(14,892)	$(34,157)	$(80)
Net realized gains (losses)	(225,450)	101,531	217,507	(23,752)	899
Change in unrealized gains (losses)	(397,863)	(197,800)	(407,629)	(547,735)	(3,152)
Increase (decrease) in net assets from operations	(592,454)	(101,953)	(205,014)	(605,644)	(2,333)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(1,013,453)	(115,168)	(86,270)	(255,519)	—
Contract maintenance charge	(13,959)	(2,655)	(2,627)	(4,431)	(15)
Transfers among the sub-accounts and with the
Fixed Account - net	(15,004)	(42,523)	(106,784)	(29,502)	(2)
Increase (decrease) in net assets from contract
transactions	(1,042,416)	(160,346)	(195,681)	(289,452)	(17)
INCREASE (DECREASE) IN NET ASSETS	(1,634,870)	(262,299)	(400,695)	(895,096)	(2,350)
NET ASSETS AT BEGINNING OF PERIOD	5,646,894	1,446,090	1,726,436	3,047,005	6,963
NET ASSETS AT END OF PERIOD	$4,012,024	$1,183,791	$1,325,741	$2,151,909	$4,613

UNITS OUTSTANDING
Units outstanding at beginning of period	457,051	59,028	48,979	100,237	134
Units issued	23,751	2,637	3,955	4,012	—
Units redeemed	(114,453)	(9,333)	(10,590)	(14,749)	—
Units outstanding at end of period	366,349	52,332	42,344	89,500	134
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	Goldman Sachs
	VIT U.S.	Invesco V.I.	Invesco V.I.
	Equity Insights -	American	American	Invesco V.I.	Invesco V.I.
	Institutional	Franchise	Franchise	American Value	American Value
	Class	Series I	Series II	Series I	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(20,680)	$(1,022,601)	$(285,006)	$(265,024)	$(162,931)
Net realized gains (losses)	42,181	19,493,474	4,845,994	5,880,850	2,675,403
Change in unrealized gains (losses)	(558,627)	(47,602,094)	(11,366,088)	(7,090,622)	(3,209,120)
Increase (decrease) in net assets from operations	(537,126)	(29,131,221)	(6,805,100)	(1,474,796)	(696,648)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	16,621	430	3,066	2,910
Transfers for contract benefits and terminations	(295,500)	(6,370,378)	(1,302,059)	(2,907,529)	(1,474,152)
Contract maintenance charge	(4,263)	(29,311)	(30,339)	(18,790)	(39,111)
Transfers among the sub-accounts and with the
Fixed Account - net	(35,447)	(1,338,429)	(129,185)	(894,941)	(684,602)
Increase (decrease) in net assets from contract
transactions	(335,210)	(7,721,497)	(1,461,153)	(3,818,194)	(2,194,955)
INCREASE (DECREASE) IN NET ASSETS	(872,336)	(36,852,718)	(8,266,253)	(5,292,990)	(2,891,603)
NET ASSETS AT BEGINNING OF PERIOD	2,705,639	94,145,657	21,626,696	33,386,562	14,797,508
NET ASSETS AT END OF PERIOD	$1,833,303	$57,292,939	$13,360,443	$28,093,572	$11,905,905

UNITS OUTSTANDING
Units outstanding at beginning of period	70,915	2,439,981	547,735	1,399,509	370,412
Units issued	4,901	61,497	20,043	39,708	10,889
Units redeemed	(14,802)	(318,629)	(61,764)	(205,956)	(67,539)
Units outstanding at end of period	61,014	2,182,849	506,014	1,233,261	313,762
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	Invesco V.I.	Invesco V.I.			Invesco V.I.
	Capital	Capital	Invesco V.I.	Invesco V.I.	Conservative
	Appreciation	Appreciation	Comstock	Comstock	Balanced
	Series I	Series II	Series I	Series II	Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(44,964)	$(201,312)	$25,689	$(226,226)	$(1,284)
Net realized gains (losses)	1,161,480	4,586,903	1,473,711	4,716,249	99,335
Change in unrealized gains (losses)	(2,457,095)	(9,561,948)	(1,600,647)	(4,954,576)	(263,041)
Increase (decrease) in net assets from operations	(1,340,579)	(5,176,357)	(101,247)	(464,553)	(164,990)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	19,471	14,738	120	3,424	—
Transfers for contract benefits and terminations	(214,598)	(1,295,088)	(2,036,851)	(6,138,652)	(267,310)
Contract maintenance charge	(1,484)	(35,577)	(5,945)	(84,869)	(287)
Transfers among the sub-accounts and with the
Fixed Account - net	14,417	403,548	636,370	(1,642,222)	1,178
Increase (decrease) in net assets from contract
transactions	(182,194)	(912,379)	(1,406,306)	(7,862,319)	(266,419)
INCREASE (DECREASE) IN NET ASSETS	(1,522,773)	(6,088,736)	(1,507,553)	(8,326,872)	(431,409)
NET ASSETS AT BEGINNING OF PERIOD	4,287,927	16,551,760	19,760,021	58,554,730	1,080,772
NET ASSETS AT END OF PERIOD	$2,765,154	$10,463,024	$18,252,468	$50,227,858	$649,363

UNITS OUTSTANDING
Units outstanding at beginning of period	106,684	339,484	554,463	1,721,640	50,759
Units issued	1,334	19,418	50,108	41,766	116
Units redeemed	(7,155)	(42,186)	(91,234)	(277,498)	(12,509)
Units outstanding at end of period	100,863	316,716	513,337	1,485,908	38,366

See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	Invesco V.I.
	Conservative	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Balanced	Core Equity Fund -	Core Equity Fund -	Core Plus Bond	Core Plus Bond
	Series II	Series I	Series II	Series I	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(22,114)	$(260,252)	$(9,271)	$(36,496)	$(28,644)
Net realized gains (losses)	326,157	8,209,734	129,273	(116,044)	(25,231)
Change in unrealized gains (losses)	(1,201,481)	(21,068,306)	(329,597)	(607,479)	(346,197)
Increase (decrease) in net assets from operations	(897,438)	(13,118,824)	(209,595)	(760,019)	(400,072)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	675	1,688	—	550	10,507
Transfers for contract benefits and terminations	(401,622)	(4,383,852)	(47,941)	(625,541)	(378,328)
Contract maintenance charge	(17,774)	(21,375)	(1,066)	(1,215)	(12,264)
Transfers among the sub-accounts and with the
Fixed Account - net	2,012	190,514	(149,385)	382,407	5,866,318
Increase (decrease) in net assets from contract
transactions	(416,709)	(4,213,025)	(198,392)	(243,799)	5,486,233
INCREASE (DECREASE) IN NET ASSETS	(1,314,147)	(17,331,849)	(407,987)	(1,003,818)	5,086,161
NET ASSETS AT BEGINNING OF PERIOD	5,029,917	62,126,733	1,034,032	5,081,358	342,015
NET ASSETS AT END OF PERIOD	$3,715,770	$44,794,884	$626,045	$4,077,540	$5,428,176

UNITS OUTSTANDING
Units outstanding at beginning of period	232,286	1,697,392	36,703	289,023	21,999
Units issued	4,071	82,868	788	38,937	626,311
Units redeemed	(25,807)	(213,300)	(8,842)	(51,036)	(79,398)
Units outstanding at end of period	210,550	1,566,960	28,649	276,924	568,912
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Discovery Mid	Discovery Mid	Diversified	Diversified	Equally-Weighted
	Cap Growth	Cap Growth	Dividend	Dividend	S&P 500 Fund -
	Series I	Series II	Series I	Series II	Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(83,878)	$(181,776)	$416,258	$(36,375)	$8,939
Net realized gains (losses)	1,650,580	3,242,145	16,411,284	3,794,358	1,268,102
Change in unrealized gains (losses)	(4,244,905)	(7,850,370)	(19,820,194)	(4,597,072)	(2,454,748)
Increase (decrease) in net assets from operations	(2,678,203)	(4,790,001)	(2,992,652)	(839,089)	(1,177,707)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	180	15,528	1,350	—	300
Transfers for contract benefits and terminations	(1,050,043)	(898,587)	(10,219,229)	(1,910,439)	(1,029,964)
Contract maintenance charge	(1,682)	(29,240)	(31,646)	(24,507)	(5,528)
Transfers among the sub-accounts and with the
Fixed Account - net	(240,646)	266,181	(331,295)	(733,174)	27,963,943
Increase (decrease) in net assets from contract
transactions	(1,292,191)	(646,118)	(10,580,820)	(2,668,120)	26,928,751
INCREASE (DECREASE) IN NET ASSETS	(3,970,394)	(5,436,119)	(13,573,472)	(3,507,209)	25,751,044
NET ASSETS AT BEGINNING OF PERIOD	8,861,067	14,914,991	99,882,427	23,704,082	—
NET ASSETS AT END OF PERIOD	$4,890,673	$9,478,872	$86,308,955	$20,196,873	$25,751,044

UNITS OUTSTANDING
Units outstanding at beginning of period	497,374	530,680	1,383,877	909,245	—
Units issued	7,454	50,773	35,111	19,851	2,910,734
Units redeemed	(103,683)	(75,047)	(182,473)	(124,401)	(230,636)
Units outstanding at end of period	401,145	506,406	1,236,515	804,695	2,680,098
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Equally-Weighted	Equity	Equity	EQV International	EQV International
	S&P 500 Fund -	and Income	and Income	Equity Fund	Equity
	Series II	Series I	Series II	Series I	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(138,209)	$59,758	$(54,872)	$28,839	$(4,032)
Net realized gains (losses)	2,188,596	2,919,702	2,649,034	1,401,202	103,882
Change in unrealized gains (losses)	(3,925,150)	(4,855,853)	(4,401,930)	(4,039,308)	(351,465)
Increase (decrease) in net assets from operations	(1,874,763)	(1,876,393)	(1,807,768)	(2,609,267)	(251,615)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,180	168	1,752	208	—
Transfers for contract benefits and terminations	(2,173,480)	(2,566,027)	(1,921,476)	(941,116)	(113,071)
Contract maintenance charge	(46,440)	(6,893)	(27,605)	(3,835)	(3,288)
Transfers among the sub-accounts and with the
Fixed Account - net	44,895,353	397,419	(154,389)	(202,578)	(9,503)
Increase (decrease) in net assets from contract
transactions	42,676,613	(2,175,333)	(2,101,718)	(1,147,321)	(125,862)
INCREASE (DECREASE) IN NET ASSETS	40,801,850	(4,051,726)	(3,909,486)	(3,756,588)	(377,477)
NET ASSETS AT BEGINNING OF PERIOD	—	22,587,877	19,906,311	13,614,631	1,276,563
NET ASSETS AT END OF PERIOD	$40,801,850	$18,536,151	$15,996,825	$9,858,043	$899,086

UNITS OUTSTANDING
Units outstanding at beginning of period	—	809,084	662,739	463,143	80,360
Units issued	4,602,532	35,897	16,397	8,383	4,527
Units redeemed	(339,713)	(136,399)	(92,990)	(54,976)	(14,490)
Units outstanding at end of period	4,262,819	708,582	586,146	416,550	70,397
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	Invesco V.I.	Invesco V.I.			Invesco V.I.
	Global	Global	Invesco V.I.	Invesco V.I.	Global
	Core Equity	Core Equity	Global	Global	Strategic Income
	Series I	Series II	Series I	Series II	Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(170,225)	$(142,744)	$(25,544)	$(87,632)	$(6,747)
Net realized gains (losses)	1,088,243	581,719	302,955	1,018,727	(10,726)
Change in unrealized gains (losses)	(5,424,362)	(2,831,758)	(1,166,151)	(3,374,719)	(52,691)
Increase (decrease) in net assets from operations	(4,506,344)	(2,392,783)	(888,740)	(2,443,624)	(70,164)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	600	—	15,480	3,070	60
Transfers for contract benefits and terminations	(1,708,393)	(504,439)	(133,033)	(449,982)	(28,217)
Contract maintenance charge	(6,329)	(10,769)	(966)	(19,633)	(235)
Transfers among the sub-accounts and with the
Fixed Account - net	(42,560)	(97,417)	(136,544)	302,856	(8,660)
Increase (decrease) in net assets from contract
transactions	(1,756,682)	(612,625)	(255,063)	(163,689)	(37,052)
INCREASE (DECREASE) IN NET ASSETS	(6,263,026)	(3,005,408)	(1,143,803)	(2,607,313)	(107,216)
NET ASSETS AT BEGINNING OF PERIOD	20,283,922	10,443,770	2,761,726	7,430,187	565,500
NET ASSETS AT END OF PERIOD	$14,020,896	$7,438,362	$1,617,923	$4,822,874	$458,284

UNITS OUTSTANDING
Units outstanding at beginning of period	559,967	487,999	47,634	126,856	45,050
Units issued	14,284	21,101	764	9,377	799
Units redeemed	(72,909)	(55,084)	(7,052)	(13,329)	(4,092)
Units outstanding at end of period	501,342	454,016	41,346	122,904	41,757
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Global	Government	Government	Government	Government
	Strategic Income	Money Market	Money Market	Securities	Securities
	Series II	Series I	Series II	Series I	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(297,326)	$1,764	$(9)	$22,150	$43
Net realized gains (losses)	(679,982)	—	—	(75,811)	(544)
Change in unrealized gains (losses)	(1,849,770)	—	(1,917)	(440,183)	(25,165)
Increase (decrease) in net assets from operations	(2,827,078)	1,764	(1,926)	(493,844)	(25,666)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	8,067	—	—	—	—
Transfers for contract benefits and terminations	(1,689,190)	(726,735)	(102)	(388,534)	(883)
Contract maintenance charge	(52,786)	(2,109)	—	(1,670)	—
Transfers among the sub-accounts and with the
Fixed Account - net	(462,612)	628,426	(34)	(207,952)	—
Increase (decrease) in net assets from contract
transactions	(2,196,521)	(100,418)	(136)	(598,156)	(883)
INCREASE (DECREASE) IN NET ASSETS	(5,023,599)	(98,654)	(2,062)	(1,092,000)	(26,549)
NET ASSETS AT BEGINNING OF PERIOD	21,740,184	2,739,958	4,828	4,649,368	212,679
NET ASSETS AT END OF PERIOD	$16,716,585	$2,641,304	$2,766	$3,557,368	$186,130

UNITS OUTSTANDING
Units outstanding at beginning of period	1,179,105	252,686	332	274,179	16,321
Units issued	22,159	65,511	217	7,177	—
Units redeemed	(156,963)	(76,693)	(234)	(46,349)	(70)
Units outstanding at end of period	1,044,301	241,504	315	235,007	16,251
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	Invesco V.I.			Invesco V.I.	Invesco V.I.
	Growth	Invesco V.I.	Invesco V.I.	Main Street	Main Street
	and Income	High Yield Fund -	High Yield	Mid Cap	Mid Cap
	Series II	Series I	Series II	Series I	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(110,106)	$191,546	$96,376	$(80,656)	$(10,919)
Net realized gains (losses)	3,001,924	(173,825)	(156,414)	1,444,542	113,623
Change in unrealized gains (losses)	(4,829,371)	(802,978)	(445,138)	(2,684,303)	(225,185)
Increase (decrease) in net assets from operations	(1,937,553)	(785,257)	(505,176)	(1,320,417)	(122,481)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,704	—	306	180	—
Transfers for contract benefits and terminations	(3,721,287)	(675,466)	(877,980)	(457,899)	(142,572)
Contract maintenance charge	(68,656)	(3,008)	(5,672)	(1,589)	(484)
Transfers among the sub-accounts and with the
Fixed Account - net	(1,316,757)	(287,739)	(168,720)	(108,276)	(11,244)
Increase (decrease) in net assets from contract
transactions	(5,104,996)	(966,213)	(1,052,066)	(567,584)	(154,300)
INCREASE (DECREASE) IN NET ASSETS	(7,042,549)	(1,751,470)	(1,557,242)	(1,888,001)	(276,781)
NET ASSETS AT BEGINNING OF PERIOD	28,027,533	7,483,626	5,150,958	8,583,690	809,431
NET ASSETS AT END OF PERIOD	$20,984,984	$5,732,156	$3,593,716	$6,695,689	$532,650

UNITS OUTSTANDING
Units outstanding at beginning of period	690,298	347,766	395,684	237,823	28,328
Units issued	11,168	5,944	5,535	9,814	1,275
Units redeemed	(143,876)	(56,180)	(96,161)	(27,119)	(7,467)
Units outstanding at end of period	557,590	297,530	305,058	220,518	22,136
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

			Invesco V.I.	Invesco V.I.
	Invesco V.I.	Invesco V.I.	Main Street	Main Street	Invesco V.I.
	Main Street	Main Street	Small Cap	Small Cap	Technology
	Series I	Series II	Series I	Series II	Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,120)	$(110,586)	$(9,006)	$(116,559)	$(42,897)
Net realized gains (losses)	360,971	7,554,633	96,579	1,347,295	1,202,950
Change in unrealized gains (losses)	(613,959)	(12,420,471)	(333,408)	(2,997,450)	(2,945,985)
Increase (decrease) in net assets from operations	(254,108)	(4,976,424)	(245,835)	(1,766,714)	(1,785,932)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	16,414	—	3,880	4,100
Transfers for contract benefits and terminations	(162,877)	(3,943,922)	(65,546)	(1,395,236)	(170,643)
Contract maintenance charge	(427)	(52,056)	(846)	(27,464)	(1,106)
Transfers among the sub-accounts and with the
Fixed Account - net	1,390	84,740	(316,325)	(115,913)	(32,273)
Increase (decrease) in net assets from contract
transactions	(161,914)	(3,894,824)	(382,717)	(1,534,733)	(199,922)
INCREASE (DECREASE) IN NET ASSETS	(416,022)	(8,871,248)	(628,552)	(3,301,447)	(1,985,854)
NET ASSETS AT BEGINNING OF PERIOD	1,230,349	25,024,998	1,337,955	10,649,995	4,477,760
NET ASSETS AT END OF PERIOD	$814,327	$16,153,750	$709,403	$7,348,548	$2,491,906

UNITS OUTSTANDING
Units outstanding at beginning of period	35,735	539,298	19,356	168,848	83,130
Units issued	104	13,961	11	3,247	1,015
Units redeemed	(5,807)	(112,676)	(7,274)	(31,876)	(6,101)
Units outstanding at end of period	30,032	440,583	12,093	140,219	78,044
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

				Legg Mason
				Partners
		Janus Henderson	Lazard Retirement	Clearbridge
	Invesco V.I.	VIT Forty	Series Emerging	Variable Large
	Technology	Institutional	Market Equity	Cap Value -	Lord Abbett
	Series II	Shares	Service Shares	Class I	Bond Debenture
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(37)	$(3)	$3	$(4)	$189,671
Net realized gains (losses)	1,134	32	(2)	41	(105,149)
Change in unrealized gains (losses)	(2,628)	(129)	(37)	(117)	(1,341,148)
Increase (decrease) in net assets from operations	(1,531)	(100)	(36)	(80)	(1,256,626)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	6,786
Transfers for contract benefits and terminations	(70)	—	—	—	(758,846)
Contract maintenance charge	—	(1)	(1)	(5)	(23,520)
Transfers among the sub-accounts and with the
Fixed Account - net	(2)	14	(5)	(177)	(299,147)
Increase (decrease) in net assets from contract
transactions	(72)	13	(6)	(182)	(1,074,727)
INCREASE (DECREASE) IN NET ASSETS	(1,603)	(87)	(42)	(262)	(2,331,353)
NET ASSETS AT BEGINNING OF PERIOD	3,797	286	207	935	9,153,561
NET ASSETS AT END OF PERIOD	$2,194	$199	$165	$673	$6,822,208

UNITS OUTSTANDING
Units outstanding at beginning of period	75	4	4	27	415,843
Units issued	—	—	—	—	13,996
Units redeemed	(1)	—	—	(5)	(69,132)
Units outstanding at end of period	74	4	4	22	360,707
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	Lord Abbett	Lord Abbett	Lord Abbett	Lord Abbett	MFS VIT
	Fundamental	Growth	Growth	Mid Cap	Growth
	Equity	and Income	Opportunities	Stock	Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(12,065)	$(21,074)	$(45,694)	$(53,001)	$(11,923)
Net realized gains (losses)	253,808	535,074	205,881	656,769	122,732
Change in unrealized gains (losses)	(539,335)	(1,170,222)	(1,443,858)	(1,464,002)	(478,901)
Increase (decrease) in net assets from operations	(297,592)	(656,222)	(1,283,671)	(860,234)	(368,092)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,050	—	4,199	1,200	—
Transfers for contract benefits and terminations	(155,424)	(678,932)	(290,005)	(1,549,126)	(77,972)
Contract maintenance charge	(3,004)	(12,985)	(8,178)	(11,045)	(354)
Transfers among the sub-accounts and with the
Fixed Account - net	(43,613)	(82,285)	57,274	(229,579)	(8,413)
Increase (decrease) in net assets from contract
transactions	(200,991)	(774,202)	(236,710)	(1,788,550)	(86,739)
INCREASE (DECREASE) IN NET ASSETS	(498,583)	(1,430,424)	(1,520,381)	(2,648,784)	(454,831)
NET ASSETS AT BEGINNING OF PERIOD	2,249,387	6,088,953	3,904,826	7,724,190	1,165,560
NET ASSETS AT END OF PERIOD	$1,750,804	$4,658,529	$2,384,445	$5,075,406	$710,729

UNITS OUTSTANDING
Units outstanding at beginning of period	70,113	224,236	81,608	299,999	22,621
Units issued	634	9,034	4,459	1,634	240
Units redeemed	(7,750)	(40,302)	(11,037)	(78,646)	(3,110)
Units outstanding at end of period	62,997	192,968	75,030	222,987	19,751
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	MFS VIT	MFS VIT	MFS VIT	MFS VIT	MFS VIT
	Growth	High Yield	Investors Trust	Investors Trust	New Discovery
	Service Class	Initial Class	Initial Class	Service Class	Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(945)	$17,582	$(5,582)	$(1,421)	$(13,368)
Net realized gains (losses)	10,753	(41,279)	103,503	36,420	317,309
Change in unrealized gains (losses)	(34,732)	(41,085)	(247,453)	(67,239)	(687,148)
Increase (decrease) in net assets from operations	(24,924)	(64,782)	(149,532)	(32,240)	(383,207)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	420
Transfers for contract benefits and terminations	(7,114)	(14,227)	(25,567)	(65,931)	(47,323)
Contract maintenance charge	(16)	(74)	(369)	(23)	(626)
Transfers among the sub-accounts and with the
Fixed Account - net	4,829	(225,344)	(8,150)	(32)	136,400
Increase (decrease) in net assets from contract
transactions	(2,301)	(239,645)	(34,086)	(65,986)	88,871
INCREASE (DECREASE) IN NET ASSETS	(27,225)	(304,427)	(183,618)	(98,226)	(294,336)
NET ASSETS AT BEGINNING OF PERIOD	79,395	561,241	849,809	171,338	1,262,050
NET ASSETS AT END OF PERIOD	$52,170	$256,814	$666,191	$73,112	$967,714

UNITS OUTSTANDING
Units outstanding at beginning of period	1,756	22,953	24,502	4,936	19,299
Units issued	138	8	11	—	2,780
Units redeemed	(173)	(11,075)	(1,125)	(2,420)	(853)
Units outstanding at end of period	1,721	11,886	23,388	2,516	21,226

See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

				MFS VIT
	MFS VIT	MFS VIT	MFS VIT	Total Return	MFS VIT
	New Discovery	Research	Research	Bond	Utilities
	Service Class	Initial Class	Service Class	Initial Class	Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,069)	$(3,940)	$(480)	$9,194	$1,559
Net realized gains (losses)	22,749	66,604	7,602	(21,101)	17,981
Change in unrealized gains (losses)	(52,230)	(149,621)	(15,777)	(97,317)	(20,834)
Increase (decrease) in net assets from operations	(30,550)	(86,957)	(8,655)	(109,224)	(1,294)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(8,146)	(63,387)	(9,383)	(36,576)	(35,568)
Contract maintenance charge	(29)	(93)	(4)	(235)	(25)
Transfers among the sub-accounts and with the
Fixed Account - net	4,844	(20,624)	(33)	151,791	3
Increase (decrease) in net assets from contract
transactions	(3,331)	(84,104)	(9,420)	114,980	(35,590)
INCREASE (DECREASE) IN NET ASSETS	(33,881)	(171,061)	(18,075)	5,756	(36,884)
NET ASSETS AT BEGINNING OF PERIOD	96,510	487,723	48,163	618,619	204,068
NET ASSETS AT END OF PERIOD	$62,629	$316,662	$30,088	$624,375	$167,184

UNITS OUTSTANDING
Units outstanding at beginning of period	2,080	13,757	1,346	26,650	4,224
Units issued	124	9	—	17,116	—
Units redeemed	(210)	(2,721)	(306)	(12,127)	(740)
Units outstanding at end of period	1,994	11,045	1,040	31,639	3,484
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

		Morgan Stanley			Morgan Stanley
	MFS VIT	VIF Core Plus	Morgan Stanley	Morgan Stanley	VIF Emerging
	Utilities	Fixed Income	VIF Discovery	VIF Discovery	Markets Debt
	Service Class	Class I	Class I	Class II	Class II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$935	$3,098	$(213,585)	$(145,253)	$179,046
Net realized gains (losses)	6,451	(1,543)	3,135,828	2,390,441	(181,977)
Change in unrealized gains (losses)	(8,937)	(24,477)	(18,069,397)	(12,120,258)	(744,327)
Increase (decrease) in net assets from operations	(1,551)	(22,922)	(15,147,154)	(9,875,070)	(747,258)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	60	18,058	18
Transfers for contract benefits and terminations	(4,034)	(22,401)	(944,127)	(918,126)	(319,648)
Contract maintenance charge	(3)	(96)	(2,271)	(33,530)	(6,993)
Transfers among the sub-accounts and with the
Fixed Account - net	1	424	(926,902)	798,832	21,955
Increase (decrease) in net assets from contract
transactions	(4,036)	(22,073)	(1,873,240)	(134,766)	(304,668)
INCREASE (DECREASE) IN NET ASSETS	(5,587)	(44,995)	(17,020,394)	(10,009,836)	(1,051,926)
NET ASSETS AT BEGINNING OF PERIOD	132,469	155,952	24,911,857	15,745,763	3,760,432
NET ASSETS AT END OF PERIOD	$126,882	$110,957	$7,891,463	$5,735,927	$2,708,506

UNITS OUTSTANDING
Units outstanding at beginning of period	3,126	8,511	265,160	175,850	138,635
Units issued	—	46	16,021	39,767	8,398
Units redeemed	(112)	(1,360)	(50,210)	(34,290)	(22,256)
Units outstanding at end of period	3,014	7,197	230,971	181,327	124,777
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley
	VIF Emerging	VIF Emerging	VIF Global	VIF Global	VIF Global
	Markets Equity	Markets Equity	Franchise	Infrastructure	Infrastructure
	Class I	Class II	Class II	Class I	Class II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(104,679)	$(28,139)	$(204,078)	$314,443	$74,559
Net realized gains (losses)	954,929	218,996	1,202,864	930,583	373,897
Change in unrealized gains (losses)	(3,754,076)	(934,504)	(5,392,717)	(3,320,804)	(1,268,860)
Increase (decrease) in net assets from operations	(2,903,826)	(743,647)	(4,393,931)	(2,075,778)	(820,404)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	180	—	480	360	—
Transfers for contract benefits and terminations	(616,857)	(239,459)	(2,170,905)	(2,602,610)	(359,240)
Contract maintenance charge	(2,414)	(8,881)	(51,990)	(7,417)	(3,578)
Transfers among the sub-accounts and with the
Fixed Account - net	(335,379)	18,759	(383,408)	(439,533)	(127,646)
Increase (decrease) in net assets from contract
transactions	(954,470)	(229,581)	(2,605,823)	(3,049,200)	(490,464)
INCREASE (DECREASE) IN NET ASSETS	(3,858,296)	(973,228)	(6,999,754)	(5,124,978)	(1,310,868)
NET ASSETS AT BEGINNING OF PERIOD	11,436,610	2,906,108	23,526,297	23,814,623	8,524,490
NET ASSETS AT END OF PERIOD	$7,578,314	$1,932,880	$16,526,543	$18,689,645	$7,213,622

UNITS OUTSTANDING
Units outstanding at beginning of period	441,108	68,901	417,609	389,062	377,248
Units issued	14,924	1,753	7,714	5,716	7,665
Units redeemed	(59,702)	(8,287)	(62,721)	(54,144)	(29,620)
Units outstanding at end of period	396,330	62,367	362,602	340,634	355,293
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	Morgan Stanley	Morgan Stanley			Morgan Stanley
	VIF Global	VIF Global	Morgan Stanley	Morgan Stanley	VIF U.S.
	Strategist	Strategist	VIF Growth	VIF Growth	Real Estate
	Class I	Class II	Class I	Class II	Class I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(490,697)	$(207,837)	$(2,979,876)	$(845,445)	$(41,558)
Net realized gains (losses)	5,677,174	1,866,109	76,616,787	20,870,860	2,162,927
Change in unrealized gains (losses)	(12,689,669)	(4,200,126)	(313,004,182)	(73,488,522)	(5,333,831)
Increase (decrease) in net assets from operations	(7,503,192)	(2,541,854)	(239,367,271)	(53,463,107)	(3,212,462)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	548	1,500	(122,223)	—	61
Transfers for contract benefits and terminations	(4,219,336)	(1,052,685)	(21,244,192)	(3,962,716)	(675,240)
Contract maintenance charge	(10,780)	(17,007)	(62,560)	(67,418)	(1,944)
Transfers among the sub-accounts and with the
Fixed Account - net	376,495	(131,286)	(10,968,425)	(661,469)	(250,598)
Increase (decrease) in net assets from contract
transactions	(3,853,073)	(1,199,478)	(32,397,400)	(4,691,603)	(927,721)
INCREASE (DECREASE) IN NET ASSETS	(11,356,265)	(3,741,332)	(271,764,671)	(58,154,710)	(4,140,183)
NET ASSETS AT BEGINNING OF PERIOD	42,963,064	14,162,211	409,937,876	90,556,097	11,941,426
NET ASSETS AT END OF PERIOD	$31,606,799	$10,420,879	$138,173,205	$32,401,387	$7,801,243

UNITS OUTSTANDING
Units outstanding at beginning of period	2,049,418	752,202	6,301,878	3,009,464	233,815
Units issued	91,153	10,062	133,818	124,445	8,339
Units redeemed	(307,026)	(81,994)	(1,143,461)	(355,717)	(28,791)
Units outstanding at end of period	1,833,545	680,270	5,292,235	2,778,192	213,363
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	Morgan Stanley			Neuberger Berman	Neuberger Berman
	VIF U.S.	Morgan Stanley	Morgan Stanley	AMT Mid	AMT Sustainable
	Real Estate	VIS Income Plus	VIS Income Plus	Cap Growth	Equity
	Class II	Class X Shares	Class Y Shares	Class I	Class I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(78,060)	$100,399	$(63,888)	$(26)	$(390)
Net realized gains (losses)	2,642,489	(320,645)	(369,517)	316	3,326
Change in unrealized gains (losses)	(6,477,437)	(4,470,925)	(5,904,033)	(950)	(10,811)
Increase (decrease) in net assets from operations	(3,913,008)	(4,691,171)	(6,337,438)	(660)	(7,875)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	9,265	25	2,154	—	—
Transfers for contract benefits and terminations	(1,065,755)	(3,183,765)	(2,895,136)	—	(432)
Contract maintenance charge	(31,023)	(7,880)	(35,506)	(8)	(12)
Transfers among the sub-accounts and with the
Fixed Account - net	365,192	(240,306)	(354,973)	(2)	—
Increase (decrease) in net assets from contract
transactions	(722,321)	(3,431,926)	(3,283,461)	(10)	(444)
INCREASE (DECREASE) IN NET ASSETS	(4,635,329)	(8,123,097)	(9,620,899)	(670)	(8,319)
NET ASSETS AT BEGINNING OF PERIOD	14,411,083	27,970,263	36,559,589	2,220	40,050
NET ASSETS AT END OF PERIOD	$9,775,754	$19,847,166	$26,938,690	$1,550	$31,731

UNITS OUTSTANDING
Units outstanding at beginning of period	331,392	647,274	1,772,631	37	2,586
Units issued	23,815	17,649	100,889	—	—
Units redeemed	(41,213)	(108,140)	(286,455)	—	(34)
Units outstanding at end of period	313,994	556,783	1,587,065	37	2,552
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

			PIMCO VIT
	PIMCO VIT		International
	Commodity	PIMCO VIT	Bond (U.S.
	RealReturn®	Emerging	Dollar-Hedged)	PIMCO VIT	PIMCO VIT
	Strategy	Markets Bond	Institutional	Real Return	Total Return
	Advisor Class	Advisor Class	Class	Advisor Class	Advisor Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$94,008	$8,696	$—	$126,413	$45,745
Net realized gains (losses)	(55,264)	(18,974)	(9)	(8,657)	(163,249)
Change in unrealized gains (losses)	16,526	(51,189)	(90)	(473,869)	(892,687)
Increase (decrease) in net assets from operations	55,270	(61,467)	(99)	(356,113)	(1,010,191)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(131,112)	(67,026)	—	(293,862)	(787,301)
Contract maintenance charge	(1,998)	(1,075)	(3)	(7,449)	(16,973)
Transfers among the sub-accounts and with the
Fixed Account - net	(32,128)	(18,573)	(75)	(90,978)	(60,505)
Increase (decrease) in net assets from contract
transactions	(165,238)	(86,674)	(78)	(392,289)	(864,779)
INCREASE (DECREASE) IN NET ASSETS	(109,968)	(148,141)	(177)	(748,402)	(1,874,970)
NET ASSETS AT BEGINNING OF PERIOD	498,375	389,237	861	2,871,882	6,756,672
NET ASSETS AT END OF PERIOD	$388,407	$241,096	$684	$2,123,480	$4,881,702

UNITS OUTSTANDING
Units outstanding at beginning of period	73,415	21,684	44	187,275	419,117
Units issued	821	472	—	5,429	20,838
Units redeemed	(20,302)	(5,936)	(4)	(32,887)	(81,110)
Units outstanding at end of period	53,934	16,220	40	159,817	358,845
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

				Putnam VT	Putnam VT
	PIMCO VIT		Putnam VT	Emerging	Focused
	Total Return	Putnam VT	Diversified	Markets	International
	Institutional	Core Equity Fund -	Income	Equity Fund	Equity
	Class	Class IB	Class IB	Class IB	Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$5	$(155,795)	$557,481	$(81,229)	$51,773
Net realized gains (losses)	—	12,814,260	(408,664)	648,109	5,346,706
Change in unrealized gains (losses)	(71)	(20,813,675)	(540,854)	(2,738,839)	(8,589,497)
Increase (decrease) in net assets from operations	(66)	(8,155,210)	(392,037)	(2,171,959)	(3,191,018)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	6,482	1,326	8,093	1,295
Transfers for contract benefits and terminations	—	(7,572,198)	(1,055,864)	(238,023)	(1,134,454)
Contract maintenance charge	(1)	(78,134)	(16,599)	(22,560)	(31,317)
Transfers among the sub-accounts and with the
Fixed Account - net	(2)	(504,185)	(196,218)	(103,319)	(149,645)
Increase (decrease) in net assets from contract
transactions	(3)	(8,148,035)	(1,267,355)	(355,809)	(1,314,121)
INCREASE (DECREASE) IN NET ASSETS	(69)	(16,303,245)	(1,659,392)	(2,527,768)	(4,505,139)
NET ASSETS AT BEGINNING OF PERIOD	433	50,687,175	10,975,618	7,733,911	16,964,968
NET ASSETS AT END OF PERIOD	$364	$34,383,930	$9,316,226	$5,206,143	$12,459,829

UNITS OUTSTANDING
Units outstanding at beginning of period	23	1,665,902	584,381	421,433	954,618
Units issued	—	32,833	14,913	43,551	26,984
Units redeemed	—	(291,307)	(83,381)	(67,624)	(116,958)
Units outstanding at end of period	23	1,407,428	515,913	397,360	864,644
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	Putnam VT	Putnam VT	Putnam VT	Putnam VT
	George Putnam	Global	Global	Government	Putnam VT
	Balanced	Asset Allocation	Health Care	Money Market	High Yield
	Class IB	Class IB	Class IB	Class IB	Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(206,932)	$(15,549)	$(182,884)	$(110,163)	$477,840
Net realized gains (losses)	3,712,923	1,264,190	1,989,728	—	(289,020)
Change in unrealized gains (losses)	(10,981,505)	(3,977,899)	(3,118,195)	—	(2,069,968)
Increase (decrease) in net assets from operations	(7,475,514)	(2,729,258)	(1,311,351)	(110,163)	(1,881,148)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	7,274	54	11,183	7,890	3,287
Transfers for contract benefits and terminations	(4,160,206)	(1,395,975)	(1,655,615)	(4,240,104)	(1,167,820)
Contract maintenance charge	(82,740)	(33,519)	(49,031)	(77,684)	(33,817)
Transfers among the sub-accounts and with the
Fixed Account - net	331,692	(319,765)	(236,156)	2,971,682	(153,670)
Increase (decrease) in net assets from contract
transactions	(3,903,980)	(1,749,205)	(1,929,619)	(1,338,216)	(1,352,020)
INCREASE (DECREASE) IN NET ASSETS	(11,379,494)	(4,478,463)	(3,240,970)	(1,448,379)	(3,233,168)
NET ASSETS AT BEGINNING OF PERIOD	44,520,169	16,251,027	21,045,970	23,722,307	14,967,622
NET ASSETS AT END OF PERIOD	$33,140,675	$11,772,564	$17,805,000	$22,273,928	$11,734,454

UNITS OUTSTANDING
Units outstanding at beginning of period	1,722,687	589,698	462,579	2,626,853	536,712
Units issued	58,497	8,872	5,350	620,984	16,047
Units redeemed	(234,304)	(81,673)	(51,697)	(780,769)	(68,652)
Units outstanding at end of period	1,546,880	516,897	416,232	2,467,068	484,107
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

		Putnam VT	Putnam VT	Putnam VT
	Putnam VT	International	International	Large Cap	Putnam VT
	Income	Equity	Value	Growth Fund -	Large Cap Value
	Class IB	Class IB	Class IB	Class IB	Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$1,301,371	$12,914	$44,278	$(1,402,197)	$108,291
Net realized gains (losses)	(1,239,018)	3,698,103	118,185	19,841,818	17,505,302
Change in unrealized gains (losses)	(5,281,244)	(11,008,702)	(750,585)	(57,165,853)	(24,593,859)
Increase (decrease) in net assets from operations	(5,218,891)	(7,297,685)	(588,122)	(38,726,232)	(6,980,266)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	7,842	14,016	4,978	22,337	19,496
Transfers for contract benefits and terminations	(2,825,008)	(2,716,281)	(354,131)	(12,386,184)	(17,118,690)
Contract maintenance charge	(79,969)	(74,286)	(14,718)	(196,639)	(282,290)
Transfers among the sub-accounts and with the
Fixed Account - net	(617,014)	(239,270)	(335,542)	103,904	(1,997,821)
Increase (decrease) in net assets from contract
transactions	(3,514,149)	(3,015,821)	(699,413)	(12,456,582)	(19,379,305)
INCREASE (DECREASE) IN NET ASSETS	(8,733,040)	(10,313,506)	(1,287,535)	(51,182,814)	(26,359,571)
NET ASSETS AT BEGINNING OF PERIOD	36,079,421	45,531,656	7,229,191	128,043,887	153,862,610
NET ASSETS AT END OF PERIOD	$27,346,381	$35,218,150	$5,941,656	$76,861,073	$127,503,039

UNITS OUTSTANDING
Units outstanding at beginning of period	1,933,758	2,485,493	409,628	5,073,243	3,513,202
Units issued	69,341	97,859	8,243	129,099	175,324
Units redeemed	(280,132)	(284,006)	(53,427)	(733,275)	(590,929)
Units outstanding at end of period	1,722,967	2,299,346	364,444	4,469,067	3,097,597
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	Putnam VT		Putnam VT		Putnam VT
	Mortgage	Putnam VT	Small Cap	Putnam VT	Sustainable
	Securities	Research	Growth	Small Cap Value	Future
	Class IB	Class IB	Class IB	Class IB	Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$493,225	$(145,176)	$(42,208)	$(311,553)	$(66,829)
Net realized gains (losses)	(264,075)	2,084,517	583,777	3,002,245	1,168,385
Change in unrealized gains (losses)	(990,088)	(5,767,767)	(1,747,070)	(6,343,254)	(3,446,122)
Increase (decrease) in net assets from operations	(760,938)	(3,828,426)	(1,205,501)	(3,652,562)	(2,344,566)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	630	8,225	500	2,615	—
Transfers for contract benefits and terminations	(491,958)	(1,515,837)	(182,348)	(2,224,541)	(497,515)
Contract maintenance charge	(15,028)	(42,058)	(9,314)	(33,588)	(13,587)
Transfers among the sub-accounts and with the
Fixed Account - net	(113,364)	(164,926)	(205,630)	(730,516)	(39,888)
Increase (decrease) in net assets from contract
transactions	(619,720)	(1,714,596)	(396,792)	(2,986,030)	(550,990)
INCREASE (DECREASE) IN NET ASSETS	(1,380,658)	(5,543,022)	(1,602,293)	(6,638,592)	(2,895,556)
NET ASSETS AT BEGINNING OF PERIOD	7,119,302	21,384,509	4,196,919	27,120,407	6,872,692
NET ASSETS AT END OF PERIOD	$5,738,644	$15,841,487	$2,594,626	$20,481,815	$3,977,136

UNITS OUTSTANDING
Units outstanding at beginning of period	440,435	593,958	71,390	590,129	110,907
Units issued	11,737	7,106	1,320	13,598	3,389
Units redeemed	(48,864)	(61,721)	(10,374)	(87,319)	(15,550)
Units outstanding at end of period	403,308	539,343	62,336	516,408	98,746

See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	Putnam VT	Templeton
	Sustainable	Developing	Templeton	Templeton	Templeton
	Leaders	Markets	Foreign	Global Bond	Growth
	Class IB	VIP Fund - Class 2	VIP Fund - Class 2	VIP Fund - Class 2	VIP Fund - Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(565,950)	$34,824	$290,419	$(9,869)	$(3,723)
Net realized gains (losses)	11,494,614	139,620	(591,797)	(23,995)	(2,613)
Change in unrealized gains (losses)	(30,985,937)	(1,426,115)	(1,855,091)	(7,254)	(36,703)
Increase (decrease) in net assets from operations	(20,057,273)	(1,251,671)	(2,156,469)	(41,118)	(43,039)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	39,310	7,048	17,261	—	—
Transfers for contract benefits and terminations	(4,768,515)	(901,846)	(3,143,703)	(62,014)	(19,997)
Contract maintenance charge	(179,893)	(13,954)	(45,333)	(904)	(129)
Transfers among the sub-accounts and with the
Fixed Account - net	(558,931)	27,052	(1,159,638)	145,263	(1)
Increase (decrease) in net assets from contract
transactions	(5,468,029)	(881,700)	(4,331,413)	82,345	(20,127)
INCREASE (DECREASE) IN NET ASSETS	(25,525,302)	(2,133,371)	(6,487,882)	41,227	(63,166)
NET ASSETS AT BEGINNING OF PERIOD	85,428,502	5,634,522	25,784,400	647,460	344,458
NET ASSETS AT END OF PERIOD	$59,903,200	$3,501,151	$19,296,518	$688,687	$281,292

UNITS OUTSTANDING
Units outstanding at beginning of period	2,454,149	133,993	1,376,605	26,404	13,491
Units issued	22,807	10,486	57,741	10,082	1
Units redeemed	(208,061)	(36,991)	(293,630)	(4,585)	(836)
Units outstanding at end of period	2,268,895	107,488	1,140,716	31,901	12,656
See notes to financial statements.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

1. Organization
On January 26, 2021, Allstate Insurance Company entered into a purchase agreement with Everlake US Holdings Company (formerly Antelope US Holdings Company), an affiliate of an investment fund managed by Blackstone Inc. to sell Everlake Life Insurance Company (“ELIC”, formerly known as Allstate Life Insurance Company) and certain affiliates. The necessary state regulatory approvals were received on October 29, 2021, and the sale of ELIC and certain affiliates was completed on November 1, 2021, at which time Everlake US Holdings Company became the parent of Allstate Life Insurance Company (“ALIC”). Subsequently Allstate Life Insurance Company was renamed Everlake Life Insurance Company. The transaction had no impact on the obligations towards the contractholders of Everlake Financial Advisors Separate Account I.
Everlake Financial Advisors Separate Account I (the “Account”, formerly known as Allstate Financial Advisors Separate Account I), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of ELIC. The assets of the Account are legally segregated from those of ELIC. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
The assets within the Account are legally segregated from each other into sub-accounts (the “sub-accounts”). On June 1, 2006, ALIC completed the disposal of substantially all of its variable annuity business through a combination of coinsurance and modified coinsurance reinsurance, and administrative services agreements with subsidiaries of Prudential Financial, Inc. (“Prudential”). Prudential is responsible for servicing the individual annuity contracts, including those of the Account. The reinsurance agreements do not extinguish ELIC’s contractual obligations to the contractholders. ELIC continues to be responsible for all contract terms and conditions. The obligations of Prudential under the reinsurance and administrative agreements are to ELIC.
ELIC issued the following variable annuity contracts through the Account (collectively the “Contracts”). The Account accepts additional deposits from existing contractholders, but is closed to new contractholders.
AIM Lifetime America Variable Annuity Series (Classic, Freedom, and Regal)
AIM Lifetime Enhanced ChoiceSM Variable Annuity
AIM Lifetime PlusSM Variable Annuity
AIM Lifetime PlusSM II Variable Annuity
Allstate Advisor Variable Annuity (Base, Plus, and Preferred)
Allstate Advisor (STI) Variable Annuity (Base and Preferred)
Allstate Personal Retirement Manager
Allstate Provider Variable Annuity Series (Base, Advantage, Extra, and Ultra)
Allstate Retirement Access VA B Series
Allstate Retirement Access VA L Series
Allstate Retirement Access VA X Series
Allstate Variable Annuity (Base and L-Share)
Morgan Stanley Variable Annuity II
Morgan Stanley Variable Annuity II Asset Manager
Morgan Stanley Variable Annuity 3
Morgan Stanley Variable Annuity 3 Asset Manager
Preferred Client Variable Annuity
Putnam Allstate Advisor Variable Annuity (Base, Plus, Preferred, and Apex)
Scudder Horizon Advantage Variable Annuity
Select Directions Variable Annuity
STI Classic Variable Annuity
Absent any Contract provisions wherein ELIC contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-account names listed below correspond to the mutual fund portfolios (“Fund” or “Funds”) in which they invest:

Alliance Bernstein VPS Discovery Value Portfolio - Class B	AST Balanced Asset Allocation
Alliance Bernstein VPS International Value Class B	AST BlackRock Global Strategies
Alliance Bernstein VPS Large Cap Growth Class B	AST Bond Portfolio 2022*
Alliance Bernstein VPS Relative Value Portfolio - Class B	AST Bond Portfolio 2023*
American Century VP Balanced - Class I*	AST Bond Portfolio 2024
American Century VP International Class I	AST Bond Portfolio 2025*
AST Academic Strategies Asset Allocation	AST Bond Portfolio 2026
AST Advanced Strategies	AST Bond Portfolio 2027*

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

AST Bond Portfolio 2028*	Fidelity VIP Freedom Income - Service Class 2
AST Bond Portfolio 2029*	Fidelity VIP Government Money Market - Initial Class
AST Bond Portfolio 2030	Fidelity VIP Government Money Market - Service Class 2
AST Bond Portfolio 2031	Fidelity VIP Growth - Initial Class
AST Bond Portfolio 2032	Fidelity VIP Growth & Income Service Class 2
AST Bond Portfolio 2033*	Fidelity VIP Growth Service Class 2
AST Bond Portfolio 2034*	Fidelity VIP High Income - Initial Class
AST Capital Growth Asset Allocation	Fidelity VIP High Income Service Class 2
AST ClearBridge Dividend Growth*	Fidelity VIP II Contrafund - Initial Class
AST Cohen & Steers Global Realty	Fidelity VIP II Index 500 - Initial Class
AST Cohen & Steers Realty	Fidelity VIP II Investment Grade Bond - Initial Class
AST Core Fixed Income	Fidelity VIP II Investment Grade Bond - Service Class 2
AST Emerging Markets Equity	Fidelity VIP III Growth Opportunities - Service Class 2
AST Global Bond	Fidelity VIP III Mid Cap - Service Class 2
AST Government Money Market	Fidelity VIP Index 500 Service Class 2
AST High Yield	Fidelity VIP Overseas - Initial Class
AST International Equity	Fidelity VIP Overseas - Service Class 2
AST International Value	Franklin DynaTech VIP Fund - Class 2
AST Investment Grade Bond	Franklin Growth and Income VIP Fund - Class 2
AST J.P. Morgan Global Thematic	Franklin Income VIP Fund - Class 2
AST J.P. Morgan International Equity	Franklin Large Cap Growth VIP Fund - Class 2
AST J.P. Morgan Tactical Preservation Portfolio	Franklin Mutual Global Discovery VIP Fund - Class 2
AST Large-Cap Core	Franklin Mutual Shares VIP Fund - Class 2
AST Large-Cap Growth Portfolio	Franklin Small Cap Value VIP Fund - Class 2
AST Large-Cap Value	Franklin Small-Mid Cap Growth VIP Fund - Class 2
AST MFS Global Equity	Franklin U.S. Government Securities VIP Fund - Class 2
AST MFS Growth Allocation	Goldman Sachs VIT International Equity Insights - Institutional Class*
AST Mid-Cap Growth	Goldman Sachs VIT Large Cap Value - Institutional Class
AST Neuberger Berman/LSV Mid-Cap Value	Goldman Sachs VIT Mid Cap Value - Institutional Class
AST Preservation Asset Allocation	Goldman Sachs VIT Small Cap Equity Insights - Institutional Class
AST Prudential Growth Allocation	Goldman Sachs VIT Strategic Growth - Institutional Class
AST Quantitative Modeling*	Goldman Sachs VIT U.S. Equity Insights - Institutional Class
AST Small-Cap Growth	Invesco Oppenheimer V.I. International Growth Series II*
AST Small-Cap Value	Invesco V.I. American Franchise Series I
AST T. Rowe Price Asset Allocation	Invesco V.I. American Franchise Series II
AST T. Rowe Price Natural Resources	Invesco V.I. American Value Series I
AST Wellington Management Hedged Equity	Invesco V.I. American Value Series II
AST Western Asset Emerging Markets Debt	Invesco V.I. Capital Appreciation Series I
BNY Mellon Stock Index Fund, Inc.	Invesco V.I. Capital Appreciation Series II
BNY Mellon Sustainable U.S. Equity Portfolio, Inc*	Invesco V.I. Comstock Series I
BNY Mellon VIF Government Money Market	Invesco V.I. Comstock Series II
BNY Mellon VIF Growth and Income Initial Shares	Invesco V.I. Conservative Balanced Series I
DWS Capital Growth VIP - Class A	Invesco V.I. Conservative Balanced Series II
DWS Core Equity VIP - Class A	Invesco V.I. Core Equity Fund - Series I
DWS CROCI® International VIP - Class A	Invesco V.I. Core Equity Fund - Series II
DWS Global Income Builder VIP - Class A	Invesco V.I. Core Plus Bond Series I
DWS Global Small Cap VIP - Class A	Invesco V.I. Core Plus Bond Series II
DWS Government Money Market VIP - Class A	Invesco V.I. Discovery Mid Cap Growth Series I
DWS Small Mid Cap Growth VIP - Class A	Invesco V.I. Discovery Mid Cap Growth Series II
Federated Hermes Government Money - Class II	Invesco V.I. Diversified Dividend Series I
Fidelity VIP Asset Manager: Growth Service Class 2*	Invesco V.I. Diversified Dividend Series II
Fidelity VIP Contrafund Service Class 2	Invesco V.I. Equally-Weighted S&P 500 Fund - Series I
Fidelity VIP Equity Income - Initial Class	Invesco V.I. Equally-Weighted S&P 500 Fund - Series II
Fidelity VIP Equity-Income Service Class 2	Invesco V.I. Equity and Income Series I
Fidelity VIP Freedom 2010 - Service Class 2	Invesco V.I. Equity and Income Series II
Fidelity VIP Freedom 2020 - Service Class 2	Invesco V.I. EQV International Equity Fund Series I
Fidelity VIP Freedom 2030 - Service Class 2	Invesco V.I. EQV International Equity Series II

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

Invesco V.I. Global Core Equity Series I	Morgan Stanley VIF Growth Class I
Invesco V.I. Global Core Equity Series II	Morgan Stanley VIF Growth Class II
Invesco V.I. Global Series I	Morgan Stanley VIF U.S. Real Estate Class I
Invesco V.I. Global Series II	Morgan Stanley VIF U.S. Real Estate Class II
Invesco V.I. Global Strategic Income Series I	Morgan Stanley VIS Income Plus Class X Shares
Invesco V.I. Global Strategic Income Series II	Morgan Stanley VIS Income Plus Class Y Shares
Invesco V.I. Government Money Market Series I	Neuberger Berman AMT Mid Cap Growth Class I
Invesco V.I. Government Money Market Series II	Neuberger Berman AMT Sustainable Equity Class I
Invesco V.I. Government Securities Series I	PIMCO VIT CommodityRealReturn® Strategy Advisor Class
Invesco V.I. Government Securities Series II	PIMCO VIT Emerging Markets Bond Advisor Class
Invesco V.I. Growth and Income Series II	PIMCO VIT International Bond (U.S. Dollar-Hedged) Institutional Class
Invesco V.I. High Yield Fund - Series I	PIMCO VIT Real Return Advisor Class
Invesco V.I. High Yield Series II	PIMCO VIT Total Return Advisor Class
Invesco V.I. Main Street Mid Cap Series I	PIMCO VIT Total Return Institutional Class
Invesco V.I. Main Street Mid Cap Series II	ProFund VP Communications Services*
Invesco V.I. Main Street Series I	ProFund VP Consumer Discretionary*
Invesco V.I. Main Street Series II	ProFund VP Consumer Staples*
Invesco V.I. Main Street Small Cap Series I	ProFund VP Financials*
Invesco V.I. Main Street Small Cap Series II	ProFund VP Health Care*
Invesco V.I. Technology Series I	ProFund VP Industrials*
Invesco V.I. Technology Series II	ProFund VP Large-Cap Growth*
Janus Henderson VIT Forty Institutional Shares	ProFund VP Large-Cap Value*
Janus Henderson VIT Global Research Service Shares*	ProFund VP Mid-Cap Growth*
Janus Henderson VIT Overseas Service Shares*	ProFund VP Mid-Cap Value*
Lazard Retirement Series Emerging Market Equity Service Shares	ProFund VP Real Estate*
Legg Mason Partners Clearbridge Variable Large Cap Value - Class I	ProFund VP Small-Cap Growth*
Lord Abbett Bond Debenture	ProFund VP Small-Cap Value*
Lord Abbett Fundamental Equity	ProFund VP Utilities*
Lord Abbett Growth and Income	Putnam VT Core Equity Fund - Class IB
Lord Abbett Growth Opportunities	Putnam VT Diversified Income Class IB
Lord Abbett Mid Cap Stock	Putnam VT Emerging Markets Equity Fund Class IB
MFS VIT Growth Initial Class	Putnam VT Focused International Equity Class IB
MFS VIT Growth Service Class	Putnam VT George Putnam Balanced Class IB
MFS VIT High Yield Initial Class	Putnam VT Global Asset Allocation Class IB
MFS VIT Investors Trust Initial Class	Putnam VT Global Health Care Class IB
MFS VIT Investors Trust Service Class	Putnam VT Government Money Market Class IB
MFS VIT New Discovery Initial Class	Putnam VT High Yield Class IB
MFS VIT New Discovery Service Class	Putnam VT Income Class IB
MFS VIT Research Initial Class	Putnam VT International Equity Class IB
MFS VIT Research Service Class	Putnam VT International Value Class IB
MFS VIT Total Return Bond Initial Class	Putnam VT Large Cap Growth Fund - Class IB
MFS VIT Utilities Initial Class	Putnam VT Large Cap Value Class IB
MFS VIT Utilities Service Class	Putnam VT Mortgage Securities Class IB
Morgan Stanley VIF Core Plus Fixed Income Class I	Putnam VT Research Class IB
Morgan Stanley VIF Discovery Class I	Putnam VT Small Cap Growth Class IB
Morgan Stanley VIF Discovery Class II	Putnam VT Small Cap Value Class IB
Morgan Stanley VIF Emerging Markets Debt Class II	Putnam VT Sustainable Future Class IB
Morgan Stanley VIF Emerging Markets Equity Class I	Putnam VT Sustainable Leaders Class IB
Morgan Stanley VIF Emerging Markets Equity Class II	Rydex VT NASDAQ-100®*
Morgan Stanley VIF Global Franchise Class II	Templeton Developing Markets VIP Fund - Class 2
Morgan Stanley VIF Global Infrastructure Class I	Templeton Foreign VIP Fund - Class 2
Morgan Stanley VIF Global Infrastructure Class II	Templeton Global Bond VIP Fund - Class 2
Morgan Stanley VIF Global Strategist Class I	Templeton Growth VIP Fund - Class 2
Morgan Stanley VIF Global Strategist Class II

(*) Sub-account was available, but had no net assets as of December 31, 2023.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

The net assets are affected by the investment results of each Fund, transactions by contractholders and certain contract expenses (see Note 5). Contractholders’ interests consist of units of the sub-account. The accompanying financial statements include only contractholders’ purchase payments applicable to the variable portions of their contracts and exclude any purchase payments directed by the contractholder to the Fixed Account in which the contractholders’ deposits are included in the ELIC general account assets and earn a fixed rate of return.

A contractholder may choose from among a number of different underlying Fund options. The underlying Funds are not available to the general public directly. These Funds are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

Some of these underlying Funds have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying Funds may be similar to and may in fact be modeled after publicly traded mutual funds, the underlying Funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying Funds may differ substantially.

Subsequent Event - Subsequent events were evaluated through April 5, 2024.

2. Portfolio Changes

The operations of the following sub-accounts were affected by the following changes that occurred during the years ended December 31, 2023 and 2022.

The following sub-account was opened during the year ended December 31, 2023:

Date:	Fund name:
January 2, 2023	AST Bond Portfolio 2034
The following sub-accounts were opened during the year ended December 31, 2022:

Date:	Fund name:
April 29, 2022	Invesco V.I. Equally-Weighted S&P 500 Fund Series I
April 29, 2022	Invesco V.I. Equally-Weighted S&P 500 Series II
January 3, 2022	AST Bond Portfolio 2033
The following sub-account was closed during the year ended December 31, 2023:

Date:	Fund name:
January 4, 2023	AST Bond Portfolio 2022
The following sub-accounts were closed during the year ended December 31, 2022:

Date:	Fund name:
January 3, 2022	AST Bond Portfolio 2021
February 14, 2022	AST BlackRock/Loomis Sayles Bond
February 14, 2022	AST T. Rowe Price Large-Cap Value
February 14, 2022	AST MFS Large-Cap Value
February 14, 2022	AST BlackRock Low Duration Bond
February 14, 2022	AST Prudential Core Bond
June 13, 2022	AST Goldman Sachs Small-Cap Value
June 13, 2022	AST Jennison Large-Cap Growth
June 13, 2022	AST Loomis Sayles Large-Cap Growth
June 13, 2022	AST MFS Growth
September 12, 2022	AST Small-Cap Growth Opportunities
December 5, 2022	AST Moderate Multi-Asset Portfolio

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

Below listed are the sub-accounts (“Merged from”) that merged into another sub-account (“Merged to”) on the effective merger date. Accordingly, all of the assets of the Merged from sub-account were transferred in exchange for shares of the Merged to sub-account for units of equal aggregate value and the Merged to sub-account’s assumption of all of the current and future liabilities of the Merged from sub-account effective on the merger date. Accordingly, the cost basis of the respective sub-account’s investments received from the underlying Merged from sub-account were carried forward and invested in the underlying Merged to sub-account for GAAP and tax purposes. The Merged from sub-account ceases operations from the effective merger date.

Merger date:	Merged from:	Merged to:
January 23, 2023	AST BlackRock Global Strategies	AST J.P. Morgan Tactical Preservation Portfolio
January 23, 2023	AST Cohen & Steers Global Realty	AST Cohen & Steers Realty
February 27, 2023	AST MFS Growth Allocation	AST Capital Growth Asset Allocation
February 27, 2023	AST Wellington Management Hedged Equity	AST Prudential Growth Allocation
March 13, 2023	AST International Value	AST International Equity
March 13, 2023	AST J.P. Morgan International Equity
March 13, 2023	AST Western Asset Emerging Markets Debt	AST Global Bond
July 28, 2023	Morgan Stanley VIF Core Plus Fixed Income Class I	BNY Mellon VIF Government Money Market
July 28, 2023	Morgan Stanley VIS Income Plus Class X Shares	Fidelity VIP Government Money Market Initial Class
July 28, 2023	Morgan Stanley VIS Income Plus Class Y Shares	Fidelity VIP Government Money Market Service Class 2
September 18, 2023	Morgan Stanley VIF Global Franchise Class II	Putnam VT Government Money Market Class IB & Fidelity VIP Government Money Market - Service Class 2
April 29, 2022	Invesco V.I. Core Bond Series I	Invesco V.I. Core Plus Bond Series I
April 29, 2022	Invesco V.I. Core Bond Series II	Invesco V.I. Core Plus Bond Series II
April 29, 2022	Invesco V.I. S&P 500 Index Series I	Invesco V.I. Equally-Weighted S&P 500 Fund Series I
April 29, 2022	Invesco V.I. S&P 500 Index Series II	Invesco V.I. Equally-Weighted S&P 500 Series II
The following sub-account changes occurred during the year ended December 31 2023:

New fund name:	Old fund name:
Alliance Bernstein VPS Discovery Value Portfolio - Class B	Alliance Bernstein VPS Small/Mid Value Class B
Alliance Bernstein VPS Relative Value Portfolio - Class B	Alliance Bernstein VPS Growth & Income Class B
AST International Equity	AST International Growth
Federated Hermes Government Money - Class II	Federated Hermes Government Money Fund II
Fidelity VIP II Contrafund - Initial Class	Fidelity VIP Contrafund Initial Class
Fidelity VIP II Index 500 - Initial Class	Fidelity VIP Index 500 Initial Class
Fidelity VIP II Investment Grade Bond - Initial Class	Fidelity VIP Investment Grade Bond Initial Class
Fidelity VIP II Investment Grade Bond - Service Class 2	Fidelity VIP Investment Grade Bond Service Class 2
Fidelity VIP III Growth Opportunities - Service Class 2	Fidelity VIP Growth Opportunities Service Class 2
Fidelity VIP III Mid Cap - Service Class 2	Fidelity VIP Mid Cap Service Class 2
Goldman Sachs VIT International Equity Insights - Institutional Class	Goldman Sachs VIT International Equity Insights Institutional Shares
Goldman Sachs VIT Large Cap Value - Institutional Class	Goldman Sachs VIT Large Cap Value Institutional Shares
Goldman Sachs VIT Mid Cap Value - Institutional Class	Goldman Sachs VIT Mid Cap Value Institutional Shares
Goldman Sachs VIT Small Cap Equity Insights - Institutional Class	Goldman Sachs VIT Small Cap Equity Insights Institutional Shares
Goldman Sachs VIT Strategic Growth - Institutional Class	Goldman Sachs VIT Strategic Growth Institutional Shares
Goldman Sachs VIT U.S. Equity Insights - Institutional Class	Goldman Sachs VIT U.S. Equity Insights Institutional Shares
ProFund VP Communications Services	ProFund VP Telecommunications
ProFund VP Consumer Discretionary	ProFund VP Consumer Services
ProFund VP Consumer Staples	ProFund VP Consumer Goods
Putnam VT Core Equity Fund - Class IB	Putnam VT Multi-Cap Core Class IB
Putnam VT Large Cap Growth Fund - Class IB	Putnam VT Growth Opportunities Class IB

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

The following sub-account name changes occurred during the year ended December 31, 2022:

New fund name:	Old fund name:
AST Core Fixed Income	AST Western Asset Core Plus Bond
AST J.P. Morgan Tactical Preservation Portfolio	AST J.P. Morgan Strategic Opportunities
AST Large-Cap Growth Portfolio	AST T. Rowe Price Large-Cap Growth
AST Large-Cap Value	AST Hotchkis & Wiley Large-Cap Value
AST Moderate Multi-Asset Portfolio	AST AllianzGI World Trends
Invesco V.I. EQV International Equity Fund Series I	Invesco V.I. International Growth Series I
Invesco V.I. EQV International Equity Series II	Invesco V.I. International Growth Series II

3. Summary of Significant Accounting Policies
The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of GAAP.
Investments - Investments consist of shares of the Funds and are stated at fair value based on the reported net asset value of each corresponding Fund, which in turn value their investment securities at fair value. The difference between cost and fair value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.
Dividends - Dividends declared by the Funds are recognized on the ex-dividend date.
Net Realized Gains and Losses - Net realized gains and losses on Fund shares represent the difference between the proceeds from sales of shares of the Funds by the sub-accounts and the cost of such shares, which is determined on a weighted average basis, and realized gain distributions received from the underlying Funds. Transactions are recorded on a trade date basis. Distributions of net realized gains are recorded on the Funds’ ex-distribution date.
Federal Income Taxes - The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 (“Code”). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The operations of the Account are included in the tax return of ELIC. ELIC is taxed as a life insurance company under the Code. ELIC joins its subsidiaries ELIC Reinsurance Company and Everlake Assurance Company in the filing of a consolidated federal income tax return. No income taxes are allocable to the Account. The Account had no liability for unrecognized tax benefits as of December 31, 2023 and believes that the unrecognized tax benefits balance will not materially change within the next twelve months.
Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported at the date of the financial statements and reported amounts of increases and decreases in net assets resulting from operations. Actual results could differ from those estimates.
Contracts in payout (annuitization) period - Net assets allocated to contracts in the payout period are computed according to the industry standard mortality tables, depending on the annuitization date. The assumed investment return varies by contract but falls within a minimum of 3.00% and a 6.00% maximum.The mortality risk is fully borne by ELIC and may result in additional amounts being transferred into the Account by ELIC to cover greater longevity of annuitants than expected. A receivable is established for amounts due to the sub-accounts from ELIC but not yet received. Conversely, if amounts allocated exceed amounts required, transfers may be made to ELIC. A payable is established for amounts payable to ELIC from the sub-accounts but not yet paid. The changes in mortality risks are included in “Transfers for contract benefits and terminations” on the Statements of Changes in Net Assets and in “Contracts in payout (annuitization) period” in the Statement of Net Assets.

4. Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets recorded on the Statement of Net Assets at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:
Level 1: Assets whose values are based on unadjusted quoted prices for identical assets in an active market that the account can access.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

Level 2: Assets whose values are based on the following:
(a) Quoted prices for similar assets in active markets;
(b) Quoted prices for identical or similar assets in markets that are not active; or
(c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset.
Level 3: Assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Account’s estimates of the assumptions that market participants would use in valuing the assets.
In determining fair value, the Account uses the market approach which generally utilizes market transaction data for the same or similar instruments. All investments during the reporting period consist of shares of the Funds that have daily quoted net asset values for identical assets that the sub-account can access and are categorized as Level 1. Net asset values for these actively traded Funds are obtained daily from the Fund’s managers. The Account’s policy is to recognize the transfer of securities among the levels at the beginning of the reporting period.
5. Expenses
Withdrawal Charge - In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. The withdrawal charge varies by contract and ranges from 0.50% to 9.00% in the first year of the contract and declines to 0% in various years as defined in the contract. These amounts are included in "Transfers for contract benefits and terminations" in the Statement of Changes in Net Assets, but are remitted to ELIC. The Preferred Client Variable Annuity does not assess a withdrawal charge.
Mortality and Expense Risk Charge - ELIC assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate ranging from 0.40% to 2.50% per annum of the daily net assets of the Account, based on the contract and rider options selected. The mortality and expense risk charge is recognized as a reduction in unit values and reported on the Statement of Operations. The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the Contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the Contracts. ELIC guarantees that the amount of this charge will not increase over the lives of the Contracts. At the contractholder’s discretion, additional options may be purchased for an additional charge. For certain living benefits, that charge is based on a protected withdrawal value and is deducted as units.
Administrative Expense Charge - ELIC deducts administrative expense charges daily at a rate ranging from 0% to 0.30% per annum of the average daily net assets of the Account. The contract will specify which rate applies. The administrative expense charge is recognized as a reduction in unit values and reported on the Statement of Operations.
Contract Maintenance Charge - ELIC deducts an annual contract maintenance charge up to $35, depending upon the contract, on each contract anniversary and guarantees that this charge will not increase over the lives of the Contracts. This charge will be waived if certain conditions are met. ELIC deducts a monthly fee for contracts with Retirement Income Guarantee Riders at rates ranging from 0.05% to 0.30% per annum of the income base. The income base is comprised of either the contract value on the date the rider option is purchased and is adjusted for subsequent purchases or withdrawals or the highest contract value on any anniversary date adjusted for subsequent purchases or withdrawals, depending on the rider option selected. The contract maintenance charge is recognized as a redemption of units and reported on the Statements of Changes in Net Assets.

6. Purchases of Investments

The cost of investments purchased during the year ended December 31, 2023 was as follows:

Purchases
Alliance Bernstein VPS Discovery Value Portfolio - Class B	$737,579
Alliance Bernstein VPS International Value Class B	200,425
Alliance Bernstein VPS Large Cap Growth Class B	2,710,332
Alliance Bernstein VPS Relative Value Portfolio - Class B	3,446,156
American Century VP International Class I	104
AST Academic Strategies Asset Allocation	110,294
AST Advanced Strategies	39,818
AST Balanced Asset Allocation	30,216
AST Bond Portfolio 2024	547,384

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

Purchases
AST Bond Portfolio 2026	$63,257
AST Bond Portfolio 2030	1,561
AST Capital Growth Asset Allocation	112,234
AST Cohen & Steers Realty	1,310
AST Emerging Markets Equity	14
AST Government Money Market	329,786
AST International Equity	99,130
AST Investment Grade Bond	482,860
AST J.P. Morgan Global Thematic	8,026
AST J.P. Morgan Tactical Preservation Portfolio	78,342
AST Mid-Cap Growth	1
AST Preservation Asset Allocation	47,515
AST Prudential Growth Allocation	452,560
AST Small-Cap Growth	2
AST Small-Cap Value	10
AST T. Rowe Price Asset Allocation	194,477
BNY Mellon Stock Index Fund, Inc.	13,678
BNY Mellon VIF Government Money Market	198,914
BNY Mellon VIF Growth and Income Initial Shares	5,426
DWS Capital Growth VIP - Class A	234,444
DWS Core Equity VIP - Class A	48,436
DWS CROCI® International VIP - Class A	5,160
DWS Global Income Builder VIP - Class A	82,209
DWS Global Small Cap VIP - Class A	9,963
DWS Government Money Market VIP - Class A	334,213
DWS Small Mid Cap Growth VIP - Class A	12,796
Federated Hermes Government Money - Class II	71,963
Fidelity VIP Contrafund Service Class 2	1,155,695
Fidelity VIP Equity Income - Initial Class	17,728
Fidelity VIP Equity-Income Service Class 2	30,834
Fidelity VIP Freedom 2010 - Service Class 2	217,888
Fidelity VIP Freedom 2020 - Service Class 2	69,676
Fidelity VIP Freedom 2030 - Service Class 2	15,952
Fidelity VIP Freedom Income - Service Class 2	29,489
Fidelity VIP Government Money Market - Initial Class	23,567,500
Fidelity VIP Government Money Market - Service Class 2	42,249,803
Fidelity VIP Growth - Initial Class	134,539
Fidelity VIP Growth & Income Service Class 2	201,141
Fidelity VIP Growth Service Class 2	8,034
Fidelity VIP High Income - Initial Class	12,295
Fidelity VIP High Income Service Class 2	72,729
Fidelity VIP II Contrafund - Initial Class	277,547
Fidelity VIP II Index 500 - Initial Class	73,979
Fidelity VIP II Investment Grade Bond - Initial Class	20,374
Fidelity VIP II Investment Grade Bond - Service Class 2	22
Fidelity VIP III Growth Opportunities - Service Class 2	284,210
Fidelity VIP Index 500 Service Class 2	344,022
Fidelity VIP Overseas - Initial Class	10,125
Franklin DynaTech VIP Fund - Class 2	57,279
Franklin Growth and Income VIP Fund - Class 2	1,264,679
Franklin Income VIP Fund - Class 2	6,194,052
Franklin Large Cap Growth VIP Fund - Class 2	410,978
Franklin Mutual Global Discovery VIP Fund - Class 2	441,847

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

Purchases
Franklin Mutual Shares VIP Fund - Class 2	$2,769,950
Franklin Small Cap Value VIP Fund - Class 2	1,327,060
Franklin Small-Mid Cap Growth VIP Fund - Class 2	11,467
Franklin U.S. Government Securities VIP Fund - Class 2	1,002,137
Goldman Sachs VIT Large Cap Value - Institutional Class	149,229
Goldman Sachs VIT Mid Cap Value - Institutional Class	65,048
Goldman Sachs VIT Small Cap Equity Insights - Institutional Class	156,589
Goldman Sachs VIT U.S. Equity Insights - Institutional Class	28,951
Invesco V.I. American Franchise Series I	3,183,996
Invesco V.I. American Franchise Series II	542,259
Invesco V.I. American Value Series I	6,542,639
Invesco V.I. American Value Series II	2,801,219
Invesco V.I. Capital Appreciation Series I	12,858
Invesco V.I. Capital Appreciation Series II	87,448
Invesco V.I. Comstock Series I	3,173,887
Invesco V.I. Comstock Series II	6,857,869
Invesco V.I. Conservative Balanced Series I	12,560
Invesco V.I. Conservative Balanced Series II	116,418
Invesco V.I. Core Equity Fund - Series I	2,178,636
Invesco V.I. Core Equity Fund - Series II	28,983
Invesco V.I. Core Plus Bond Series I	293,931
Invesco V.I. Core Plus Bond Series II	426,838
Invesco V.I. Discovery Mid Cap Growth Series I	139,258
Invesco V.I. Discovery Mid Cap Growth Series II	652,570
Invesco V.I. Diversified Dividend Series I	11,795,387
Invesco V.I. Diversified Dividend Series II	2,200,221
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I	3,053,124
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II	4,561,455
Invesco V.I. Equity and Income Series I	2,447,256
Invesco V.I. Equity and Income Series II	1,604,095
Invesco V.I. EQV International Equity Fund Series I	380,700
Invesco V.I. EQV International Equity Series II	51,665
Invesco V.I. Global Core Equity Series I	374,903
Invesco V.I. Global Core Equity Series II	90,799
Invesco V.I. Global Series I	219,028
Invesco V.I. Global Series II	682,645
Invesco V.I. Global Strategic Income Series I	1,889
Invesco V.I. Global Strategic Income Series II	552,645
Invesco V.I. Government Money Market Series I	3,837,079
Invesco V.I. Government Money Market Series II	80
Invesco V.I. Government Securities Series I	208,305
Invesco V.I. Government Securities Series II	2,252
Invesco V.I. Growth and Income Series II	3,192,078
Invesco V.I. High Yield Fund - Series I	400,695
Invesco V.I. High Yield Series II	235,212
Invesco V.I. Main Street Mid Cap Series I	93,168
Invesco V.I. Main Street Mid Cap Series II	8,738
Invesco V.I. Main Street Series I	66,046
Invesco V.I. Main Street Series II	1,497,180
Invesco V.I. Main Street Small Cap Series I	13,836
Invesco V.I. Main Street Small Cap Series II	324,783
Invesco V.I. Technology Series I	5,428
Lazard Retirement Series Emerging Market Equity Service Shares	10

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

Purchases
Legg Mason Partners Clearbridge Variable Large Cap Value - Class I	$61
Lord Abbett Bond Debenture	702,435
Lord Abbett Fundamental Equity	76,093
Lord Abbett Growth and Income	261,816
Lord Abbett Growth Opportunities	68,434
Lord Abbett Mid Cap Stock	272,259
MFS VIT Growth Initial Class	61,376
MFS VIT Growth Service Class	5,598
MFS VIT High Yield Initial Class	16,022
MFS VIT Investors Trust Initial Class	48,173
MFS VIT Investors Trust Service Class	4,567
MFS VIT New Discovery Initial Class	16,506
MFS VIT New Discovery Service Class	1,015
MFS VIT Research Initial Class	18,480
MFS VIT Research Service Class	1,713
MFS VIT Total Return Bond Initial Class	19,875
MFS VIT Utilities Initial Class	14,354
MFS VIT Utilities Service Class	10,134
Morgan Stanley VIF Core Plus Fixed Income Class I	4,208
Morgan Stanley VIF Discovery Class I	309,976
Morgan Stanley VIF Discovery Class II	240,744
Morgan Stanley VIF Emerging Markets Debt Class II	332,767
Morgan Stanley VIF Emerging Markets Equity Class I	431,117
Morgan Stanley VIF Emerging Markets Equity Class II	107,741
Morgan Stanley VIF Global Franchise Class II	1,187,758
Morgan Stanley VIF Global Infrastructure Class I	3,619,221
Morgan Stanley VIF Global Infrastructure Class II	1,211,733
Morgan Stanley VIF Global Strategist Class I	1,230,543
Morgan Stanley VIF Global Strategist Class II	446,729
Morgan Stanley VIF Growth Class I	3,745,352
Morgan Stanley VIF Growth Class II	591,132
Morgan Stanley VIF U.S. Real Estate Class I	455,728
Morgan Stanley VIF U.S. Real Estate Class II	531,351
Morgan Stanley VIS Income Plus Class X Shares	861,111
Morgan Stanley VIS Income Plus Class Y Shares	1,424,184
Neuberger Berman AMT Sustainable Equity Class I	693
PIMCO VIT CommodityRealReturn® Strategy Advisor Class	73,065
PIMCO VIT Emerging Markets Bond Advisor Class	15,432
PIMCO VIT International Bond (U.S. Dollar-Hedged) Institutional Class	37
PIMCO VIT Real Return Advisor Class	180,632
PIMCO VIT Total Return Advisor Class	332,581
PIMCO VIT Total Return Institutional Class	13
Putnam VT Core Equity Fund - Class IB	4,209,282
Putnam VT Diversified Income Class IB	1,090,068
Putnam VT Emerging Markets Equity Fund Class IB	357,245
Putnam VT Focused International Equity Class IB	324,692
Putnam VT George Putnam Balanced Class IB	1,572,805
Putnam VT Global Asset Allocation Class IB	399,858
Putnam VT Global Health Care Class IB	1,608,426
Putnam VT Government Money Market Class IB	13,177,792
Putnam VT High Yield Class IB	1,033,658
Putnam VT Income Class IB	3,019,608
Putnam VT International Equity Class IB	1,124,165

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

Purchases
Putnam VT International Value Class IB	$381,455
Putnam VT Large Cap Growth Fund - Class IB	2,851,290
Putnam VT Large Cap Value Class IB	11,825,597
Putnam VT Mortgage Securities Class IB	1,083,840
Putnam VT Research Class IB	325,952
Putnam VT Small Cap Growth Class IB	200,580
Putnam VT Small Cap Value Class IB	2,909,525
Putnam VT Sustainable Future Class IB	117,241
Putnam VT Sustainable Leaders Class IB	2,998,018
Templeton Developing Markets VIP Fund - Class 2	263,282
Templeton Foreign VIP Fund - Class 2	883,656
Templeton Global Bond VIP Fund - Class 2	47,588
Templeton Growth VIP Fund - Class 2	9,710
7. Financial Highlights
ELIC offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and unit values which in turn result in various expense and total return ratios.
In the table below, the units, the range of lowest to highest unit values, the net assets, the investment income ratio, the range of lowest to highest expense ratios, and the ranges of total returns are presented for each of the sub-accounts. Only rider options within each sub-account that had units outstanding during the respective periods were considered when determining the lowest and highest expense ratio. These ranges of lowest to highest unit values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented. The range of the lowest and highest unit fair values disclosed in the Statement of Net Assets may differ from the values disclosed herein because the values in the Statement of Net Assets represent the absolute lowest and highest values without consideration of the corresponding expense ratios.
Items in the following table are notated as follows:
*    Investment Income Ratio - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Fund in which the sub-account invests.
Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return, the investment income ratio is calculated for the period, or from the effective date, through the end of the reporting period. The investment income ratio for closed sub-accounts is calculated from the beginning of period, or from the effective date, through the last day the sub-account was open. The investment income ratio is reported at zero when no dividend is received in the sub-account during the period or the net asset value at the beginning and end of the period is zero.
** Expense Ratio - These amounts represent the range of annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and contract administrative expense charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying Fund have been excluded.
*** Total Return - These amounts represent the total return for the periods indicated, including changes in the value of the underlying Fund, and expenses assessed through the reduction of unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period unit value or the unit value on the effective date.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Alliance Bernstein VPS Discovery Value Portfolio - Class B
2023	106	$41.19	-	54.11	$5,176	0.79%	1.29	-	2.59%	13.87	-	15.36%
2022	130	36.18	-	46.91	5,541	0.83	1.29	-	2.59	(17.98)	-	(16.90)
2021	150	44.11	-	56.45	7,786	0.60	1.29	-	2.59	32.12	-	33.86
2020	180	33.38	-	42.17	6,994	0.79	1.29	-	2.59	0.40	-	1.73
2019	194	33.25	-	41.45	7,463	0.32	1.29	-	2.59	16.82	-	18.36

Alliance Bernstein VPS International Value Class B
2023	299	9.31	-	11.92	3,271	0.67	1.29	-	2.59	11.89	-	13.36
2022	351	8.32	-	10.51	3,399	4.11	1.29	-	2.59	(16.01)	-	(14.90)
2021	404	9.91	-	12.35	4,624	1.64	1.29	-	2.59	8.00	-	9.43
2020	460	9.18	-	11.29	4,837	1.55	1.29	-	2.59	(0.42)	-	0.89
2019	513	9.22	-	11.19	5,379	0.79	1.29	-	2.59	13.79	-	15.29

Alliance Bernstein VPS Large Cap Growth Class B
2023	828	39.99	-	51.75	29,269	—	0.70	-	2.59	31.33	-	33.85
2022	913	29.88	-	39.40	24,442	—	0.70	-	2.59	(30.52)	-	(29.18)
2021	1,052	42.19	-	56.71	40,156	—	0.70	-	2.59	25.34	-	27.75
2020	1,182	33.03	-	45.24	35,858	—	0.70	-	2.59	31.67	-	34.20
2019	1,359	24.61	-	34.36	31,261	—	0.70	-	2.59	30.91	-	33.43

Alliance Bernstein VPS Relative Value Portfolio - Class B
2023	931	33.06	-	47.02	31,118	1.28	0.70	-	2.59	8.86	-	10.94
2022	1,074	30.37	-	42.38	32,794	1.08	0.70	-	2.59	(6.87)	-	(5.08)
2021	1,206	32.61	-	44.65	39,225	0.63	0.70	-	2.59	24.55	-	26.95
2020	1,309	26.18	-	35.17	33,922	1.34	0.70	-	2.59	(0.16)	-	1.76
2019	1,477	26.22	-	34.57	38,043	1.02	0.70	-	2.59	20.43	-	22.75

American Century VP International Class I
2023	< 1	24.44	-	24.44	8	1.38	1.45	-	1.45	10.96	-	10.96
2022	< 1	22.02	-	22.02	7	1.46	1.45	-	1.45	(25.84)	-	(25.84)
2021	< 1	29.70	-	29.70	9	0.16	1.45	-	1.45	7.18	-	7.18
2020	< 1	27.71	-	27.71	9	0.48	1.45	-	1.45	24.07	-	24.07
2019	< 1	22.33	-	22.33	7	0.86	1.45	-	1.45	26.57	-	26.57

AST Academic Strategies Asset Allocation
2023	68	11.30	-	14.28	888	—	1.15	-	2.60	7.43	-	8.96
2022	110	10.52	-	13.10	1,318	—	1.15	-	2.60	(15.64)	-	(14.43)
2021	178	12.46	-	15.31	2,505	—	1.15	-	2.60	9.59	-	11.16
2020	187	11.37	-	13.77	2,386	—	1.15	-	2.60	1.57	-	3.03
2019	196	11.20	-	13.37	2,324	—	1.15	-	2.60	13.11	-	14.73

AST Advanced Strategies
2023	57	17.08	-	21.59	1,135	—	1.15	-	2.60	11.58	-	13.18
2022	71	15.31	-	19.08	1,258	—	1.15	-	2.60	(18.74)	-	(17.57)
2021	78	18.84	-	23.14	1,682	—	1.15	-	2.60	10.94	-	12.53
2020	83	16.98	-	20.57	1,610	—	1.15	-	2.60	7.87	-	9.42
2019	83	15.74	-	18.80	1,432	—	1.15	-	2.60	18.77	-	20.47

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
AST Balanced Asset Allocation
2023	244	$16.02	-	20.92	$4,743	—%	1.00	-	2.65%	12.78	-	14.62%
2022	295	14.21	-	18.25	5,038	—	1.00	-	2.65	(18.42)	-	(17.09)
2021	308	18.30	-	22.01	6,373	—	1.00	-	2.30	10.30	-	11.73
2020	292	16.59	-	19.70	5,381	—	1.00	-	2.30	9.25	-	10.66
2019	320	15.18	-	17.80	5,313	—	1.00	-	2.30	16.73	-	18.23

AST Bond Portfolio 2022
2023	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
2022	—	11.74	-	12.45	—	—	1.50	-	2.00	(2.61)	-	(2.13)
2021	40	12.05	-	12.72	498	—	1.50	-	2.00	(2.87)	-	(2.39)
2020	40	12.41	-	13.03	510	—	1.50	-	2.00	2.95	-	3.45
2019	42	12.05	-	12.60	509	—	1.50	-	2.00	3.81	-	4.32

AST Bond Portfolio 2023
2023	—	10.23	-	10.85	—	—	1.50	-	2.00	3.97	-	4.48
2022	63	9.84	-	10.39	637	—	1.50	-	2.00	(5.58)	-	(5.12)
2021	11	10.95	-	10.95	124	—	1.50	-	1.50	(3.16)	-	(3.16)
2020	11	11.31	-	11.31	128	—	1.50	-	1.50	5.19	-	5.19
2019	11	10.75	-	10.75	122	—	1.50	-	1.50	4.93	-	4.93

AST Bond Portfolio 2024
2023	50	9.83	-	10.37	500	—	1.50	-	2.00	3.64	-	4.15
2022	5	9.96	-	9.96	49	—	1.50	-	1.50	(8.00)	-	(8.00)
2021	5	10.83	-	10.83	54	—	1.50	-	1.50	(3.81)	-	(3.81)
2020	5	11.25	-	11.25	56	—	1.50	-	1.50	7.05	-	7.05
2019	5	10.51	-	10.51	52	—	1.50	-	1.50	6.36	-	6.36

AST Bond Portfolio 2026
2023	17	10.14	-	10.14	168	—	1.50	-	1.50	4.37	-	4.37
2022	11	9.72	-	9.72	106	—	1.50	-	1.50	(12.01)	-	(12.01)
2021	12	11.05	-	11.05	136	—	1.50	-	1.50	(5.27)	-	(5.27)
2020	12	11.66	-	11.66	144	—	1.50	-	1.50	9.04	-	9.04
2019	28	10.69	-	10.69	297	—	1.50	-	1.50	8.40	-	8.40

AST Bond Portfolio 2030 (sub-account launched on January 2, 2019)
2023	2	10.17	-	10.17	16	—	1.50	-	1.50	3.83	-	3.83
2022	1	9.80	-	9.80	14	—	1.50	-	1.50	(18.36)	-	(18.36)
2021	1	12.00	-	12.00	17	—	1.50	-	1.50	(5.62)	-	(5.62)
2020	13	12.65	-	12.72	166	—	1.50	-	1.75	12.54	-	12.82
2019	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A

AST Bond Portfolio 2031 (sub-account launched on January 2, 2020)
2023	17	8.70	-	8.70	144	—	1.50	-	1.50	3.81	-	3.81
2022	17	8.38	-	8.38	139	—	1.50	-	1.50	(19.94)	-	(19.94)
2021	11	10.46	-	10.46	110	—	1.50	-	1.50	(6.18)	-	(6.18)
2020	1	11.15	-	11.15	13	—	1.50	-	1.50	11.54	-	11.54

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
AST Bond Portfolio 2032 (sub-account launched on January 4, 2021)
2023	3	$7.60	-	7.60	$23	—%	1.50	-	1.50%	3.61	-	3.61%
2022	3	7.34	-	7.34	22	—	1.50	-	1.50	(21.35)	-	(21.35)
2021	2	9.33	-	9.33	14	—	1.50	-	1.50	(6.69)	-	(6.69)

AST Capital Growth Asset Allocation
2023	92	18.37	-	22.13	1,878	—	1.15	-	2.30	15.44	-	16.75
2022	104	15.92	-	18.95	1,827	—	1.15	-	2.30	(18.77)	-	(17.85)
2021	124	19.59	-	23.07	2,646	—	1.15	-	2.30	14.34	-	15.65
2020	191	17.13	-	19.95	3,588	—	1.15	-	2.30	10.87	-	12.13
2019	228	15.46	-	17.79	3,722	—	1.15	-	2.30	19.50	-	20.86

AST Cohen & Steers Global Realty (sub-account merged on January 20, 2023)
2023	—	14.66	-	14.66	< 1	—	1.65	-	1.65	6.01	-	6.01
2022	< 1	13.83	-	13.83	1	—	1.65	-	1.65	(26.65)	-	(26.65)
2021	< 1	18.85	-	18.85	2	—	1.65	-	1.65	24.84	-	24.84
2020	< 1	15.10	-	15.10	2	—	1.65	-	1.65	(4.52)	-	(4.52)
2019	< 1	15.82	-	15.82	2	—	1.65	-	1.65	23.09	-	23.09

AST Cohen & Steers Realty
2023	< 1	22.36	-	22.36	13	—	1.65	-	1.65	10.27	-	10.27
2022	< 1	20.27	-	20.27	11	—	1.65	-	1.65	(26.57)	-	(26.57)
2021	< 1	27.61	-	27.61	15	—	1.65	-	1.65	40.53	-	40.53
2020	< 1	19.65	-	20.04	11	—	1.5	-	1.65	-4.42	-	-4.28
2019	< 1	20.56	-	20.94	12	—	1.5	-	1.65	29.08	-	29.28

AST Core Fixed Income
2023	10	12.36	-	13.71	138	—	1.00	-	1.65	4.63	-	5.30
2022	12	11.81	-	13.02	147	—	1.00	-	1.65	(17.64)	-	(17.11)
2021	3	14.65	-	15.71	54	—	1.00	-	1.50	(3.68)	-	(3.21)
2020	4	15.21	-	16.23	67	—	1.00	-	1.50	6.51	-	7.04
2019	4	14.28	-	15.16	61	—	1.00	-	1.50	10.64	-	11.19

AST Emerging Markets Equity
2023	< 1	8.42	-	8.42	3	—	1.65	-	1.65	10.49	-	10.49
2022	< 1	7.62	-	7.62	3	—	1.65	-	1.65	(22.99)	-	(22.99)
2021	< 1	9.90	-	9.90	4	—	1.65	-	1.65	(1.43)	-	(1.43)
2020	< 1	10.04	-	10.04	5	—	1.65	-	1.65	2.37	-	2.37
2019	< 1	9.81	-	9.81	5	—	1.65	-	1.65	11.51	-	11.51

AST Global Bond (sub-account launched on November 13, 2020)
2023	1	8.82	-	8.95	10	—	1.15	-	1.65	4.56	-	5.08
2022	1	8.43	-	8.52	10	—	1.15	-	1.65	(13.62)	-	(13.19)
2021	1	9.76	-	9.81	12	—	1.15	-	1.65	(3.06)	-	(2.58)
2020	2	10.07	-	10.07	19	—	1.15	-	1.65	0.68	-	0.75

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
AST Government Money Market
2023	23	$8.31	-	9.54	$194	4.52%	1.15	-	2.00%	2.57	-	3.43%
2022	41	8.10	-	9.22	344	1.36	1.15	-	2.00	(0.76)	-	0.07
2021	23	8.16	-	9.21	191	<0.01	1.15	-	2.00	(1.96)	-	(1.14)
2020	23	8.33	-	9.32	196	0.26	1.15	-	2.00	(1.74)	-	(0.91)
2019	48	8.47	-	9.40	302	1.67	1.15	-	2.00	(0.31)	-	0.53

AST High Yield
2023	2	18.75	-	19.21	32	—	1.00	-	1.15	9.30	-	9.46
2022	2	17.16	-	17.55	30	—	1.00	-	1.15	(12.52)	-	(12.39)
2021	2	19.61	-	20.04	35	—	1.00	-	1.15	5.13	-	5.28
2020	2	18.65	-	19.03	33	—	1.00	-	1.15	1.47	-	1.62
2019	2	18.39	-	18.73	30	—	1.00	-	1.15	13.99	-	14.16

AST International Equity
2023	11	13.97	-	16.03	162	—	1.15	-	2.00	15.45	-	16.42
2022	4	12.76	-	13.77	49	—	1.15	-	1.65	(29.84)	-	(29.50)
2021	4	18.19	-	19.53	70	—	1.15	-	1.65	10.67	-	11.22
2020	4	16.43	-	17.56	63	—	1.15	-	1.65	29.19	-	29.83
2019	4	12.72	-	13.53	49	—	1.15	-	1.65	29.96	-	30.61

AST International Value (sub-account merged on March 10, 2023)
2023	—	9.73	-	10.52	< 1	—	1.15	-	1.65	6.77	-	6.88
2022	2	9.12	-	9.84	14	—	1.15	-	1.65	(11.56)	-	(11.13)
2021	2	10.31	-	11.07	16	—	1.15	-	1.65	5.89	-	6.42
2020	2	9.74	-	10.40	22	—	1.15	-	1.65	(2.22)	-	(1.74)
2019	2	9.96	-	10.59	23	—	1.15	-	1.65	18.07	-	18.66

AST Investment Grade Bond
2023	140	16.00	-	18.24	2,431	—	1.15	-	2.00	4.40	-	5.28
2022	165	15.32	-	17.32	2,716	—	1.15	-	2.00	(15.51)	-	(14.80)
2021	70	18.13	-	20.33	1,356	—	1.15	-	2.00	(4.09)	-	(3.28)
2020	87	18.79	-	21.02	1,742	—	1.15	-	2.05	14.12	-	15.14
2019	115	16.46	-	18.26	1,982	—	1.15	-	2.05	8.99	-	9.96

AST J.P. Morgan Global Thematic
2023	5	17.53	-	19.69	91	—	1.15	-	1.90	11.76	-	12.59
2022	5	15.69	-	17.49	81	—	1.15	-	1.90	(18.53)	-	(17.92)
2021	6	19.26	-	21.30	117	—	1.15	-	1.90	10.32	-	11.13
2020	7	17.45	-	19.17	133	—	1.15	-	1.90	11.05	-	11.87
2019	8	15.72	-	17.14	134	—	1.15	-	1.90	17.20	-	18.07

AST J.P. Morgan International Equity (sub-account merged on March 10, 2023)
2023	—	11.00	-	12.54	—	—	1.15	-	2.00	4.04	-	4.20
2022	8	10.57	-	12.03	80	—	1.15	-	2.00	(21.90)	-	(21.24)
2021	8	13.54	-	15.28	103	—	1.15	-	2.00	8.89	-	9.81
2020	8	12.43	-	13.91	95	—	1.15	-	2.00	10.86	-	11.79
2019	8	11.21	-	12.45	85	—	1.15	-	2.00	24.73	-	25.77

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
AST J.P. Morgan Tactical Preservation Portfolio
2023	102	$12.68	-	16.02	$1,523	—%	1.15	-	2.60%	7.56	-	9.10%
2022	119	11.79	-	14.68	1,639	—	1.15	-	2.60	(17.86)	-	(16.68)
2021	129	14.35	-	17.63	2,142	—	1.15	-	2.60	5.21	-	6.72
2020	111	13.64	-	16.52	1,746	—	1.15	-	2.60	8.53	-	10.08
2019	118	12.57	-	15.00	1,661	—	1.15	-	2.60	11.70	-	13.30

AST Large-Cap Core
2023	2	10.63	-	27.78	28	—	1.00	-	1.15	21.70	-	21.88
2022	2	8.72	-	22.82	23	—	1.00	-	1.15	(17.94)	-	(17.81)
2021	2	10.61	-	27.81	30	—	1.00	-	1.15	5.24	-	26.39
2020	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
2019	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A

AST Large-Cap Growth Portfolio
2023	4	45.31	-	53.27	178	—	1.00	-	2.00	40.82	-	42.21
2022	4	32.17	-	37.46	133	—	1.00	-	2.00	(34.52)	-	(33.87)
2021	< 1	55.44	-	55.44	12	—	1.15	-	1.15	15.78	-	15.78
2020	< 1	45.71	-	47.89	10	—	1.15	-	1.50	37.74	-	38.22
2019	< 1	33.19	-	34.65	9	—	1.15	-	1.50	26.33	-	26.77

AST Large-Cap Value
2023	6	20.75	-	24.40	132	—	1.00	-	2.00	7.60	-	8.66
2022	6	19.28	-	22.45	123	—	1.00	-	2.00	(0.29)	-	0.70
2021	< 1	21.82	-	21.82	2	—	1.15	-	1.15	27.74	-	27.74
2020	< 1	17.08	-	17.08	1	—	1.15	-	1.15	(0.87)	-	(0.87)
2019	< 1	17.23	-	17.23	1	—	1.15	-	1.15	28.05	-	28.05

AST MFS Global Equity
2023	< 1	25.60	-	26.24	20	—	1.00	-	1.15	12.72	-	12.89
2022	< 1	22.71	-	23.24	19	—	1.00	-	1.15	(18.89)	-	(18.77)
2021	< 1	28.01	-	28.61	24	—	1.00	-	1.15	15.52	-	15.69
2020	< 1	24.24	-	24.73	22	—	1.00	-	1.15	12.88	-	13.05
2019	< 1	21.48	-	21.88	21	—	1.00	-	1.15	28.48	-	28.67

AST Mid-Cap Growth
2023	1	27.52	-	32.36	41	—	1.00	-	2.00	19.55	-	20.73
2022	1	23.02	-	26.80	35	—	1.00	-	2.00	(32.29)	-	(31.62)
2021	1	33.99	-	39.19	53	—	1.00	-	2.00	8.32	-	9.39
2020	1	31.38	-	35.83	49	—	1.00	-	2.00	32.19	-	33.50
2019	2	23.74	-	26.84	42	—	1.00	-	2.00	27.60	-	28.87

AST Neuberger Berman/LSV Mid-Cap Value
2023	3	23.59	-	27.07	65	—	1.15	-	2.00	9.88	-	10.80
2022	3	21.47	-	24.43	62	—	1.15	-	2.00	(9.58)	-	(8.82)
2021	3	23.74	-	26.79	69	—	1.15	-	2.00	31.01	-	32.11
2020	1	18.98	-	20.28	21	—	1.15	-	1.65	(3.38)	-	(2.90)
2019	1	19.64	-	20.89	24	—	1.15	-	1.65	19.05	-	19.64

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
AST Preservation Asset Allocation
2023	164	$14.31	-	17.09	$2,600	—%	1.15	-	2.25%	9.32	-	10.51%
2022	176	13.09	-	15.47	2,536	—	1.15	-	2.25	(17.48)	-	(16.58)
2021	206	15.86	-	18.54	3,589	—	1.15	-	2.25	3.90	-	5.03
2020	236	15.26	-	17.65	3,959	—	1.15	-	2.25	6.68	-	7.84
2019	247	14.31	-	16.37	3,822	—	1.15	-	2.25	12.21	-	13.43

AST Prudential Growth Allocation
2023	344	13.99	-	17.68	5,747	—	1.15	-	2.60	15.07	-	16.72
2022	409	12.16	-	15.15	5,850	—	1.15	-	2.60	(20.37)	-	(19.23)
2021	530	15.27	-	18.75	9,423	—	1.15	-	2.60	13.74	-	15.37
2020	645	13.42	-	16.26	9,998	—	1.15	-	2.60	3.17	-	4.65
2019	713	13.01	-	15.53	10,483	—	1.15	-	2.60	16.15	-	17.82

AST Small-Cap Growth
2023	< 1	30.86	-	34.29	21	—	1.00	-	1.65	15.20	-	15.94
2022	< 1	26.78	-	29.58	19	—	1.00	-	1.65	(28.75)	-	(28.29)
2021	< 1	41.24	-	41.24	11	—	1.00	-	1.00	3.50	-	3.50
2020	< 1	37.29	-	39.85	11	—	1.00	-	1.50	46.20	-	46.92
2019	< 1	25.51	-	25.51	1	—	1.50	-	1.50	28.19	-	28.19

AST Small-Cap Value
2023	2	23.08	-	25.04	42	—	1.15	-	1.65	11.91	-	12.46
2022	2	20.63	-	22.26	38	—	1.15	-	1.65	(14.73)	-	(14.31)
2021	2	24.19	-	25.98	42	—	1.15	-	1.65	29.38	-	30.02
2020	2	18.70	-	19.98	32	—	1.15	-	1.65	(0.78)	-	(0.29)
2019	2	18.84	-	20.04	33	—	1.15	-	1.65	20.00	-	20.59

AST T. Rowe Price Asset Allocation
2023	149	17.38	-	21.96	3,068	—	1.15	-	2.60	13.91	-	15.54
2022	161	15.26	-	19.01	2,861	—	1.15	-	2.60	(18.47)	-	(17.30)
2021	203	18.71	-	22.98	4,334	—	1.15	-	2.60	9.56	-	11.13
2020	180	17.88	-	20.68	3,467	—	1.15	-	2.25	10.05	-	11.25
2019	203	16.25	-	18.59	3,565	—	1.15	-	2.25	18.18	-	19.47

AST T. Rowe Price Natural Resources
2023	< 1	10.57	-	11.46	5	—	1.15	-	1.65	(0.29)	-	0.20
2022	< 1	10.60	-	11.44	6	—	1.15	-	1.65	4.37	-	4.88
2021	< 1	10.16	-	10.91	6	—	1.15	-	1.65	21.79	-	22.39
2020	3	8.34	-	8.91	21	—	1.15	-	1.65	(3.81)	-	(3.34)
2019	4	8.67	-	9.22	32	—	1.15	-	1.65	14.97	-	15.54

AST Wellington Management Hedged Equity (sub-account merged on February 24, 2023)
2023	—	14.33	-	14.55	< 1	—	1.55	-	1.65	0.59	-	0.61
2022	9	14.03	-	14.46	122	—	1.55	-	1.75	(9.27)	-	(9.09)
2021	9	15.46	-	16.02	148	—	1.50	-	1.75	10.13	-	10.40
2020	17	14.04	-	14.51	244	—	1.50	-	1.75	4.82	-	5.08
2019	18	13.39	-	13.81	248	—	1.50	-	1.75	18.48	-	18.77

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
BNY Mellon Stock Index Fund, Inc.
2023	7	$38.34	-	47.43	$298	1.43%	1.15	-	1.60%	23.93	-	24.49%
2022	7	30.93	-	38.10	244	1.33	1.15	-	1.60	(19.62)	-	(19.25)
2021	7	38.48	-	47.18	323	1.15	1.15	-	1.60	26.36	-	26.94
2020	7	30.46	-	37.17	259	1.56	1.15	-	1.60	16.13	-	16.66
2019	8	26.23	-	31.86	247	1.70	1.15	-	1.60	29.09	-	29.68

BNY Mellon Sustainable U.S. Equity Portfolio, Inc
2023	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
2022	—	29.47	-	29.47	—	0.60	1.15	-	1.15	(23.75)	-	(23.75)
2021	< 1	38.65	-	38.65	19	0.74	1.15	-	1.15	25.55	-	25.55
2020	< 1	30.78	-	30.78	16	1.07	1.15	-	1.15	22.72	-	22.72
2019	< 1	25.08	-	25.08	13	1.44	1.15	-	1.15	32.82	-	32.82

BNY Mellon VIF Government Money Market
2023	23	8.75	-	11.38	229	4.56	1.15	-	1.85	2.70	-	3.43
2022	16	8.52	-	11.00	156	1.25	1.15	-	1.85	(0.60)	-	0.11
2021	16	8.57	-	10.99	159	0.01	1.15	-	1.85	(1.83)	-	(1.13)
2020	18	8.73	-	11.11	174	0.21	1.15	-	1.85	(1.63)	-	(0.93)
2019	18	8.87	-	11.22	177	1.65	1.15	-	1.85	(0.21)	-	0.50

BNY Mellon VIF Growth and Income Initial Shares
2023	1	34.46	-	48.90	49	0.65	1.15	-	1.65	24.62	-	25.24
2022	1	27.65	-	39.05	45	0.86	1.15	-	1.65	(16.21)	-	(15.79)
2021	< 1	33.00	-	46.37	25	0.47	1.15	-	1.65	23.57	-	24.19
2020	< 1	26.71	-	37.33	21	0.77	1.15	-	1.65	22.59	-	23.21
2019	< 1	21.79	-	30.30	20	1.08	1.15	-	1.65	27.01	-	27.64

DWS Capital Growth VIP - Class A
2023	20	58.85	-	60.35	1,230	0.07	0.70	-	0.80	37.47	-	37.61
2022	22	42.81	-	43.86	978	0.10	0.70	-	0.80	(31.29)	-	(31.22)
2021	29	62.30	-	63.77	1,833	0.21	0.70	-	0.80	21.80	-	21.92
2020	33	51.15	-	52.30	1,731	0.51	0.70	-	0.80	37.93	-	38.07
2019	39	37.09	-	37.88	1,475	0.44	0.70	-	0.80	36.04	-	36.18

DWS Core Equity VIP - Class A
2023	14	44.55	-	45.69	622	0.91	0.70	-	0.80	24.57	-	24.70
2022	15	35.77	-	36.64	547	0.80	0.70	-	0.80	(16.20)	-	(16.12)
2021	15	42.68	-	43.68	665	0.76	0.70	-	0.80	24.30	-	24.42
2020	16	34.34	-	35.11	544	1.40	0.70	-	0.80	15.21	-	15.32
2019	17	29.80	-	30.44	513	1.18	0.70	-	0.80	29.26	-	29.39

DWS CROCI® International VIP - Class A
2023	9	15.19	-	15.58	141	3.29	0.70	-	0.80	18.00	-	18.12
2022	9	12.87	-	13.19	121	3.24	0.70	-	0.80	(13.88)	-	(13.79)
2021	9	14.95	-	15.30	144	2.39	0.70	-	0.80	8.37	-	8.47
2020	9	13.79	-	14.10	133	3.53	0.70	-	0.80	1.79	-	1.89
2019	10	13.55	-	13.84	144	3.02	0.70	-	0.80	20.80	-	20.92

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
DWS Global Income Builder VIP - Class A
2023	21	$22.86	-	23.30	$488	3.14%	0.70	-	0.80%	13.98	-	14.09%
2022	21	20.06	-	20.42	431	2.93	0.70	-	0.80	(15.66)	-	(15.57)
2021	22	23.78	-	24.18	522	2.34	0.70	-	0.80	10.07	-	10.18
2020	22	21.61	-	21.95	484	3.20	0.70	-	0.80	7.41	-	7.52
2019	18	20.12	-	20.41	376	4.94	0.70	-	0.80	19.21	-	19.33

DWS Global Small Cap VIP - Class A
2023	9	47.22	-	48.42	451	0.90	0.70	-	0.80	23.57	-	23.69
2022	11	38.21	-	39.15	423	0.55	0.70	-	0.80	(24.66)	-	(24.58)
2021	11	50.72	-	51.91	587	0.36	0.70	-	0.80	14.02	-	14.14
2020	13	44.48	-	45.48	571	0.84	0.70	-	0.80	16.42	-	16.54
2019	15	38.20	-	39.02	601	—	0.70	-	0.80	20.32	-	20.44

DWS Government Money Market VIP - Class A
2023	42	10.48	-	10.67	446	4.79	0.70	-	0.80	3.91	-	4.02
2022	14	10.09	-	10.25	143	1.30	0.70	-	0.80	0.50	-	0.60
2021	14	10.04	-	10.19	144	<0.01	0.70	-	0.80	(0.79)	-	(0.69)
2020	8	10.12	-	10.26	82	0.20	0.70	-	0.80	(0.56)	-	(0.47)
2019	6	10.18	-	10.31	67	1.75	0.70	-	0.80	0.96	-	1.06

DWS Small Mid Cap Growth VIP - Class A
2023	9	30.27	-	30.85	272	0.03	0.70	-	0.80	17.88	-	18.00
2022	11	25.68	-	26.14	289	—	0.70	-	0.80	(28.59)	-	(28.52)
2021	12	35.96	-	36.57	421	0.04	0.70	-	0.80	12.93	-	13.05
2020	12	31.85	-	32.35	395	0.05	0.70	-	0.80	29.14	-	29.27
2019	12	24.66	-	25.03	306	—	0.70	-	0.80	21.44	-	21.56

Federated Hermes Government Money - Class II
2023	127	8.72	-	10.96	1,428	4.41	1.15	-	1.85	2.60	-	3.33
2022	137	8.50	-	10.61	1,495	1.11	1.15	-	1.85	(0.70)	-	—
2021	149	8.56	-	10.61	1,634	<0.01	1.15	-	1.85	(1.84)	-	(1.14)
2020	181	8.72	-	10.73	2,013	0.22	1.15	-	1.85	(1.64)	-	(0.94)
2019	215	8.87	-	10.83	2,406	1.63	1.15	-	1.85	(0.23)	-	0.48

Fidelity VIP Contrafund Service Class 2
2023	533	30.93	-	48.41	21,059	0.25	1.29	-	2.44	29.90	-	31.41
2022	631	23.81	-	36.84	19,121	0.25	1.29	-	2.44	(28.27)	-	(27.43)
2021	714	33.19	-	50.77	29,924	0.03	1.29	-	2.44	24.42	-	25.87
2020	813	26.68	-	40.34	27,177	0.08	1.29	-	2.44	27.08	-	28.56
2019	977	20.99	-	31.38	25,524	0.21	1.29	-	2.44	28.09	-	29.58

Fidelity VIP Equity Income - Initial Class
2023	10	31.42	-	39.96	367	1.81	1.15	-	1.65	8.84	-	9.39
2022	13	28.87	-	36.53	426	1.87	1.15	-	1.65	(6.51)	-	(6.04)
2021	13	30.88	-	38.88	478	1.88	1.15	-	1.65	22.85	-	23.47
2020	19	25.14	-	31.49	534	1.81	1.15	-	1.65	4.95	-	5.47
2019	21	23.95	-	29.85	579	1.99	1.15	-	1.65	25.36	-	25.99

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Fidelity VIP Equity-Income Service Class 2
2023	14	$27.19	-	30.49	$410	1.55%	1.35	-	1.85%	8.35	-	8.89%
2022	17	25.09	-	28.00	470	1.68	1.35	-	1.85	(6.99)	-	(6.52)
2021	19	26.98	-	29.95	536	1.58	1.35	-	1.85	22.31	-	22.93
2020	22	22.06	-	24.37	522	1.66	1.35	-	1.85	4.48	-	5.01
2019	22	21.11	-	23.21	502	1.83	1.35	-	1.85	24.77	-	25.39

Fidelity VIP Freedom 2010 - Service Class 2
2023	114	15.09	-	18.22	1,888	3.73	1.29	-	2.34	6.55	-	7.68
2022	122	14.16	-	16.92	1,902	1.92	1.29	-	2.34	(15.67)	-	(14.77)
2021	132	16.79	-	19.85	2,426	0.74	1.29	-	2.34	3.14	-	4.24
2020	150	16.28	-	19.04	2,670	1.03	1.29	-	2.34	9.63	-	10.79
2019	163	14.85	-	17.19	2,629	1.87	1.29	-	2.34	13.06	-	14.26

Fidelity VIP Freedom 2020 - Service Class 2
2023	86	16.40	-	20.15	1,614	2.68	1.29	-	2.44	9.51	-	10.78
2022	122	14.98	-	18.19	2,112	1.81	1.29	-	2.44	(18.00)	-	(17.05)
2021	150	18.26	-	21.93	3,108	0.81	1.29	-	2.44	6.61	-	7.86
2020	158	17.52	-	20.33	3,040	0.97	1.29	-	2.29	12.11	-	13.24
2019	185	15.63	-	17.96	3,144	1.86	1.29	-	2.29	17.15	-	18.34

Fidelity VIP Freedom 2030 - Service Class 2
2023	34	18.28	-	22.67	719	2.25	1.29	-	2.49	11.64	-	12.99
2022	36	16.38	-	20.07	673	1.71	1.29	-	2.49	(19.13)	-	(18.15)
2021	37	20.25	-	24.52	847	0.82	1.29	-	2.49	9.30	-	10.63
2020	33	20.57	-	22.16	694	0.95	1.29	-	1.79	14.56	-	15.14
2019	40	16.99	-	19.25	728	1.53	1.29	-	2.19	21.41	-	22.51

Fidelity VIP Freedom Income - Service Class 2
2023	29	12.47	-	14.92	393	4.02	1.29	-	2.29	5.20	-	6.27
2022	30	11.86	-	14.04	395	1.95	1.29	-	2.29	(14.26)	-	(13.39)
2021	38	13.83	-	16.21	576	0.77	1.29	-	2.29	0.68	-	1.70
2020	39	13.73	-	15.94	588	0.99	1.29	-	2.29	7.77	-	8.87
2019	45	12.74	-	14.64	630	1.63	1.29	-	2.29	9.09	-	10.20

Fidelity VIP Government Money Market - Initial Class
2023	4281	9.54	-	10.58	42,891	4.83	0.70	-	2.05	2.77	-	4.16
2022	2786	9.28	-	10.16	26,967	1.42	0.70	-	2.05	(0.62)	-	0.73
2021	2784	9.34	-	10.08	26,955	<0.01	0.70	-	2.05	(2.02)	-	(0.69)
2020	3081	9.53	-	10.15	30,242	0.33	0.70	-	2.05	(1.72)	-	(0.38)
2019	3278	9.70	-	10.19	32,525	2.00	0.70	-	2.05	(0.05)	-	1.30

Fidelity VIP Government Money Market - Service Class 2
2023	7,141	7.77	-	9.25	66,368	4.60	1.25	-	2.59	1.95	-	3.34
2022	3,859	7.62	-	8.95	35,027	1.24	1.25	-	2.59	(1.34)	-	0.01
2021	4,054	7.72	-	8.95	36,975	<0.01	1.25	-	2.59	(2.56)	-	(1.23)
2020	4,282	7.92	-	9.06	39,740	0.25	1.25	-	2.59	(2.34)	-	(1.01)
2019	4,528	8.11	-	9.15	42,657	1.75	1.25	-	2.59	(0.85)	-	0.50

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Fidelity VIP Growth - Initial Class
2023	61	$34.08	-	61.16	$2,989	0.12%	1.15	-	1.65%	34.02	-	34.68%
2022	75	25.43	-	45.41	2,660	0.62	1.15	-	1.65	(25.69)	-	(25.32)
2021	86	34.22	-	60.81	4,069	—	1.15	-	1.65	21.20	-	21.81
2020	103	28.24	-	49.92	3,957	0.08	1.15	-	1.65	41.54	-	42.25
2019	122	19.95	-	35.10	3,306	0.26	1.15	-	1.65	32.12	-	32.78

Fidelity VIP Growth & Income Service Class 2
2023	81	31.27	-	38.87	2,912	1.39	1.29	-	2.44	15.50	-	16.85
2022	96	27.07	-	33.27	2,944	1.40	1.29	-	2.44	(7.47)	-	(6.39)
2021	113	29.25	-	35.54	3,741	2.16	1.29	-	2.44	22.59	-	24.02
2020	133	23.86	-	28.66	3,560	1.92	1.29	-	2.44	4.99	-	6.21
2019	143	22.73	-	26.98	3,615	3.49	1.29	-	2.44	26.54	-	28.01

Fidelity VIP Growth Service Class 2
2023	4	43.99	-	49.50	187	<0.01	1.35	-	1.75	33.53	-	34.06
2022	4	29.40	-	32.81	142	0.35	1.35	-	1.85	(26.03)	-	(25.66)
2021	5	39.75	-	44.14	201	—	1.35	-	1.85	20.64	-	21.25
2020	5	32.95	-	36.41	182	0.04	1.35	-	1.85	40.91	-	41.61
2019	6	23.39	-	25.71	141	0.05	1.35	-	1.85	31.51	-	32.17

Fidelity VIP High Income - Initial Class
2023	7	19.00	-	21.22	133	5.79	1.15	-	1.59	8.74	-	9.22
2022	7	16.90	-	19.43	119	4.66	1.15	-	1.65	(12.82)	-	(12.39)
2021	8	19.39	-	22.18	166	4.91	1.15	-	1.65	2.70	-	3.22
2020	10	18.88	-	21.49	188	4.95	1.15	-	1.65	1.06	-	1.57
2019	11	18.68	-	21.16	211	4.63	1.15	-	1.65	13.22	-	13.79

Fidelity VIP High Income Service Class 2
2023	51	15.81	-	19.66	941	5.40	1.29	-	2.44	7.57	-	8.82
2022	59	14.70	-	18.07	995	4.87	1.29	-	2.44	(13.81)	-	(12.81)
2021	66	17.05	-	20.72	1,281	5.02	1.29	-	2.44	1.76	-	2.95
2020	83	16.76	-	20.13	1,582	4.76	1.29	-	2.44	(0.06)	-	1.10
2019	86	16.77	-	19.91	1,630	5.04	1.29	-	2.44	11.99	-	13.29

Fidelity VIP II Contrafund - Initial Class
2023	56	46.80	-	75.21	3,392	0.43	1.15	-	1.65	31.28	-	31.93
2022	70	35.65	-	57.00	3,130	0.47	1.15	-	1.65	(27.52)	-	(27.15)
2021	83	49.19	-	78.25	5,108	0.07	1.15	-	1.65	25.74	-	26.37
2020	98	39.12	-	61.92	4,737	0.25	1.15	-	1.65	28.43	-	29.07
2019	120	30.46	-	47.97	4,503	0.45	1.15	-	1.65	29.43	-	30.07

Fidelity VIP II Index 500 - Initial Class
2023	70	33.21	-	38.57	2,699	1.46	1.15	-	1.65	24.14	-	24.76
2022	76	26.75	-	30.92	2,338	1.38	1.15	-	1.65	(19.55)	-	(19.15)
2021	105	33.25	-	38.24	3,971	1.22	1.15	-	1.65	26.47	-	27.11
2020	118	26.29	-	30.08	3,534	1.74	1.15	-	1.65	16.30	-	16.89
2019	130	22.60	-	25.74	3,311	1.89	1.15	-	1.65	29.20	-	29.85

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Fidelity VIP II Investment Grade Bond - Initial Class
2023	23	$19.61	-	20.59	$465	2.61%	1.25	-	1.45%	4.68	-	4.89%
2022	24	18.73	-	19.63	463	2.17	1.25	-	1.45	(14.21)	-	(14.04)
2021	26	21.84	-	22.84	592	1.98	1.25	-	1.45	(2.04)	-	(1.84)
2020	28	22.29	-	23.27	651	2.19	1.25	-	1.45	7.82	-	8.04
2019	31	20.67	-	21.54	663	2.67	1.25	-	1.45	8.09	-	8.30

Fidelity VIP II Investment Grade Bond - Service Class 2
2023	< 1	15.47	-	15.47	< 1	2.52	1.50	-	1.50	4.42	-	4.42
2022	< 1	14.82	-	14.82	< 1	1.98	1.50	-	1.50	(14.51)	-	(14.51)
2021	< 1	17.33	-	17.33	< 1	1.96	1.50	-	1.50	(2.38)	-	(2.38)
2020	< 1	17.76	-	17.76	< 1	2.17	1.50	-	1.50	7.53	-	7.53
2019	< 1	16.51	-	16.51	< 1	2.60	1.50	-	1.50	7.76	-	7.76

Fidelity VIP III Growth Opportunities - Service Class 2
2023	26	50.13	-	61.61	1,522	—	1.29	-	2.44	41.79	-	43.44
2022	36	35.36	-	42.95	1,427	—	1.29	-	2.44	(39.81)	-	(39.11)
2021	39	58.74	-	70.54	2,577	—	1.29	-	2.44	8.96	-	10.23
2020	41	53.91	-	63.99	2,455	—	1.29	-	2.44	64.16	-	66.07
2019	49	32.84	-	38.53	1,793	—	1.29	-	2.44	37.09	-	38.69

Fidelity VIP III Mid Cap - Service Class 2
2023	167	23.90	-	39.95	5,226	0.38	1.29	-	2.44	12.03	-	13.33
2022	184	21.33	-	35.25	5,091	0.26	1.29	-	2.44	(17.03)	-	(16.06)
2021	212	25.71	-	42.00	7,065	0.35	1.29	-	2.44	22.27	-	23.69
2020	249	21.02	-	33.95	6,704	0.39	1.29	-	2.44	15.01	-	16.35
2019	315	18.28	-	29.18	7,207	0.66	1.29	-	2.44	20.19	-	21.59

Fidelity VIP Index 500 Service Class 2
2023	105	31.66	-	38.91	3,797	1.08	1.29	-	2.44	22.84	-	24.26
2022	186	25.78	-	31.31	5,436	1.15	1.29	-	2.44	(20.39)	-	(19.47)
2021	211	32.38	-	38.88	7,680	0.90	1.29	-	2.44	25.15	-	26.61
2020	316	25.87	-	30.71	9,176	1.42	1.29	-	2.44	15.09	-	16.43
2019	477	22.48	-	26.38	11,952	1.76	1.29	-	2.44	27.84	-	29.33

Fidelity VIP Overseas - Initial Class
2023	18	17.00	-	18.40	368	1.04	1.15	-	1.65	18.54	-	19.13
2022	19	14.34	-	15.44	327	0.85	1.15	-	1.65	(25.72)	-	(25.35)
2021	29	19.30	-	20.69	665	0.53	1.15	-	1.65	17.74	-	18.33
2020	30	16.39	-	17.48	583	0.44	1.15	-	1.65	13.72	-	14.29
2019	32	14.42	-	17.17	539	1.73	1.15	-	1.65	25.68	-	26.31

Fidelity VIP Overseas - Service Class 2
2023	< 1	27.11	-	27.11	< 1	0.78	1.50	-	1.50	18.42	-	18.42
2022	< 1	22.90	-	22.90	< 1	0.85	1.50	-	1.50	(25.81)	-	(25.81)
2021	< 1	30.75	-	30.86	< 1	0.35	1.50	-	1.80	17.25	-	17.60
2020	< 1	26.22	-	26.24	6	0.23	1.50	-	1.80	13.26	-	13.61
2019	< 1	17.37	-	23.15	7	1.34	1.35	-	1.80	25.21	-	25.78

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Franklin DynaTech VIP Fund - Class 2
2023	24	$34.42	-	40.81	$893	—%	1.29	-	2.19%	40.65	-	41.93%
2022	28	24.47	-	28.75	748	—	1.29	-	2.19	(41.26)	-	(40.73)
2021	27	41.66	-	48.51	1,204	—	1.29	-	2.19	13.61	-	14.65
2020	29	36.67	-	42.31	1,140	—	1.29	-	2.19	41.73	-	43.02
2019	35	25.87	-	29.59	970	—	1.29	-	2.19	28.31	-	29.48

Franklin Growth and Income VIP Fund - Class 2
2023	293	32.86	-	42.97	11,724	2.22	1.29	-	2.54	6.24	-	7.58
2022	341	30.93	-	39.94	12,692	2.98	1.29	-	2.54	(9.16)	-	(8.01)
2021	386	34.05	-	43.41	15,685	2.47	1.29	-	2.54	22.08	-	23.63
2020	448	27.89	-	35.12	14,797	3.80	1.29	-	2.54	2.86	-	4.16
2019	517	27.11	-	33.71	16,471	2.26	1.29	-	2.54	22.49	-	24.04

Franklin Income VIP Fund - Class 2
2023	1,692	19.49	-	25.35	40,169	5.17	1.28	-	2.59	5.84	-	7.25
2022	1,973	18.41	-	23.64	43,775	4.87	1.28	-	2.59	(7.90)	-	(6.67)
2021	2,155	19.99	-	25.33	51,369	4.66	1.28	-	2.59	13.75	-	15.27
2020	2,408	17.58	-	21.97	49,943	5.88	1.28	-	2.59	(1.90)	-	(0.59)
2019	2,860	17.92	-	22.10	59,926	5.41	1.28	-	2.59	13.07	-	14.58

Franklin Large Cap Growth VIP Fund - Class 2
2023	268	30.51	-	38.95	9,904	—	1.29	-	2.54	36.91	-	38.64
2022	343	22.28	-	28.09	9,159	—	1.29	-	2.54	(38.14)	-	(37.35)
2021	395	36.02	-	44.84	16,700	—	1.29	-	2.54	12.37	-	13.79
2020	467	32.05	-	39.41	17,435	—	1.29	-	2.54	40.99	-	42.77
2019	613	22.74	-	27.60	16,085	—	1.29	-	2.54	31.18	-	32.85

Franklin Mutual Global Discovery VIP Fund - Class 2
2023	182	19.61	-	30.79	4,415	2.39	1.29	-	2.54	17.28	-	18.77
2022	224	16.72	-	25.93	4,615	1.37	1.29	-	2.54	(7.15)	-	(5.97)
2021	256	18.01	-	27.57	5,629	2.64	1.29	-	2.54	16.12	-	17.59
2020	292	15.51	-	23.45	5,468	2.31	1.29	-	2.54	(6.87)	-	(5.69)
2019	337	16.65	-	24.86	6,732	1.55	1.29	-	2.54	21.23	-	22.77

Franklin Mutual Shares VIP Fund - Class 2
2023	854	24.11	-	25.27	23,360	1.85	1.28	-	2.69	10.44	-	12.02
2022	967	21.83	-	22.56	23,747	1.82	1.28	-	2.69	(9.90)	-	(8.61)
2021	1,098	24.23	-	24.68	29,612	2.84	1.28	-	2.69	15.99	-	17.65
2020	1,242	20.89	-	20.98	28,726	2.80	1.28	-	2.69	(7.58)	-	(6.25)
2019	1,396	22.61	-	37.28	34,534	1.79	1.15	-	2.69	19.30	-	21.17

Franklin Small Cap Value VIP Fund - Class 2
2023	267	35.03	-	43.74	12,811	0.53	1.28	-	2.69	9.74	-	11.32
2022	297	31.47	-	39.86	12,868	0.97	1.28	-	2.69	(12.46)	-	(11.21)
2021	330	35.44	-	45.53	16,384	1.00	1.28	-	2.69	22.02	-	23.77
2020	361	28.63	-	37.32	14,853	1.51	1.28	-	2.69	2.38	-	3.85
2019	396	27.57	-	36.45	15,797	1.06	1.28	-	2.69	22.97	-	24.74

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Franklin Small-Mid Cap Growth VIP Fund - Class 2
2023	14	$49.85	-	61.75	$819	—%	1.29	-	2.29%	23.86	-	25.11%
2022	15	40.24	-	49.36	713	—	1.29	-	2.29	(35.20)	-	(34.54)
2021	15	62.11	-	75.40	1,044	—	1.29	-	2.29	7.51	-	8.60
2020	15	57.77	-	69.44	1,004	—	1.29	-	2.29	51.56	-	53.10
2019	18	37.74	-	49.91	759	—	1.15	-	2.34	28.38	-	29.93

Franklin U.S. Government Securities VIP Fund - Class 2
2023	338	9.58	-	12.05	3,734	2.71	1.29	-	2.44	1.94	-	3.12
2022	366	9.40	-	11.69	4,012	2.29	1.29	-	2.44	(11.94)	-	(10.91)
2021	457	10.20	-	13.12	5,647	2.44	1.29	-	2.69	(4.45)	-	(3.09)
2020	526	10.68	-	13.54	6,709	3.30	1.29	-	2.69	1.06	-	2.49
2019	557	10.56	-	13.21	7,012	2.96	1.29	-	2.69	2.42	-	3.87

Goldman Sachs VIT Large Cap Value - Institutional Class
2023	44	21.51	-	27.52	1,106	1.68	1.29	-	2.59	10.11	-	11.56
2022	52	19.53	-	24.66	1,184	1.32	1.29	-	2.59	(8.77)	-	(7.57)
2021	59	21.41	-	26.69	1,446	1.12	1.29	-	2.59	20.94	-	22.53
2020	69	17.70	-	21.78	1,403	1.38	1.29	-	2.59	1.30	-	2.64
2019	79	17.47	-	21.22	1,567	1.44	1.29	-	2.59	22.69	-	24.31

Goldman Sachs VIT Mid Cap Value - Institutional Class
2023	36	30.14	-	36.42	1,255	0.97	1.29	-	2.29	8.89	-	9.99
2022	42	27.68	-	33.11	1,326	0.64	1.29	-	2.29	(12.03)	-	(11.15)
2021	49	31.46	-	37.27	1,726	0.47	1.29	-	2.29	27.97	-	29.26
2020	53	24.59	-	28.83	1,462	0.61	1.29	-	2.29	5.93	-	7.01
2019	62	23.21	-	26.94	1,606	0.79	1.29	-	2.29	28.53	-	29.83

Goldman Sachs VIT Small Cap Equity Insights - Institutional Class
2023	78	24.31	-	51.33	2,198	1.01	1.15	-	2.44	16.39	-	17.92
2022	90	20.88	-	43.53	2,152	0.30	1.15	-	2.44	(21.33)	-	(20.30)
2021	100	26.55	-	54.62	3,047	0.45	1.15	-	2.44	20.79	-	22.37
2020	113	21.98	-	44.64	2,833	0.22	1.15	-	2.44	5.95	-	7.34
2019	135	20.74	-	41.58	3,154	0.46	1.15	-	2.44	21.82	-	23.42

Goldman Sachs VIT Strategic Growth - Institutional Class
2023	< 1	47.75	-	50.47	6	—	1.37	-	1.59	39.71	-	40.02
2022	< 1	34.18	-	36.04	5	—	1.37	-	1.59	(33.58)	-	(33.43)
2021	< 1	51.46	-	54.15	7	—	1.37	-	1.59	20.00	-	20.27
2020	< 1	29.45	-	45.02	6	0.07	1.37	-	1.65	38.21	-	38.60
2019	< 1	21.31	-	32.49	12	0.30	1.37	-	1.65	33.31	-	33.68

Goldman Sachs VIT U.S. Equity Insights - Institutional Class
2023	48	31.91	-	39.68	1,762	0.65	1.29	-	2.44	20.82	-	22.22
2022	61	26.41	-	32.47	1,833	0.75	1.29	-	2.44	(21.68)	-	(20.77)
2021	71	33.73	-	40.98	2,706	0.74	1.29	-	2.44	26.27	-	27.74
2020	95	26.71	-	32.08	2,861	0.79	1.29	-	2.44	14.70	-	16.03
2019	118	23.29	-	27.65	3,075	1.25	1.29	-	2.44	22.18	-	23.60

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco V.I. American Franchise Series I
2023	1,986	$28.54	-	37.66	$72,621	—%	0.70	-	2.30%	37.73	-	39.95%
2022	2,183	20.39	-	27.34	57,293	—	0.70	-	2.30	(32.68)	-	(31.59)
2021	2,440	29.81	-	40.62	94,146	—	0.70	-	2.30	9.38	-	11.15
2020	2,722	26.82	-	37.13	95,098	0.07	0.70	-	2.30	39.12	-	41.36
2019	3,051	18.97	-	26.69	76,285	—	0.70	-	2.30	33.65	-	35.80

Invesco V.I. American Franchise Series II
2023	428	43.20	-	55.47	15,350	—	1.29	-	2.44	37.20	-	38.79
2022	506	31.49	-	39.97	13,360	—	1.29	-	2.44	(32.96)	-	(32.18)
2021	548	46.97	-	58.93	21,627	—	1.29	-	2.44	8.94	-	10.21
2020	593	42.71	-	53.47	21,304	—	1.29	-	2.49	38.49	-	40.17
2019	667	30.84	-	38.15	17,476	—	1.29	-	2.49	33.05	-	34.67

Invesco V.I. American Value Series I
2023	1,071	31.31	-	52.07	27,946	0.63	0.70	-	2.69	12.52	-	14.80
2022	1,233	27.83	-	45.36	28,094	0.73	0.70	-	2.69	(5.21)	-	(3.29)
2021	1,400	29.36	-	46.91	33,387	0.44	0.70	-	2.69	24.53	-	27.06
2020	879	23.57	-	36.92	23,725	0.91	0.70	-	2.69	(1.58)	-	0.42
2019	958	23.95	-	36.76	25,980	0.69	0.70	-	2.69	21.69	-	24.15

Invesco V.I. American Value Series II
2023	273	40.66	-	53.41	11,599	0.37	1.29	-	2.59	12.33	-	13.81
2022	314	36.19	-	46.93	11,906	0.45	1.29	-	2.59	(5.36)	-	(4.11)
2021	370	38.24	-	48.94	14,798	0.24	1.29	-	2.59	24.34	-	25.98
2020	356	30.75	-	38.85	11,764	0.64	1.29	-	2.59	(1.74)	-	(0.44)
2019	421	29.15	-	39.02	14,163	0.41	1.29	-	2.59	21.50	-	23.10

Invesco V.I. Capital Appreciation Series I
2023	90	28.70	-	40.05	3,353	—	1.15	-	1.85	32.89	-	33.83
2022	101	21.60	-	29.92	2,765	—	1.15	-	1.85	(32.06)	-	(31.57)
2021	107	31.79	-	43.73	4,288	—	1.15	-	1.85	20.31	-	21.17
2020	122	26.42	-	36.09	4,068	—	1.15	-	1.85	34.07	-	35.03
2019	129	19.71	-	26.73	3,184	0.06	1.15	-	1.85	33.69	-	34.64

Invesco V.I. Capital Appreciation Series II
2023	269	35.12	-	47.12	11,801	—	1.29	-	2.69	31.44	-	33.30
2022	317	26.72	-	35.35	10,463	—	1.29	-	2.69	(32.81)	-	(31.85)
2021	339	39.76	-	51.87	16,552	—	1.29	-	2.69	19.02	-	20.71
2020	396	33.41	-	42.97	16,035	—	1.29	-	2.69	32.60	-	34.49
2019	479	25.20	-	31.95	14,513	—	1.29	-	2.69	32.22	-	34.10

Invesco V.I. Comstock Series I
2023	467	32.89	-	46.10	18,394	1.79	0.70	-	2.30	9.81	-	11.58
2022	513	29.95	-	41.32	18,252	1.60	0.70	-	2.30	(1.17)	-	0.42
2021	554	30.31	-	41.14	19,760	1.80	0.70	-	2.30	30.33	-	32.43
2020	602	23.26	-	31.07	16,336	2.40	0.70	-	2.30	(3.11)	-	(1.54)
2019	695	24.00	-	31.56	19,280	1.96	0.70	-	2.30	22.45	-	24.43

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco V.I. Comstock Series II
2023	1,327	$35.20	-	46.24	$49,208	1.55%	1.29	-	2.59%	9.22	-	10.66%
2022	1,486	32.23	-	41.79	50,228	1.31	1.29	-	2.59	(1.74)	-	(0.45)
2021	1,722	32.80	-	41.98	58,555	1.58	1.29	-	2.59	29.62	-	31.33
2020	1,968	25.30	-	31.96	51,315	2.16	1.29	-	2.59	(3.63)	-	(2.36)
2019	2,173	25.63	-	32.73	58,655	1.67	1.29	-	2.59	21.73	-	23.33

Invesco V.I. Conservative Balanced Series I
2023	33	16.54	-	20.12	613	1.77	1.15	-	1.65	10.76	-	11.32
2022	38	14.93	-	18.08	649	1.27	1.15	-	1.65	(18.21)	-	(17.80)
2021	51	20.29	-	21.99	1,081	1.51	1.15	-	1.80	8.65	-	9.37
2020	51	18.68	-	20.11	995	2.08	1.15	-	1.80	12.80	-	13.54
2019	54	16.56	-	17.71	933	2.25	1.15	-	1.80	15.41	-	16.17

Invesco V.I. Conservative Balanced Series II
2023	195	16.13	-	21.10	3,796	1.73	1.29	-	2.54	9.48	-	10.86
2022	211	14.74	-	19.03	3,716	1.12	1.29	-	2.54	(19.11)	-	(18.09)
2021	232	18.22	-	23.23	5,030	1.30	1.29	-	2.54	7.52	-	8.88
2020	246	16.94	-	21.34	4,919	1.80	1.29	-	2.54	11.70	-	13.11
2019	278	15.17	-	18.86	4,932	2.01	1.29	-	2.54	14.26	-	15.71

Invesco V.I. Core Equity Fund - Series I
2023	1,357	24.48	-	31.91	47,630	0.72	0.70	-	2.20	20.69	-	22.51
2022	1,567	20.28	-	26.04	44,795	0.91	0.70	-	2.20	(22.27)	-	(21.10)
2021	1,697	26.09	-	33.01	62,127	0.65	0.70	-	2.20	24.96	-	26.85
2020	1,884	20.88	-	26.02	54,821	1.34	0.70	-	2.20	11.37	-	13.06
2019	2,104	18.75	-	23.02	54,474	0.93	0.70	-	2.20	26.16	-	28.06

Invesco V.I. Core Equity Fund - Series II
2023	25	22.36	-	27.48	645	0.48	1.29	-	2.44	20.11	-	21.51
2022	29	18.62	-	22.62	626	0.58	1.29	-	2.44	(22.67)	-	(21.77)
2021	37	24.08	-	28.91	1,034	0.44	1.29	-	2.44	24.29	-	25.74
2020	43	19.37	-	22.99	957	1.07	1.29	-	2.44	10.82	-	12.11
2019	47	17.48	-	20.51	950	0.15	1.29	-	2.44	25.55	-	27.01

Invesco V.I. Core Plus Bond Series I
2023	252	13.74	-	15.74	3,887	2.52	1.10	-	1.85	4.19	-	4.98
2022	277	13.19	-	14.99	4,078	0.56	1.10	-	1.85	(16.11)	-	(15.47)
2021	289	15.72	-	17.74	5,081	1.48	1.10	-	1.85	(2.49)	-	(1.74)
2020	369	16.12	-	18.05	6,599	2.07	1.10	-	1.85	7.70	-	8.52
2019	316	14.97	-	16.64	5,265	2.90	1.10	-	1.85	9.02	-	9.85

Invesco V.I. Core Plus Bond Series II
2023	496	9.65	-	9.84	4,870	2.40	1.29	-	2.44	3.29	-	4.49
2022	569	9.34	-	9.42	5,428	0.57	1.29	-	2.44	(6.57)	-	(5.84)
2021	22	14.05	-	15.84	342	1.51	1.50	-	2.10	(3.07)	-	(2.48)
2020	21	14.49	-	16.87	330	1.83	1.30	-	2.10	7.06	-	7.92
2019	23	13.54	-	15.63	348	1.83	1.30	-	2.10	8.69	-	9.56

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco V.I. Discovery Mid Cap Growth Series I
2023	358	$12.96	-	13.25	$4,851	—%	1.10	-	1.70%	11.25	-	11.92%
2022	401	11.65	-	11.84	4,891	—	1.10	-	1.70	(32.14)	-	(31.74)
2021	497	17.34	-	48.19	8,861	—	1.10	-	1.80	16.96	-	17.80
2020	534	14.72	-	41.20	8,145	<0.01	1.10	-	1.80	38.16	-	47.18
2019	42	23.84	-	29.82	689	—	1.15	-	1.80	36.86	-	37.77

Invesco V.I. Discovery Mid Cap Growth Series II
2023	483	13.25	-	36.08	9,736	—	0.83	-	2.54	10.01	-	11.92
2022	506	11.84	-	32.79	9,479	—	0.83	-	2.54	(32.87)	-	(31.70)
2021	531	17.33	-	48.85	14,915	—	0.83	-	2.54	15.79	-	17.81
2020	602	14.71	-	42.19	14,354	—	0.83	-	2.54	36.70	-	47.09
2019	134	31.13	-	38.37	4,826	—	1.29	-	2.49	35.57	-	37.22

Invesco V.I. Diversified Dividend Series I
2023	1,098	24.92	-	36.06	82,367	1.94	0.70	-	2.05	6.84	-	8.29
2022	1,237	23.33	-	33.30	86,309	1.84	0.70	-	2.05	(3.67)	-	(2.36)
2021	1,384	24.22	-	34.11	99,882	2.12	0.70	-	2.05	16.48	-	18.06
2020	1,533	20.79	-	28.89	95,188	3.08	0.70	-	2.05	(1.89)	-	(0.56)
2019	1,744	21.19	-	29.05	107,534	2.86	0.70	-	2.05	22.55	-	24.22

Invesco V.I. Diversified Dividend Series II
2023	714	27.06	-	34.44	19,106	1.72	1.29	-	2.44	6.14	-	7.37
2022	805	25.50	-	32.08	20,197	1.59	1.29	-	2.44	(4.30)	-	(3.18)
2021	909	26.64	-	33.13	23,704	1.91	1.29	-	2.44	15.72	-	17.07
2020	1,034	22.41	-	28.30	23,122	2.86	1.29	-	2.59	(2.70)	-	(1.42)
2019	1,108	23.03	-	28.71	25,298	2.65	1.29	-	2.59	21.56	-	23.17

Invesco V.I. Equally-Weighted S&P 500 Fund - Series I (sub-account launched on April 29, 2022)
2023	2,538	10.66	-	10.91	27,330	1.37	0.70	-	2.05	11.41	-	12.92
2022	2,680	9.57	-	9.66	25,751	1.02	0.70	-	2.05	(4.29)	-	(3.42)

Invesco V.I. Equally-Weighted S&P 500 Fund - Series II (sub-account launched on April 29, 2022)
2023	3,835	10.52	-	10.75	40,922	1.16	1.29	-	2.59	10.52	-	11.97
2022	4,263	9.52	-	9.60	40,802	0.84	1.29	-	2.59	(4.84)	-	(4.00)

Invesco V.I. Equity and Income Series I
2023	653	29.67	-	47.11	18,490	1.97	1.00	-	1.98	8.39	-	9.46
2022	709	27.37	-	43.04	18,536	1.71	1.00	-	1.98	(9.32)	-	(8.43)
2021	809	30.19	-	47.00	22,588	2.02	1.00	-	1.98	16.33	-	17.47
2020	644	25.95	-	40.01	16,135	2.39	1.00	-	1.98	7.80	-	8.86
2019	748	24.07	-	36.75	17,315	2.50	1.00	-	1.98	18.01	-	19.17

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco V.I. Equity and Income Series II
2023	514	$23.69	-	35.40	$15,185	1.68%	1.29	-	2.54%	7.46	-	8.82%
2022	586	25.09	-	32.53	15,997	1.39	1.29	-	2.59	(10.08)	-	(8.90)
2021	663	27.90	-	35.71	19,906	1.61	1.29	-	2.59	15.31	-	16.83
2020	762	24.20	-	30.57	19,769	2.20	1.29	-	2.59	6.83	-	8.24
2019	874	22.65	-	28.24	21,036	2.26	1.29	-	2.59	16.92	-	18.46

Invesco V.I. EQV International Equity Fund Series I
2023	383	18.19	-	26.77	10,603	0.19	1.10	-	1.70	16.16	-	16.86
2022	417	15.66	-	22.91	9,858	1.67	1.10	-	1.70	(19.68)	-	(19.20)
2021	463	19.49	-	28.35	13,615	1.24	1.10	-	1.70	4.10	-	4.73
2020	506	18.73	-	27.07	14,140	2.40	1.10	-	1.70	12.07	-	12.75
2019	544	16.71	-	24.01	13,563	1.55	1.10	-	1.70	26.41	-	27.17

Invesco V.I. EQV International Equity Series II
2023	61	11.76	-	14.45	911	—	1.29	-	2.44	15.02	-	16.35
2022	70	10.22	-	12.42	899	1.38	1.29	-	2.44	(20.48)	-	(19.55)
2021	80	12.85	-	15.44	1,277	1.06	1.29	-	2.44	3.05	-	4.25
2020	88	12.47	-	14.81	1,342	2.17	1.29	-	2.44	10.98	-	12.27
2019	107	11.24	-	13.19	1,458	1.28	1.29	-	2.44	25.13	-	26.59

Invesco V.I. Global Core Equity Series I
2023	441	18.35	-	25.84	14,948	0.56	0.70	-	2.05	19.26	-	20.88
2022	501	15.39	-	21.37	14,021	0.34	0.70	-	2.05	(23.46)	-	(22.42)
2021	560	20.11	-	27.55	20,284	0.94	0.70	-	2.05	13.62	-	15.16
2020	622	17.70	-	23.92	19,715	1.34	0.70	-	2.05	10.93	-	12.44
2019	727	15.95	-	21.28	20,359	1.40	0.70	-	2.05	22.66	-	24.32

Invesco V.I. Global Core Equity Series II
2023	398	19.08	-	25.06	7,775	0.29	1.29	-	2.59	18.34	-	19.90
2022	454	16.12	-	20.90	7,438	0.02	1.29	-	2.59	(24.16)	-	(23.16)
2021	488	21.25	-	27.20	10,444	0.72	1.29	-	2.59	12.73	-	14.22
2020	550	18.85	-	23.81	10,361	1.08	1.29	-	2.59	10.13	-	11.58
2019	607	17.12	-	21.34	10,312	1.14	1.29	-	2.59	21.61	-	23.21

Invesco V.I. Global Series I
2023	38	36.19	-	54.04	2,015	0.23	1.15	-	1.85	32.26	-	33.20
2022	41	27.36	-	40.57	1,618	—	1.15	-	1.85	(33.02)	-	(32.54)
2021	48	40.85	-	60.15	2,762	—	1.15	-	1.85	13.36	-	14.17
2020	53	36.03	-	52.68	2,709	0.70	1.15	-	1.85	25.29	-	26.18
2019	58	28.76	-	41.75	2,319	0.90	1.15	-	1.85	29.36	-	30.28

Invesco V.I. Global Series II
2023	104	42.43	-	55.48	5,400	—	1.29	-	2.54	31.07	-	32.72
2022	123	32.37	-	41.80	4,823	—	1.29	-	2.54	(33.65)	-	(32.81)
2021	127	48.79	-	62.21	7,430	—	1.29	-	2.54	12.26	-	13.69
2020	141	43.46	-	54.72	7,242	0.44	1.29	-	2.54	24.12	-	25.70
2019	165	35.01	-	43.54	6,777	0.64	1.29	-	2.54	28.14	-	29.76

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco V.I. Global Strategic Income Series I
2023	32	$18.39	-	21.55	$421	—%	1.15	-	1.65%	7.11	-	7.64%
2022	42	16.46	-	20.02	458	—	1.15	-	1.85	(13.09)	-	(12.47)
2021	45	18.94	-	22.87	566	4.47	1.15	-	1.85	(5.19)	-	(4.52)
2020	49	19.98	-	23.95	672	5.31	1.15	-	1.85	1.50	-	2.22
2019	66	19.68	-	23.43	980	3.89	1.15	-	1.85	8.76	-	9.54

Invesco V.I. Global Strategic Income Series II
2023	923	14.04	-	18.36	15,783	—	1.29	-	2.54	5.87	-	7.20
2022	1,044	13.27	-	17.13	16,717	—	1.29	-	2.54	(13.94)	-	(12.85)
2021	1,179	15.41	-	19.65	21,740	4.20	1.29	-	2.54	(6.00)	-	(4.80)
2020	1,238	16.40	-	20.65	24,071	5.28	1.29	-	2.54	0.39	-	1.67
2019	1,400	16.33	-	20.31	26,923	3.39	1.29	-	2.54	7.82	-	9.18

Invesco V.I. Government Money Market Series I
2023	222	9.37	-	11.63	2,510	4.79	1.10	-	1.70	3.10	-	3.72
2022	242	9.09	-	11.21	2,641	1.44	1.10	-	1.70	(0.25)	-	0.35
2021	253	9.11	-	11.17	2,740	<0.01	1.10	-	1.70	(1.68)	-	(1.09)
2020	323	9.27	-	11.29	3,522	0.29	1.10	-	1.70	(1.40)	-	(0.80)
2019	360	9.40	-	11.39	3,934	1.87	1.10	-	1.70	0.18	-	0.78

Invesco V.I. Government Money Market Series II
2023	< 1	8.13	-	9.08	< 1	4.38	1.50	-	2.00	2.53	-	3.05
2022	< 1	7.60	-	9.19	3	1.17	1.30	-	2.20	(0.94)	-	(0.05)
2021	< 1	7.68	-	9.20	5	<0.01	1.30	-	2.20	(2.17)	-	(1.28)
2020	11	7.85	-	9.32	94	0.22	1.30	-	2.20	(1.97)	-	(1.08)
2019	12	8.00	-	9.42	107	1.70	1.30	-	2.20	(0.57)	-	0.33

Invesco V.I. Government Securities Series I
2023	216	13.96	-	16.62	3,375	2.02	1.10	-	1.70	2.86	-	3.48
2022	235	13.58	-	16.07	3,557	1.94	1.10	-	1.70	(11.80)	-	(11.27)
2021	274	15.39	-	18.11	4,649	2.16	1.10	-	1.70	(3.91)	-	(3.34)
2020	328	16.02	-	18.73	5,720	2.57	1.10	-	1.70	4.48	-	5.11
2019	303	15.33	-	17.82	5,182	2.44	1.10	-	1.70	4.29	-	4.91

Invesco V.I. Government Securities Series II
2023	11	10.83	-	12.92	127	1.74	1.30	-	2.10	2.30	-	3.11
2022	16	10.59	-	12.53	186	1.74	1.30	-	2.10	(12.43)	-	(11.73)
2021	16	12.09	-	14.19	213	2.20	1.30	-	2.10	(4.46)	-	(3.69)
2020	16	12.66	-	14.74	222	2.17	1.30	-	2.10	3.77	-	4.60
2019	17	12.20	-	14.09	220	2.07	1.30	-	2.10	3.55	-	4.38

Invesco V.I. Growth and Income Series II
2023	483	34.75	-	46.93	20,078	1.28	1.29	-	2.69	9.41	-	10.96
2022	558	31.76	-	42.30	20,985	1.22	1.29	-	2.69	(8.51)	-	(7.21)
2021	690	34.71	-	45.58	28,028	1.31	1.29	-	2.69	24.77	-	26.54
2020	819	27.82	-	36.02	26,438	1.99	1.29	-	2.69	(0.87)	-	0.54
2019	908	28.06	-	35.83	29,297	1.53	1.29	-	2.69	21.52	-	23.24

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco V.I. High Yield Fund - Series I
2023	254	$12.45	-	13.23	$5,282	4.94%	0.70	-	1.98%	8.02	-	9.41%
2022	298	11.38	-	12.24	5,732	4.40	0.70	-	1.98	(11.32)	-	(10.18)
2021	348	12.67	-	13.81	7,484	4.65	0.70	-	1.98	2.34	-	3.65
2020	383	12.23	-	13.49	7,963	5.72	0.70	-	1.98	1.29	-	2.60
2019	440	11.92	-	13.32	8,998	5.61	0.70	-	1.98	11.28	-	12.72

Invesco V.I. High Yield Series II
2023	268	17.57	-	23.08	3,454	4.94	1.29	-	2.59	6.96	-	8.37
2022	305	16.43	-	21.30	3,594	4.22	1.29	-	2.59	(11.87)	-	(10.71)
2021	396	18.64	-	23.85	5,151	4.43	1.29	-	2.59	1.33	-	2.66
2020	398	18.39	-	23.23	5,291	5.72	1.29	-	2.59	0.25	-	1.57
2019	432	18.35	-	22.87	5,777	5.54	1.29	-	2.59	10.25	-	11.70

Invesco V.I. Main Street Mid Cap Series I
2023	197	25.86	-	41.08	6,748	0.28	1.10	-	2.10	12.09	-	13.22
2022	221	22.64	-	36.29	6,696	0.35	1.10	-	2.20	(16.12)	-	(15.20)
2021	238	27.00	-	42.79	8,584	0.45	1.10	-	2.20	20.56	-	21.90
2020	247	22.39	-	35.10	7,372	0.71	1.10	-	2.20	6.87	-	8.05
2019	280	20.95	-	32.49	7,759	0.49	1.10	-	2.20	22.55	-	23.91

Invesco V.I. Main Street Mid Cap Series II
2023	20	22.90	-	28.80	540	0.04	1.29	-	2.44	11.39	-	12.68
2022	22	20.55	-	25.56	533	0.07	1.29	-	2.44	(16.52)	-	(15.55)
2021	28	24.62	-	30.27	809	0.25	1.29	-	2.44	19.89	-	21.28
2020	32	20.54	-	24.96	748	0.50	1.29	-	2.44	6.30	-	7.54
2019	36	19.32	-	23.21	816	0.21	1.29	-	2.44	22.01	-	23.43

Invesco V.I. Main Street Series I
2023	26	31.88	-	35.25	874	0.83	1.15	-	1.85	20.96	-	21.81
2022	30	26.35	-	28.93	814	1.35	1.15	-	1.85	(21.60)	-	(21.05)
2021	36	33.61	-	36.65	1,230	0.66	1.15	-	1.85	25.22	-	26.11
2020	43	26.84	-	29.06	1,158	1.41	1.15	-	1.85	11.84	-	12.64
2019	50	24.00	-	25.80	1,213	1.03	1.15	-	1.85	29.65	-	30.57

Invesco V.I. Main Street Series II
2023	369	35.27	-	47.64	16,351	0.48	1.29	-	2.69	19.56	-	21.25
2022	441	29.50	-	39.29	16,154	1.06	1.29	-	2.69	(22.44)	-	(21.33)
2021	539	38.03	-	49.95	25,025	0.49	1.29	-	2.69	23.84	-	25.59
2020	642	30.71	-	39.77	23,862	1.14	1.29	-	2.69	10.66	-	12.23
2019	729	27.76	-	35.43	24,296	0.82	1.29	-	2.69	28.22	-	30.04

Invesco V.I. Main Street Small Cap Series I
2023	11	63.20	-	69.68	720	1.08	1.25	-	1.65	16.20	-	16.67
2022	12	54.38	-	59.72	709	0.43	1.25	-	1.65	(17.21)	-	(16.88)
2021	19	65.69	-	71.85	1,338	0.37	1.25	-	1.65	20.55	-	21.03
2020	23	54.49	-	59.36	1,298	0.61	1.25	-	1.65	17.97	-	18.44
2019	26	46.19	-	50.12	1,268	0.20	1.25	-	1.65	24.40	-	24.90

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco V.I. Main Street Small Cap Fund - Series II
2023	124	$50.90	-	65.13	$7,545	0.92%	1.29	-	2.44%	14.97	-	16.31%
2022	140	44.28	-	56.00	7,349	0.24	1.29	-	2.44	(18.08)	-	(17.12)
2021	169	54.04	-	67.57	10,650	0.18	1.29	-	2.44	19.30	-	20.69
2020	201	45.30	-	55.99	10,539	0.36	1.29	-	2.44	16.74	-	18.10
2019	231	38.13	-	47.41	10,287	—	1.29	-	2.54	22.95	-	24.51

Invesco V.I. Technology Series I
2023	63	43.35	-	48.77	2,928	—	1.10	-	1.70	44.48	-	45.34
2022	78	30.00	-	33.56	2,492	—	1.10	-	1.70	(40.96)	-	(40.61)
2021	83	50.82	-	56.50	4,478	—	1.10	-	1.70	12.48	-	13.16
2020	100	45.18	-	49.93	4,779	—	1.10	-	1.70	43.65	-	44.52
2019	111	31.45	-	34.55	3,653	—	1.10	-	1.70	33.59	-	34.39

Invesco V.I. Technology Series II
2023	< 1	42.03	-	44.59	3	—	1.30	-	1.60	44.40	-	44.83
2022	< 1	29.10	-	30.79	2	—	1.30	-	1.60	(41.06)	-	(40.89)
2021	< 1	49.38	-	52.08	4	—	1.30	-	1.60	12.27	-	12.61
2020	< 1	42.19	-	46.25	6	—	1.30	-	1.85	43.12	-	43.91
2019	< 1	29.48	-	32.14	7	—	1.30	-	1.85	33.08	-	33.81

Janus Henderson VIT Forty Institutional Shares
2023	< 1	69.36	-	69.36	< 1	0.18	1.50	-	1.50	37.87	-	37.87
2022	< 1	50.31	-	50.31	< 1	0.20	1.50	-	1.50	(34.55)	-	(34.55)
2021	< 1	76.86	-	76.86	< 1	—	1.50	-	1.50	21.06	-	21.06
2020	< 1	63.49	-	63.49	< 1	0.27	1.50	-	1.50	37.31	-	37.31
2019	< 1	46.24	-	46.24	< 1	0.16	1.50	-	1.50	35.11	-	35.11

Lazard Retirement Series Emerging Market Equity Service Shares
2023	< 1	53.79	—	53.79	< 1	5.01	1.50	—	1.50	20.45	—	20.45
2022	< 1	44.66	-	44.66	< 1	3.36	1.50	-	1.50	(16.39)	-	(16.39)
2021	< 1	53.42	-	53.42	< 1	1.88	1.50	-	1.50	3.89	-	3.89
2020	< 1	51.42	-	51.42	< 1	2.41	1.50	-	1.50	(2.75)	-	(2.75)
2019	< 1	52.87	-	52.87	< 1	0.89	1.50	-	1.50	16.37	-	16.37

Legg Mason Partners Clearbridge Variable Large Cap Value - Class I
2023	< 1	36.09	-	36.09	< 1	1.29	1.50	-	1.50	13.37	-	13.37
2022	< 1	31.83	-	31.83	< 1	1.11	1.50	-	1.50	(7.83)	-	(7.83)
2021	< 1	34.53	-	34.53	< 1	0.99	1.50	-	1.50	24.32	-	24.32
2020	< 1	27.78	-	27.78	< 1	1.82	1.50	-	1.50	3.67	-	3.67
2019	< 1	26.79	-	26.79	< 1	1.78	1.50	-	1.50	26.95	-	26.95

Lord Abbett Bond Debenture
2023	312	16.80	-	21.24	6,192	4.81	1.29	-	2.49	3.92	-	5.18
2022	361	16.17	-	20.19	6,822	4.10	1.29	-	2.49	(14.95)	-	(13.92)
2021	416	19.01	-	23.46	9,154	2.82	1.29	-	2.49	0.72	-	1.95
2020	470	18.87	-	23.01	10,225	3.72	1.29	-	2.49	4.65	-	5.92
2019	521	18.04	-	21.72	10,735	3.91	1.29	-	2.49	10.55	-	11.89

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Lord Abbett Fundamental Equity
2023	51	$27.44	-	33.68	$1,607	0.55%	1.29	-	2.34%	11.98	-	13.16%
2022	63	24.51	-	29.77	1,751	1.03	1.29	-	2.34	(14.03)	-	(13.11)
2021	70	28.50	-	34.26	2,249	0.79	1.29	-	2.34	24.35	-	25.67
2020	84	22.92	-	27.26	2,144	1.21	1.29	-	2.34	(0.59)	-	0.46
2019	96	23.06	-	27.13	2,464	1.17	1.29	-	2.34	18.69	-	19.95

Lord Abbett Growth and Income
2023	175	22.97	-	28.76	4,697	0.92	1.29	-	2.44	10.45	-	11.73
2022	193	20.80	-	25.74	4,659	1.22	1.29	-	2.44	(11.63)	-	(10.60)
2021	224	23.54	-	28.79	6,089	1.00	1.29	-	2.44	25.89	-	27.36
2020	279	18.70	-	22.61	5,963	1.66	1.29	-	2.44	0.21	-	1.37
2019	320	18.66	-	22.30	6,775	1.60	1.29	-	2.44	19.52	-	20.92

Lord Abbett Growth Opportunities
2023	66	29.47	-	36.90	2,279	—	1.29	-	2.44	8.00	-	9.25
2022	75	27.29	-	33.77	2,384	—	1.29	-	2.44	(34.17)	-	(33.40)
2021	82	41.46	-	50.71	3,905	—	1.29	-	2.44	3.87	-	5.09
2020	106	39.91	-	48.26	4,839	—	1.29	-	2.44	36.00	-	37.58
2019	125	29.35	-	35.07	4,201	—	1.29	-	2.44	33.06	-	34.61

Lord Abbett Mid Cap Stock
2023	201	21.81	-	27.57	5,182	0.46	1.29	-	2.49	12.57	-	13.94
2022	223	19.38	-	24.20	5,075	0.74	1.29	-	2.49	(13.41)	-	(12.36)
2021	300	22.38	-	27.61	7,724	0.55	1.29	-	2.49	25.52	-	27.04
2020	363	17.83	-	21.74	7,410	1.08	1.29	-	2.49	(0.04)	-	1.18
2019	402	17.83	-	21.48	8,148	0.88	1.29	-	2.49	19.61	-	21.06

MFS VIT Growth Initial Class
2023	17	27.55	-	63.49	844	—	1.15	-	1.65	33.65	-	34.32
2022	20	20.61	-	47.27	711	—	1.15	-	1.65	(32.75)	-	(32.42)
2021	23	30.65	-	69.94	1,166	—	1.15	-	1.65	21.51	-	22.12
2020	25	25.23	-	57.27	1,046	—	1.15	-	1.65	29.70	-	30.35
2019	28	19.45	-	43.94	925	—	1.15	-	1.65	35.89	-	36.57

MFS VIT Growth Service Class
2023	2	38.32	-	42.98	62	—	1.35	-	1.85	33.02	-	33.69
2022	2	28.81	-	32.15	52	—	1.35	-	1.85	(33.06)	-	(32.72)
2021	2	43.04	-	47.79	79	—	1.35	-	1.85	20.97	-	21.58
2020	2	35.58	-	39.31	67	—	1.35	-	1.85	29.11	-	29.76
2019	2	27.56	-	30.29	61	—	1.35	-	1.85	35.24	-	35.92

MFS VIT High Yield Initial Class
2023	12	22.85	-	24.00	279	5.81	1.25	-	1.45	10.79	-	11.02
2022	12	20.63	-	21.62	257	5.64	1.25	-	1.45	(11.80)	-	(11.62)
2021	23	23.39	-	24.46	561	3.29	1.25	-	1.45	2.00	-	2.20
2020	7	22.93	-	23.93	164	5.48	1.25	-	1.45	3.57	-	3.78
2019	8	22.14	-	23.06	188	5.57	1.25	-	1.45	13.16	-	13.38

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
MFS VIT Investors Trust Initial Class
2023	23	$30.77	-	40.35	$766	0.73%	1.15	-	1.65%	17.04	-	17.62%
2022	23	26.29	-	34.30	666	0.67	1.15	-	1.65	(17.85)	-	(17.44)
2021	25	32.00	-	41.55	850	0.61	1.15	-	1.65	24.74	-	25.36
2020	28	25.65	-	33.14	781	0.69	1.15	-	1.65	12.01	-	12.57
2019	35	22.90	-	29.44	877	0.67	1.15	-	1.65	29.43	-	30.08

MFS VIT Investors Trust Service Class
2023	2	30.73	-	34.47	80	0.46	1.35	-	1.85	16.49	-	17.07
2022	3	26.38	-	29.44	73	0.43	1.35	-	1.85	(18.22)	-	(17.81)
2021	5	32.26	-	35.82	171	0.41	1.35	-	1.85	24.18	-	24.80
2020	5	25.98	-	28.70	152	0.43	1.35	-	1.85	11.51	-	12.07
2019	6	23.30	-	25.61	137	0.48	1.35	-	1.85	28.83	-	29.48

MFS VIT New Discovery Initial Class
2023	20	32.13	-	71.38	1,002	—	1.15	-	1.65	12.55	-	13.11
2022	21	28.55	-	63.11	968	—	1.15	-	1.65	(30.91)	-	(30.56)
2021	19	41.32	-	90.88	1,262	—	1.15	-	1.65	0.13	-	0.64
2020	21	41.26	-	90.31	1,381	—	1.15	-	1.65	43.50	-	44.22
2019	25	28.75	-	62.62	1,168	—	1.15	-	1.65	39.38	-	40.08

MFS VIT New Discovery Service Class
2023	2	33.02	-	34.97	71	—	1.35	-	1.60	12.44	-	12.72
2022	2	27.80	-	31.03	63	—	1.35	-	1.85	(31.28)	-	(30.94)
2021	2	40.46	-	44.93	97	—	1.35	-	1.85	(0.30)	-	0.20
2020	2	40.58	-	44.83	107	—	1.35	-	1.85	42.90	-	43.62
2019	3	28.40	-	31.22	80	—	1.35	-	1.85	38.67	-	39.37

MFS VIT Research Initial Class
2023	8	28.44	-	40.22	289	0.51	1.15	-	1.65	20.42	-	21.02
2022	11	23.62	-	33.23	317	0.45	1.15	-	1.65	(18.56)	-	(18.16)
2021	14	29.00	-	40.60	488	0.55	1.15	-	1.65	22.76	-	23.38
2020	17	23.62	-	32.91	477	0.73	1.15	-	1.65	14.69	-	15.26
2019	19	20.60	-	28.55	456	0.75	1.15	-	1.65	30.77	-	31.43

MFS VIT Research Service Class
2023	< 1	32.47	-	36.42	33	0.24	1.35	-	1.85	19.88	-	20.48
2022	1	27.09	-	30.23	30	0.18	1.35	-	1.85	(18.95)	-	(18.54)
2021	1	33.42	-	37.11	48	0.33	1.35	-	1.85	22.22	-	22.83
2020	1	27.35	-	30.21	41	0.51	1.35	-	1.85	14.17	-	14.75
2019	2	23.95	-	26.33	41	0.56	1.35	-	1.85	30.16	-	30.81

MFS VIT Total Return Bond Initial Class
2023	28	19.94	-	20.94	589	3.17	1.25	-	1.45	5.84	-	6.05
2022	32	18.84	-	19.75	624	2.80	1.25	-	1.45	(15.17)	-	(15.00)
2021	27	22.21	-	23.23	619	2.70	1.25	-	1.45	(2.24)	-	(2.05)
2020	28	22.72	-	23.72	664	2.81	1.25	-	1.45	6.91	-	7.12
2019	34	21.25	-	22.14	741	3.42	1.25	-	1.45	8.62	-	8.84

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
MFS VIT Utilities Initial Class
2023	< 1	$44.00	-	46.59	$38	3.88%	1.35	-	1.59%	(3.65)	-	(3.42)%
2022	3	45.66	-	48.23	167	2.24	1.35	-	1.59	(0.83)	-	(0.59)
2021	4	46.05	-	48.52	204	1.75	1.35	-	1.59	12.29	-	12.56
2020	5	41.01	-	43.11	201	2.50	1.35	-	1.59	4.23	-	4.48
2019	5	39.34	-	41.26	194	3.76	1.35	-	1.59	23.10	-	23.39

MFS VIT Utilities Service Class
2023	2	34.42	-	36.45	61	3.34	1.35	-	1.60	(3.89)	-	(3.64)
2022	3	35.81	-	37.83	127	2.22	1.35	-	1.60	(1.12)	-	(0.87)
2021	3	34.37	-	38.16	132	1.27	1.35	-	1.85	11.73	-	12.29
2020	8	30.76	-	33.98	280	2.09	1.35	-	1.85	3.68	-	4.20
2019	11	29.67	-	32.62	426	3.64	1.35	-	1.85	22.50	-	23.12

Morgan Stanley VIF Core Plus Fixed Income Class I (sub-account merged on July 28, 2023)
2023	—	14.23	-	15.93	< 1	4.07	1.35	-	1.85	1.56	-	1.85
2022	7	14.02	-	15.64	111	3.93	1.35	-	1.85	(15.91)	-	(15.48)
2021	9	16.67	-	18.51	156	4.06	1.35	-	1.85	(2.16)	-	(1.67)
2020	10	17.04	-	18.82	178	2.86	1.35	-	1.85	5.81	-	6.35
2019	10	16.10	-	17.70	169	4.07	1.35	-	1.85	8.84	-	9.38

Morgan Stanley VIF Discovery Class I
2023	208	44.15	-	60.08	10,079	—	0.70	-	2.30	41.07	-	43.34
2022	231	31.29	-	41.91	7,891	—	0.70	-	2.30	(63.81)	-	(63.22)
2021	265	86.46	-	113.96	24,912	—	0.70	-	2.30	(13.08)	-	(11.68)
2020	293	99.48	-	129.03	31,500	—	0.70	-	2.30	146.58	-	150.54
2019	327	40.34	-	51.50	14,160	—	0.70	-	2.30	36.92	-	39.13

Morgan Stanley VIF Discovery Class II
2023	150	50.32	-	66.10	6,841	—	1.29	-	2.59	40.44	-	42.28
2022	181	35.83	-	46.46	5,736	—	1.29	-	2.59	(63.92)	-	(63.45)
2021	176	99.31	-	127.10	15,746	—	1.29	-	2.59	(13.48)	-	(12.34)
2020	200	114.79	-	144.99	20,476	—	1.29	-	2.59	145.58	-	148.80
2019	285	29.27	-	58.27	11,239	—	1.29	-	2.59	36.37	-	38.16

Morgan Stanley VIF Emerging Markets Debt Class II
2023	114	16.56	-	26.83	2,729	8.75	1.29	-	2.59	8.82	-	10.25
2022	125	15.22	-	24.34	2,709	7.58	1.29	-	2.59	(20.89)	-	(19.85)
2021	139	19.24	-	30.36	3,760	5.15	1.29	-	2.59	(4.49)	-	(3.23)
2020	151	20.14	-	31.38	4,257	4.52	1.29	-	2.59	2.82	-	4.17
2019	184	19.59	-	30.12	5,024	5.22	1.29	-	2.59	11.23	-	12.70

Morgan Stanley VIF Emerging Markets Equity Class I
2023	336	21.75	-	24.82	7,172	1.64	0.70	-	2.20	9.54	-	11.19
2022	396	19.56	-	22.66	7,578	0.43	0.70	-	2.20	(26.71)	-	(25.60)
2021	441	26.29	-	30.92	11,437	0.84	0.70	-	2.20	0.75	-	2.27
2020	461	25.70	-	30.69	11,817	1.39	0.70	-	2.20	11.95	-	13.64
2019	520	22.62	-	29.30	11,773	1.07	0.70	-	2.20	16.98	-	18.75

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Morgan Stanley VIF Emerging Markets Equity Class II
2023	56	$29.02	-	36.94	$1,919	1.58%	1.29	-	2.44%	9.26	-	10.53%
2022	62	26.56	-	33.42	1,933	0.37	1.29	-	2.44	(26.95)	-	(26.09)
2021	69	36.36	-	45.22	2,906	0.80	1.29	-	2.44	0.46	-	1.63
2020	73	36.19	-	44.49	3,023	1.36	1.29	-	2.44	11.59	-	12.89
2019	83	32.43	-	39.41	3,063	1.01	1.29	-	2.44	16.62	-	17.97

Morgan Stanley VIF Global Franchise Class II (sub-account merged on September 28, 2023)
2023	—	45.35	-	59.36	< 1	0.53	1.29	-	2.59	8.31	-	9.33
2022	363	41.87	-	54.29	16,527	0.61	1.29	-	2.59	(19.68)	-	(18.63)
2021	418	52.14	-	66.72	23,526	0.67	1.29	-	2.59	18.55	-	20.11
2020	471	43.98	-	55.55	22,231	0.84	1.29	-	2.59	10.30	-	11.75
2019	545	39.87	-	49.71	23,115	0.92	1.29	-	2.59	26.20	-	27.86

Morgan Stanley VIF Global Infrastructure Class I
2023	302	20.31	-	26.41	16,820	2.53	0.70	-	1.85	2.64	-	3.82
2022	341	19.78	-	25.44	18,690	2.89	0.70	-	1.85	(9.70)	-	(8.66)
2021	389	21.91	-	27.85	23,815	2.46	0.70	-	1.85	12.17	-	13.46
2020	454	19.53	-	24.54	24,397	1.69	0.70	-	1.85	(2.96)	-	(1.84)
2019	544	20.13	-	25.00	29,574	2.75	0.70	-	1.85	25.95	-	27.41

Morgan Stanley VIF Global Infrastructure Class II
2023	302	29.62	-	38.91	6,305	2.32	1.29	-	2.59	1.60	-	2.93
2022	355	29.16	-	37.80	7,214	2.71	1.29	-	2.59	(10.67)	-	(9.50)
2021	377	32.64	-	41.77	8,524	2.35	1.29	-	2.59	11.07	-	12.54
2020	398	29.39	-	37.12	8,048	1.42	1.29	-	2.59	(3.97)	-	(2.71)
2019	449	30.60	-	38.15	9,427	2.50	1.29	-	2.59	24.58	-	26.22

Morgan Stanley VIF Global Strategist Class I
2023	1,642	16.42	-	18.43	32,192	1.68	0.70	-	2.10	11.71	-	13.28
2022	1,834	14.70	-	16.27	31,607	—	0.70	-	2.10	(18.67)	-	(17.52)
2021	2,049	17.71	-	19.73	42,963	1.84	0.70	-	2.20	6.01	-	7.61
2020	2,203	16.70	-	18.33	43,288	1.47	0.70	-	2.20	8.50	-	10.14
2019	2,582	15.39	-	16.64	45,506	1.86	0.70	-	2.20	15.21	-	16.95

Morgan Stanley VIF Global Strategist Class II
2023	576	16.93	-	22.24	9,854	1.57	1.29	-	2.59	11.02	-	12.48
2022	680	15.25	-	19.77	10,421	—	1.29	-	2.59	(19.20)	-	(18.13)
2021	752	18.87	-	24.15	14,162	1.75	1.29	-	2.59	5.44	-	6.83
2020	816	17.90	-	22.61	14,442	1.37	1.29	-	2.59	8.00	-	9.42
2019	912	16.58	-	20.66	14,794	1.76	1.29	-	2.59	14.71	-	16.23

Morgan Stanley VIF Growth Class I
2023	4,823	48.46	-	48.99	184,071	—	0.70	-	2.69	44.71	-	47.63
2022	5,292	32.83	-	33.85	138,173	—	0.70	-	2.69	(61.14)	-	(60.35)
2021	6,302	82.78	-	87.11	409,938	—	0.70	-	2.69	(2.57)	-	(0.59)
2020	7,135	83.27	-	89.41	476,389	—	0.70	-	2.69	111.52	-	115.80
2019	8,000	38.59	-	42.27	250,519	—	0.70	-	2.69	28.29	-	30.89

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Morgan Stanley VIF Growth Class II
2023	2,443	$54.21	-	71.21	$40,762	—%	1.29	-	2.59%	44.52	-	46.42%
2022	2,778	37.51	-	48.64	32,401	—	1.29	-	2.59	(61.19)	-	(60.68)
2021	3,009	96.65	-	123.69	90,556	—	1.29	-	2.59	(2.72)	-	(1.44)
2020	3,559	99.35	-	125.49	108,619	—	1.29	-	2.59	111.20	-	113.98
2019	4,197	47.04	-	58.65	61,215	—	1.29	-	2.59	28.09	-	29.77

Morgan Stanley VIF U.S. Real Estate Class I
2023	182	28.73	-	60.18	7,501	2.23	0.70	-	2.20	12.03	-	13.72
2022	213	25.64	-	52.92	7,801	1.23	0.70	-	2.20	(28.64)	-	(27.56)
2021	234	35.94	-	73.05	11,941	2.04	0.70	-	2.20	36.76	-	38.83
2020	248	26.28	-	52.62	9,163	2.80	0.70	-	2.20	(18.66)	-	(17.43)
2019	264	32.31	-	63.73	11,965	1.87	0.70	-	2.20	16.35	-	18.11

Morgan Stanley VIF U.S. Real Estate Class II
2023	279	26.42	-	39.63	9,744	1.95	1.29	-	2.59	11.29	-	12.75
2022	314	23.74	-	35.15	9,776	0.95	1.29	-	2.59	(29.09)	-	(28.15)
2021	331	33.47	-	48.92	14,411	1.86	1.29	-	2.59	35.85	-	37.64
2020	437	24.64	-	35.54	13,913	2.52	1.29	-	2.59	(19.23)	-	(18.17)
2019	513	30.51	-	43.44	20,140	1.61	1.29	-	2.59	15.62	-	17.15

Morgan Stanley VIS Income Plus Class X Shares (sub-account merged on July 28, 2023)
2023	—	18.02	-	27.00	< 1	3.46	0.70	-	2.05	2.99	-	3.80
2022	557	17.50	-	26.01	19,847	1.85	0.70	-	2.05	(18.16)	-	(17.05)
2021	647	21.38	-	31.36	27,970	3.33	0.70	-	2.05	(3.86)	-	(2.55)
2020	740	22.24	-	32.18	32,919	3.32	0.70	-	2.05	8.38	-	9.86
2019	849	20.52	-	29.29	34,206	3.56	0.70	-	2.05	13.61	-	15.15

Morgan Stanley VIS Income Plus Class Y Shares (sub-account merged on July 28, 2023)
2023	—	13.72	-	17.37	< 1	3.32	1.29	-	2.44	2.53	-	3.21
2022	1,587	12.98	-	16.83	26,939	1.52	1.29	-	2.59	(18.80)	-	(17.73)
2021	1,773	15.99	-	20.46	36,560	3.14	1.29	-	2.59	(4.56)	-	(3.31)
2020	1,824	16.75	-	21.16	38,952	3.04	1.29	-	2.59	7.43	-	8.85
2019	2,031	15.59	-	19.44	40,083	3.29	1.29	-	2.59	12.80	-	14.28

Neuberger Berman AMT Mid Cap Growth Class I
2023	< 1	49.97	-	49.97	2	—	1.59	-	1.59	16.29	-	16.29
2022	< 1	42.97	-	42.97	2	—	1.59	-	1.59	(29.86)	-	(29.86)
2021	< 1	61.27	-	61.27	2	—	1.59	-	1.59	11.21	-	11.21
2020	< 1	55.09	-	55.09	2	—	1.59	-	1.59	37.77	-	37.77
2019	< 1	39.99	-	39.99	1	—	1.59	-	1.59	30.65	-	30.65

Neuberger Berman AMT Sustainable Equity Class I (sub-account launched on April 30, 2019)
2023	3	15.53	-	15.53	39	0.35	1.59	-	1.59	24.90	-	24.90
2022	3	12.43	-	12.43	32	0.44	1.59	-	1.59	(19.74)	-	(19.74)
2021	3	15.49	-	15.49	40	0.38	1.59	-	1.59	21.53	-	21.53
2020	3	12.74	-	12.74	33	0.62	1.59	-	1.59	17.68	-	17.68
2019	3	10.83	-	10.83	29	0.42	1.59	-	1.59	8.24	-	8.24

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
PIMCO VIT CommodityRealReturn® Strategy Advisor Class
2023	49	$5.72	-	7.03	$322	15.70%	1.29	-	2.44%	(10.16)	-	(9.12)%
2022	54	6.37	-	7.73	388	21.42	1.29	-	2.44	6.04	-	7.27
2021	73	6.00	-	7.21	498	4.20	1.29	-	2.44	29.89	-	31.40
2020	77	4.62	-	5.49	400	6.22	1.29	-	2.44	(1.23)	-	(0.08)
2019	84	4.68	-	5.49	437	4.33	1.29	-	2.44	8.65	-	9.92

PIMCO VIT Emerging Markets Bond Advisor Class
2023	15	13.99	-	17.19	250	5.60	1.29	-	2.44	8.32	-	9.58
2022	16	12.91	-	15.69	241	4.68	1.29	-	2.44	(17.84)	-	(16.88)
2021	22	15.72	-	18.87	389	4.37	1.29	-	2.44	(5.02)	-	(3.91)
2020	22	16.55	-	19.64	407	4.50	1.29	-	2.44	4.01	-	5.23
2019	28	15.91	-	18.67	500	4.32	1.29	-	2.44	11.87	-	13.18

PIMCO VIT International Bond (U.S. Dollar-Hedged) Institutional Class
2023	< 1	18.48	-	18.48	< 1	2.59	1.50	-	1.50	7.39	-	7.39
2022	< 1	17.21	-	17.21	< 1	1.48	1.50	-	1.50	(11.50)	-	(11.50)
2021	< 1	19.45	-	19.45	< 1	1.59	1.50	-	1.50	(3.43)	-	(3.43)
2020	< 1	20.14	-	20.14	< 1	5.86	1.50	-	1.50	3.98	-	3.98
2019	< 1	19.37	-	19.37	< 1	1.76	1.50	-	1.50	5.40	-	5.40

PIMCO VIT Real Return Advisor Class
2023	152	11.81	-	14.51	2,056	2.90	1.29	-	2.44	1.06	-	2.24
2022	160	11.69	-	14.20	2,123	6.92	1.29	-	2.44	(14.12)	-	(13.12)
2021	187	13.61	-	16.34	2,872	4.85	1.29	-	2.44	2.92	-	4.12
2020	195	13.22	-	15.69	2,895	1.31	1.29	-	2.44	8.90	-	10.16
2019	227	12.14	-	14.25	3,066	1.57	1.29	-	2.44	5.70	-	6.93

PIMCO VIT Total Return Advisor Class
2023	321	11.96	-	15.10	4,539	3.46	1.29	-	2.59	3.11	-	4.47
2022	359	11.60	-	14.45	4,882	2.49	1.29	-	2.59	(16.58)	-	(15.49)
2021	419	13.91	-	17.10	6,757	1.72	1.29	-	2.59	(3.90)	-	(2.64)
2020	451	14.47	-	17.57	7,506	2.02	1.29	-	2.59	5.75	-	7.14
2019	463	13.68	-	16.40	7,207	2.91	1.29	-	2.59	5.46	-	6.85

PIMCO VIT Total Return Institutional Class
2023	< 1	16.96	-	16.96	< 1	3.58	1.50	-	1.50	4.35	-	4.35
2022	< 1	16.25	-	16.25	< 1	2.64	1.50	-	1.50	(15.58)	-	(15.58)
2021	< 1	19.25	-	19.25	< 1	1.77	1.50	-	1.50	(2.75)	-	(2.75)
2020	< 1	19.79	-	19.79	< 1	2.07	1.50	-	1.50	7.02	-	7.02
2019	< 1	18.50	-	18.50	< 1	2.98	1.50	-	1.50	6.73	-	6.73

Putnam VT Core Equity Fund - Class IB
2023	1,244	33.06	-	47.44	38,356	0.52	0.80	-	2.29	25.18	-	27.06
2022	1,407	26.02	-	37.90	34,384	1.03	0.80	-	2.29	(17.68)	-	(16.44)
2021	1,666	31.14	-	41.89	50,687	0.65	0.80	-	2.44	27.84	-	29.96
2020	1,902	23.96	-	32.77	44,771	0.96	0.80	-	2.44	14.48	-	16.39
2019	2,184	20.59	-	28.63	44,279	1.13	0.80	-	2.44	28.44	-	30.58

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Putnam VT Diversified Income Class IB
2023	459	$16.01	-	22.31	$8,562	6.27%	0.80	-	2.15%	2.57	-	3.98%
2022	516	15.61	-	21.46	9,316	6.85	0.80	-	2.15	(4.44)	-	(3.13)
2021	584	16.33	-	22.15	10,976	0.65	0.80	-	2.15	(8.95)	-	(7.69)
2020	614	17.94	-	23.99	12,617	7.70	0.80	-	2.15	(3.03)	-	(1.70)
2019	679	18.50	-	24.41	14,288	3.34	0.80	-	2.15	8.84	-	10.34

Putnam VT Emerging Markets Equity Fund Class IB
2023	366	8.28	-	15.12	5,272	0.48	0.80	-	2.15	9.20	-	10.70
2022	397	7.58	-	13.66	5,206	—	0.80	-	2.15	(29.03)	-	(28.05)
2021	421	10.68	-	18.98	7,734	0.49	0.80	-	2.15	(6.25)	-	(4.96)
2020	472	11.39	-	19.97	9,077	0.04	0.80	-	2.15	25.19	-	26.91
2019	556	9.10	-	15.74	8,300	—	0.80	-	2.15	22.25	-	23.93

Putnam VT Focused International Equity Class IB
2023	779	10.82	-	18.75	13,215	0.69	0.80	-	2.15	16.69	-	18.30
2022	865	9.27	-	15.85	12,460	1.77	0.80	-	2.15	(19.95)	-	(18.85)
2021	955	11.58	-	19.54	16,965	0.77	0.80	-	2.15	10.16	-	11.68
2020	1,111	11.85	-	17.49	17,870	0.17	0.80	-	2.19	7.67	-	9.19
2019	1,298	11.00	-	16.02	19,217	—	0.80	-	2.29	9.72	-	25.58

Putnam VT George Putnam Balanced Class IB
2023	1,390	21.54	-	29.41	35,149	1.27	0.80	-	2.69	16.71	-	18.95
2022	1,547	18.45	-	24.73	33,141	0.91	0.80	-	2.69	(18.23)	-	(16.67)
2021	1,723	22.57	-	29.67	44,520	0.84	0.80	-	2.69	10.91	-	13.04
2020	1,842	20.35	-	26.25	42,379	1.16	0.80	-	2.69	12.32	-	14.48
2019	1,965	18.12	-	22.93	39,844	1.44	0.80	-	2.69	20.69	-	23.01

Putnam VT Global Asset Allocation Class IB
2023	466	26.59	-	28.73	12,236	1.54	0.80	-	2.44	14.65	-	16.55
2022	517	23.19	-	24.65	11,773	1.37	0.80	-	2.44	(18.06)	-	(16.70)
2021	590	28.30	-	29.60	16,251	0.70	0.80	-	2.44	11.19	-	13.04
2020	662	25.46	-	26.18	16,226	1.75	0.80	-	2.44	9.59	-	11.41
2019	653	23.23	-	23.50	14,696	1.46	0.80	-	2.44	14.29	-	16.19

Putnam VT Global Health Care Class IB
2023	381	40.96	-	55.07	17,523	0.30	0.80	-	2.44	6.50	-	8.26
2022	416	38.46	-	50.87	17,805	0.42	0.80	-	2.44	(6.98)	-	(5.43)
2021	463	41.35	-	53.79	21,046	1.12	0.80	-	2.44	16.51	-	18.45
2020	536	35.49	-	45.42	20,716	0.50	0.80	-	2.44	13.46	-	15.35
2019	605	31.01	-	39.37	20,470	—	0.80	-	2.49	27.07	-	29.25

Putnam VT Government Money Market Class IB
2023	2,979	7.41	-	11.75	27,373	4.36	0.80	-	2.54	1.81	-	3.60
2022	2,467	7.27	-	11.34	22,274	1.09	0.80	-	2.54	(1.42)	-	0.32
2021	2,627	7.38	-	11.30	23,722	<0.01	0.80	-	2.54	(2.51)	-	(0.79)
2020	3,086	7.57	-	11.39	28,266	0.20	0.80	-	2.54	(2.34)	-	(0.61)
2019	3,448	7.75	-	11.46	32,074	1.54	0.80	-	2.54	(1.01)	-	0.74

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Putnam VT High Yield Class IB
2023	432	$24.13	-	30.39	$11,591	5.36%	0.80	-	2.44%	9.42	-	11.24%
2022	484	22.05	-	27.32	11,734	5.22	0.80	-	2.44	(13.74)	-	(12.31)
2021	537	25.56	-	31.15	14,968	4.76	0.80	-	2.44	2.43	-	4.14
2020	604	24.49	-	29.91	16,298	5.73	0.80	-	2.54	2.55	-	4.36
2019	698	23.88	-	28.66	18,147	5.99	0.80	-	2.54	11.51	-	13.48

Putnam VT Income Class IB
2023	1,586	12.34	-	21.04	25,953	5.77	0.80	-	2.49	2.11	-	3.86
2022	1,723	12.08	-	20.26	27,346	5.74	0.80	-	2.49	(15.94)	-	(14.50)
2021	1,934	14.37	-	23.69	36,079	1.39	0.80	-	2.49	(6.95)	-	(5.35)
2020	2,063	15.30	-	25.03	41,024	4.80	0.80	-	2.54	3.06	-	4.88
2019	2,199	14.85	-	23.87	41,983	3.22	0.80	-	2.54	9.07	-	11.00

Putnam VT International Equity Class IB
2023	2,056	17.45	-	19.27	36,672	0.04	0.70	-	2.59	15.47	-	17.68
2022	2,299	14.83	-	16.69	35,218	1.56	0.70	-	2.59	(16.96)	-	(15.36)
2021	2,485	17.52	-	20.09	45,532	1.18	0.70	-	2.59	6.02	-	8.06
2020	2,701	16.21	-	18.95	46,457	1.65	0.70	-	2.59	9.21	-	11.31
2019	3,005	14.56	-	17.35	46,999	1.41	0.70	-	2.59	21.93	-	24.28

Putnam VT International Value Class IB
2023	332	14.68	-	21.41	6,302	1.50	0.80	-	2.15	16.14	-	17.73
2022	364	12.64	-	18.19	5,942	2.09	0.80	-	2.15	(8.81)	-	(7.55)
2021	410	13.86	-	19.67	7,229	2.03	0.80	-	2.15	12.47	-	14.02
2020	450	12.33	-	17.25	7,008	2.50	0.80	-	2.15	1.71	-	3.11
2019	504	12.12	-	16.73	7,684	2.77	0.80	-	2.15	17.64	-	19.26

Putnam VT Large Cap Growth Fund - Class IB
2023	3,995	26.01	-	26.87	97,743	—	0.80	-	2.69	40.63	-	43.32
2022	4,469	18.50	-	18.75	76,861	—	0.80	-	2.69	(32.36)	-	(31.06)
2021	5,073	27.19	-	27.34	128,044	—	0.80	-	2.69	19.38	-	21.67
2020	5,785	22.35	-	22.90	120,639	0.04	0.80	-	2.69	35.01	-	37.60
2019	6,676	16.24	-	16.97	101,902	0.13	0.80	-	2.69	33.09	-	35.65

Putnam VT Large Cap Value Class IB
2023	2,789	19.42	-	38.84	130,291	2.05	0.70	-	2.69	12.59	-	14.86
2022	3,098	16.91	-	34.50	127,503	1.52	0.70	-	2.69	(5.71)	-	(3.81)
2021	3,513	17.57	-	36.59	153,863	1.23	0.70	-	2.69	23.91	-	26.42
2020	3,935	13.90	-	29.53	139,398	1.75	0.70	-	2.69	2.98	-	5.06
2019	4,493	13.23	-	28.68	152,365	2.06	0.70	-	2.69	26.92	-	29.49

Putnam VT Mortgage Securities Class IB
2023	366	13.49	-	18.72	5,490	15.97	0.80	-	2.10	3.07	-	4.43
2022	403	13.09	-	17.93	5,739	9.22	0.80	-	2.10	(11.96)	-	(10.79)
2021	440	14.87	-	20.09	7,119	—	0.80	-	2.10	(5.78)	-	(4.54)
2020	475	15.78	-	21.05	8,125	9.66	0.80	-	2.10	(3.63)	-	(2.35)
2019	539	16.37	-	21.55	9,521	2.22	0.80	-	2.10	10.83	-	12.29

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Putnam VT Research Class IB
2023	489	$40.72	-	47.23	$18,259	0.81%	0.80	-	2.29%	25.93	-	27.83%
2022	539	31.86	-	37.50	15,841	0.57	0.80	-	2.29	(19.16)	-	(17.94)
2021	594	38.82	-	46.40	21,385	0.10	0.80	-	2.29	21.31	-	23.14
2020	700	31.53	-	38.25	20,551	0.60	0.80	-	2.29	17.19	-	18.96
2019	800	26.5	-	32.64	19,827	1.17	0.80	-	2.29	30.20	-	32.17

Putnam VT Small Cap Growth Class IB
2023	57	43.29	-	57.45	2,894	—	0.80	-	2.15	20.51	-	22.16
2022	62	35.93	-	47.03	2,595	—	0.80	-	2.15	(29.84)	-	(28.87)
2021	71	51.20	-	66.12	4,197	—	0.80	-	2.15	11.42	-	12.96
2020	79	45.95	-	58.53	4,125	—	0.80	-	2.15	45.19	-	47.18
2019	97	31.65	-	39.77	3,488	—	0.80	-	2.15	34.50	-	36.35

Putnam VT Small Cap Value Class IB
2023	457	31.86	-	43.71	22,210	0.16	0.70	-	2.30	20.95	-	22.89
2022	516	26.34	-	35.57	20,482	0.17	0.70	-	2.30	(14.96)	-	(13.59)
2021	590	30.98	-	41.16	27,120	0.75	0.70	-	2.30	36.72	-	38.93
2020	682	22.66	-	29.63	22,982	1.09	0.70	-	2.30	1.60	-	3.24
2019	770	22.30	-	28.70	25,193	0.68	0.70	-	2.30	21.42	-	23.37

Putnam VT Sustainable Future Class IB
2023	90	44.89	-	57.70	4,608	—	0.80	-	2.00	25.97	-	27.50
2022	99	35.64	-	45.26	3,977	—	0.80	-	2.00	(35.34)	-	(34.56)
2021	111	55.11	-	69.15	6,873	—	0.80	-	2.00	3.96	-	5.22
2020	120	53.02	-	65.72	7,130	0.11	0.80	-	2.00	49.58	-	51.40
2019	140	35.44	-	43.41	5,517	0.60	0.80	-	2.00	27.42	-	28.97

Putnam VT Sustainable Leaders Class IB
2023	2054	35.14	-	51.73	67,228	0.52	0.80	-	2.69	22.75	-	25.10
2022	2269	28.09	-	42.14	59,903	0.55	0.80	-	2.69	(24.97)	-	(23.53)
2021	2454	36.73	-	56.16	85,429	0.14	0.80	-	2.69	20.23	-	22.54
2020	2861	29.98	-	46.71	81,760	0.42	0.80	-	2.69	25.31	-	27.71
2019	3272	23.47	-	37.28	73,388	0.46	0.80	-	2.69	32.72	-	35.27

Templeton Developing Markets VIP Fund - Class 2
2023	96	26.30	-	30.23	3,476	2.09	1.15	-	2.49	9.85	-	11.34
2022	107	23.62	-	27.52	3,501	2.52	1.15	-	2.49	(23.91)	-	(22.87)
2021	134	30.62	-	36.17	5,635	0.86	1.15	-	2.49	(8.07)	-	(6.82)
2020	145	32.86	-	39.34	6,631	4.20	1.15	-	2.49	14.29	-	15.84
2019	162	28.37	-	34.43	6,419	1.00	1.15	-	2.49	23.56	-	25.25

Templeton Foreign VIP Fund - Class 2
2023	964	18.07	-	18.71	19,330	3.15	1.15	-	2.69	17.54	-	19.38
2022	1,141	15.13	-	15.91	19,297	3.00	1.15	-	2.69	(10.07)	-	(8.66)
2021	1,377	16.57	-	17.70	25,784	1.84	1.15	-	2.69	1.38	-	2.97
2020	1,520	16.09	-	17.46	27,879	3.40	1.15	-	2.69	(3.80)	-	(2.29)
2019	1,663	16.47	-	18.14	31,191	1.72	1.15	-	2.69	9.52	-	11.24

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Templeton Global Bond VIP Fund - Class 2
2023	21	$17.59	-	28.88	$505	—	1.15	-	2.29	0.55	-	1.71
2022	32	17.50	-	28.40	689	—	1.15	-	2.29	(7.11)	-	(6.04)
2021	26	19.00	-	30.22	647	—	1.15	-	2.24	(7.11)	-	(6.08)
2020	29	20.45	-	32.18	761	8.38	1.15	-	2.24	-7.39	-	-6.36
2019	30	22.09	-	34.37	853	7.12	1.15	-	2.24	(0.26)	-	0.85

Templeton Growth VIP Fund - Class 2
2023	12	17.93	-	28.74	309	3.31	1.15	-	1.85	18.79	-	19.63
2022	13	15.10	-	24.03	281	0.15	1.15	-	1.85	(13.13)	-	(12.51)
2021	13	17.38	-	27.46	344	1.10	1.15	-	1.85	2.94	-	3.67
2020	15	16.88	-	26.49	376	2.92	1.15	-	1.85	3.85	-	4.59
2019	19	16.25	-	25.33	450	2.80	1.15	-	1.85	13.03	-	13.84